LORD ABBETT


                    National Tax-Free Income Fund

                    California Tax-Free Income Fund

                    Connecticut Tax-Free Income Fund

                    Hawaii Tax-Free Income Fund

                    Minnesota Tax-Free Income Fund

                    Missouri Tax-Free Income Fund

                    New Jersey Tax-Free Income Fund

                    New York Tax-Free Income Fund

                    Texas Tax-Free Income Fund

                    Washington Tax-Free Income Fund

                    Florida Series

                    Georgia Series

                    Michigan Series

                    Pennsylvania Series

                                                       2000 Annual Report



[GRAPHIC OMITTED]




                                           Funds that seek to provide attractive
                                           levels of tax-advantaged income


                                     [LOGO]

Report to Shareholders
For the Fiscal Year Ended September 30, 2000




[PHOTO]


Robert S. Dow
Chairman


October 6, 2000



 "Based on the currently strong fundamentals in the municipal bond arena, we remain positive in our outlook on municipal bonds and plan to keep our current strategy intact."

------------------------------------------------

          ======================
                   DALBAR
           HONORS COMMITMENT TO:
                 INVESTORS
                    1999
           =====================

  Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholder the 1999 Key Honor Award for
  Mutual Fund Service. DALBAR, Inc. an independent research firm and evaluator of mutual fund service, presents the award to financial services firms that provide consistently solid service to clients.

------------------------------------------------


          Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust completed the fiscal year on September 30, 2000, with aggregate net assets of $1.81 billion. Please see Fund Facts in this report for individual net assets and performance for each Fund and Series.

          Scarce Supply, Strong Investor Interest Continue

          Scarce supply and strong individual investor demand were the two factors that evolved over the year to dominate the tax-free bond market. However, the fiscal year began with selling pressure arising from Y2K concerns and tax loss selling. This drove the prices on most tax-free bonds down to discount levels by early 2000. Since bond yields move in the opposite direction of their prices, the yields -- or coupons -- of tax-free bonds reached attractive levels relative to the yields of Treasury securities of the same maturities. As a result, long-term municipal bonds yielded roughly 95% of what U.S. Treasuries(1) yielded over the period which, we believe, set the stage for tremendous value in tax-free bonds.

          As 2000 progressed, investor demand surged, and interest focused on municipal bonds of short- and intermediate-term maturities (15 years and less) and on coupon income. In addition, credit quality seemed to gain importance among investors as their appetite for risk dampened due to the increasing volatility of the stock markets. Overall, investor interest in fixed-income investments, particularly municipal bonds, rebounded and the favorable conditions surrounding municipal bonds fortified investors' views of tax-free bonds as an attractive alternative to taxable investments.

          Portfolio Overviews(2)

          Over the past 12 months, we continued to emphasize the high credit quality of the portfolios with well over 50% of the portfolios' assets consistently invested in AAA/Aaa-rated securities. In general, bonds issued by entities in the utilities and transportation sectors, as well as general obligation bonds, have performed well and have been a key focus of the portfolios. The average call protection (the length of time during which a bond cannot be paid off or, "called," by the issuer) of the portfolios remained between eight and nine years as we focused on bonds with maturities between 20 and 30 years. Early in the period, we did not "jump on the bandwagon" and sell bonds that had depreciated in price; however, we did selectively swap bonds in order to take some tax losses. Taking tax losses benefits investors in the Fund in that it helps offset realized gains the portfolio has made and, in effect, helps shield shareholders from receiving taxable capital gains distributions in the future. At the same time, we started making new purchases of de minimus, or deeply discounted bonds (bonds selling at substantial discount to par).

          Throughout the period, we took the opportunity to add more long-term bonds to the portfolios to capture attractive yields that have not been available since 1995. By moving out on the yield curve (extending the average maturity of the portfolios), we were able to continue our emphasis on call protection while adding to the portfolios' coupon income.

Report to Shareholders
For the Fiscal Year Ended September 30, 2000

In addition, we consider many of these longer-term, higher coupon bonds good candidates to be pre-refunded if rates fall significantly. Pre-refunded bonds are older tax-free bonds that are "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasuries. As a result, when a bond is pre-refunded, it has virtually no default risk and typically appreciates in value. Our decision to add these longer-term bonds contributed significantly to the Funds' good performance throughout the last three quarters of the fiscal year.
Our position in deeper discount, tax-free bonds was another factor in the Funds' positive performance since these bonds also performed well. Our few holdings in the healthcare sector detracted slightly from performance late in the period, but since we avoid lower-rated issues in general, we held far fewer of these bonds than many of our competitors. Therefore, the impact these bonds had on the Funds' performance was minimal. On a positive note, most of the portfolios held tax-free bonds issued in Puerto Rico, which performed extremely well, particularly at the end of the period. This was due largely to the fact that Puerto Rico bonds benefited from a dearth of supply of new bonds in most high-tax states; therefore, tax-free investors in those states sought Puerto Rico bonds, which generally provide tax-free income in all states.(3)

Outlook
Based on the strong fundamentals and low supply in the current municipal bond arena, we remain positive in our outlook on municipal bonds and plan to keep our current strategy and portfolio structures intact. We will continue our efforts to generate high monthly dividends and to identify tax-free bonds representing good value, with a focus on bonds of high credit quality and with maturities of 20 to 30 years. Given the right conditions, we may sell off a select portion of the bonds we purchased at a discount as they appreciate in price in order to lock in gains for the portfolios. We believe that the portfolios are well positioned for the stable-to-declining interest rate environment we envision for the months ahead. Since municipal bonds continue to offer investors favorable, tax-free(4) income relative to Treasuries and with low credit risk, we anticipate investor interest will stay strong.


(1) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

(2)  The Fund's portfolio is actively managed and is subject to change.

(3) Minnesota limits the extent to which income from non-Minnesota bonds may be considered tax-free for Minnesota tax purposes. Please speak to your tax advisor for more information.

(4) All or a portion of income derived from this portfolio may be subject to the Federal Alternative Minimum Tax. Any capital gains realized may be subject to taxation. Shareholders should consult with their tax advisors for specific information on taxation.

Risk: The Fund has the ability to invest in derivatives, including options, financial futures, options on financial futures and residual interest bonds (also known as "inverse floaters"). These instruments involve special risks. Theses and other risks are more fully described in the prospects. There can be no assurance that the Fund will meet its investment objective.

Performance: Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges, and would be different if sales charges were included.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

Fund Facts

All Funds managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 9/30/00.


All tax-free
portfolios managed
by Lord Abbett
emphasize:

o High quality

o Total return
  potential

o Call protection


Lord Abbett's Focus on Quality(1)



[4 PIE CHART GRAPHICS OMITTED]



Lord Abbett's Tax-Free Record and SEC-Required Information as of 9/30/00 for Class A Shares

                                                                       National            California             Connecticut
                                                                       Tax-Free             Tax-Free               Tax-Free
                                                                       Income Fund(2)       Income Fund(2)        Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                                      4/2/84               9/3/85(4)                4/1/91
Net Assets* (in millions)                                              $539.8                $196.7                   $96.9
Dividend Distribution Rate at Net Asset Value(5)                        5.13%                 5.01%                   5.03%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
  1 Year                                                                5.02%                 6.62%                   4.32%
  5 Years                                                               5.16%                 4.94%                   4.68%
10 Years or Life of Series                                              6.69%                 6.52%                   6.29%(7)
30-Day SEC Yield(8)                                                     4.70%                 4.39%                   4.52%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Maximum
Offering Price:
  1 Year                                                                1.60%                 3.20%                   1.00%
  5 Years                                                               4.46%                 4.26%                   3.99%
10 Years or Life of Series                                              6.34%                 6.17%                   5.93%(7)


(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2)  For specific Class share performance, please see each Fund's Financial
     Highlights (pages 46-56).

(3) Returns and yield for Minnesota Tax-Free Income Fund reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(4) Date shown is inception of a substantially similar predecessor fund that became the Fund effective 7/15/96.

(5) The dividend distribution rate is calculated by dividing the annualized dividend per share of a class derived from net investment income during the month ended September 30, 2000 by the net asset value on the last day of that period.

(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal
     Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Fund.

*    Total Net Assets for Funds, all classes of shares.


Fund Facts -- continued





[6 PIE CHART GRAPHICS OMITTED]




  Hawaii           Minnesota            Missouri           New Jersey          New York              Texas          Washington
 Tax-Free          Tax-Free             Tax-Free            Tax-Free           Tax-Free            Tax-Free          Tax-Free
Income Fund       Income Fund(3)       Income Fund        Income Fund        Income Fund(2)      Income Fund       Income Fund
------------------------------------------------------------------------------------------------------------------------------------

 10/28/91            12/27/94            5/31/91              1/2/91            4/2/84               1/20/87           4/15/92
   $70.2              $20.9              $120.1               $151.0            $233.6               $74.4             $44.5
   4.97%              5.55%               5.08%                5.32%             5.24%               5.22%             5.15%

------------------------------------------------------------------------------------------------------------------------------------

   4.94%              5.32%               4.63%                5.31%             5.65%               4.14%             4.90%
   4.82%              4.74%               4.71%                4.99%             4.77%               4.62%             5.24%
   5.88%(7)           5.87%(7)            6.23%(7)             6.74%(7)          6.40%               6.70%             6.11%(7)
   4.44%              5.43%               4.49%                4.30%             4.58%               4.54%             4.84%


------------------------------------------------------------------------------------------------------------------------------------

   1.60%              1.90%               1.20%                1.80%             2.30%               0.70%             1.60%
   4.16%              4.04%               4.02%                4.29%             4.09%               3.94%             4.58%
   5.49%(7)           5.26%(7)            5.86%(7)             6.38%(7)          6.04%               6.35%             5.70%(7)



(7)  Since inception.
(8) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended September 30, 2000 by the maximum offering price per share on the last day of that period.

The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%. Effective May 3, 1999, the maximum sales charge was reduced from 4.75% to 3.25%.

Lord Abbett's National, California and New York Tax-Free Income Funds also offer other classes of shares having varying fees and expenses.

Series Facts


Lord Abbett's Focus on Quality (9)



[4 PIE CHART GRAPHICS OMITTED]






Lord Abbett's Tax-Free Record and SEC-Required Information as of 9/30/00 for Class A Shares

                                                                  Florida           Georgia          Michigan       Pennsylvania
                                                                Series(10)         Series(11)          Series             Series
------------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                                 9/25/91          12/27/94           12/1/92             2/3/92
Net Assets (in millions)                                            $99.5             $29.2             $45.7              $91.8
Distribution Rate at Net Asset Value (as of 9/30/00)(12)            4.99%             5.21%             5.17%              5.14%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return
at Net Asset Value (as of 9/30/00)(13):
   1 Year                                                           4.23%             6.70%             6.26%              5.13%
   5 Years                                                          4.18%             6.06%             5.25%              5.14%
Life of Series                                                      5.40%             7.20%             6.03%              6.14%
30-Day SEC Yield(14) (as of 9/30/00)                                4.22%             5.43%             4.76%              4.41%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 9/30/00)(13):
1 Year                                                              0.90%             3.20%             2.90%              1.80%
5 Years                                                             3.49%             5.34%             4.56%              4.43%
Life of Series                                                      5.02%             6.58%             5.59%              5.74%

(9) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(10) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 54. For a full discussion of the differences in pricing alternatives, please refer to the Trust's current prospectus.

(11) Returns and yield for Tax-Free Income
Trust - Georgia Series reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(12) The dividend distribution rate is calculated by dividing the annualized dividend per share of a class derived from net investment income during the month ended September 30, 2000 by the net asset value on the last day of that period.

(13) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

(14) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended September 30, 2000 by the maximum offering price per share on the last day of that period.

The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%.

             Schedule of Investments
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================

Education    Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                        5.45%    3/1/2016   Aa3    $  255     $  255,635
11.48%       Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                        5.45%    3/1/2017   Aa3       400        399,500
             Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                        5.50%    3/1/2018   Aa3       350        349,563
             Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                        5.50%    3/1/2019   Aa3       410        405,900
             Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                        5.50%    3/1/2020   Aa3       485        480,756
             Connecticut St Higher Ed Supplemental Ln Auth Rev
             Ser A AMT#                                                           7.375%  11/15/2005    A1        60         60,101
             Delaware St Econ Dev Auth Rev DE Tech Pk Univ DE Proj (2)             6.00%    2/1/2021   AAA     1,000      1,035,000
             District of Columbia Rev James F Oyster Elem Sch Pilot (1)            6.25%   11/1/2021     A       800        822,000
             District of Columbia Rev James F Oyster Elem Sch Pilot (1)            6.25%   11/1/2031     A     1,250      1,275,000
             Indiana St Ed Fac Auth Rev                                            6.65%    3/1/2019   Aaa    10,740     11,424,675
             Louisiana St Univ & Agric & Mech College Bd Hlth
             Sciences Ctr Proj (12)                                                6.20%    5/1/2020   AAA       650        682,500
             Louisiana St Univ & Agric & Mech College Bd Hlth
             Sciences Ctr Proj (12)                                               6.375%    5/1/2031   AAA     2,440      2,571,150
             Maine Hlth & Higher Ed Fac Auth Rev Ser B (12)                       6.00%     7/1/2029   AAA       100        102,125
             Massachusetts St Dev Fin Agy Rev Boston Univ Ser P                   5.375%   5/15/2039    A3     1,625      1,446,250
             Massachusetts St Dev Fin Agy Rev Boston Univ Ser P                   6.00%    5/15/2059    A3     2,000      1,985,000
             Massachusetts St Dev Fin Agy Rev Curry College Ser A (1)             5.375%    3/1/2019     A       320        294,800
             Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ Ser P           5.625%   11/1/2028   AAA       515        514,356
             Massachusetts St Hlth & Ed Fac Auth Rev New England
             Med Ctr Ser F (6)                                                    6.625%    7/1/2025   AAA     1,250      1,295,313
             Massachusetts St Hlth & Ed Fac Auth Rev Wellesley
             College Ser F                                                        5.125%    7/1/2039   Aa1       165        147,675
             Monroe Cnty NY Ind Dev Agy Rev Student Hsg Ser A                     5.375%    4/1/2029   aa3       445        396,606
             New Jersey Econ Dev Auth Rev United Methodist Homes                  5.125%    7/1/2018   BB-     1,000        770,000
             New Jersey Econ Dev Auth Sch Rev Princeton Jr Sch Inc
             1996 Proj                                                             7.00%    5/1/2020   BB*       960        997,200
             Ohio St Higher Ed Fac Cmnty (2)                                       5.50%   12/1/2025   AAA     1,000        980,000
             Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
             RIBs AMT# + (2)                                                      7.601%    3/1/2022   AAA     4,500      4,854,375
             Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
             RIBs AMT# + (2)                                                      8.963%    9/1/2026   AAA     2,000      2,389,420
             Private Colleges & Univ Auth GA Emory Univ Ser A                      5.50%   11/1/2033   Aa1     1,000        973,750
             Private Colleges & Univ Auth GA Emory Univ Ser A                      6.40%   10/1/2023   Aa1       310        323,175
             Private Colleges & Univ Auth GA Student Ln Rev Ser B AMT#             5.00%   11/1/2033   Aa1       900        785,250
             Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Ana G
             Mendez Univ Sys Proj                                                 5.375%    2/1/2019   BBB       500        468,125
             State Univ Iowa Univ Rev Dorm Ser S U I                              5.375%    7/1/2021   Aa3     1,000      1,005,000
             Texas St Higher Ed Coord Bd College Student Ln Rev AMT#               7.70%   10/1/2025     A       255        262,013
             University Central AR Rev Hsg Sys (9)                                 6.50%    1/1/2031   AAA     2,425      2,597,781
             University NC Sys Pool Rev Ser B (12)                                 4.50%   10/1/2023   AAA       130        108,388
             University NC Univ Rev Comp Int Util Sys                        Zero Coupon    8/1/2019   Aa2       680        232,900
             University NC Univ Rev Comp Int Util Sys                        Zero Coupon    8/1/2021   Aa2     5,980      1,794,000
             University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA       400        386,000
             University SC Univ Rev Ser A (6)                                     5.625%    6/1/2025   Aaa     3,200      3,184,000
             University WY Univ Rev Fac Impt (12)                                  5.50%    6/1/2019   AAA       325        321,344
             Vermont Ed & Hlth Bldgs Fin Middlebury College Proj                   5.00%   11/1/2038    AA     5,000      4,362,500
             Virginia St Pub Sch Auth Ser A                                        6.20%    8/1/2014   Aa1     1,450      1,531,563
             Washington St Higher Ed Fac Auth Rev Gonzaga Univ
             Proj (12)                                                             4.75%    4/1/2022   AAA     3,275      2,845,156
             West Virginia Sch Bldg Auth Rev Cap Impt Ser B (9)                    5.25%    7/1/2021   AAA     3,150      2,988,563
             West Virginia Univ Revs Univ Sys W VA Proj Ser A (2)            Zero Coupon    4/1/2024   AAA     3,000        746,250


See Notes to Financial Statements                                              1


             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             West Virginia Univ Revs Univ Sys W VA Proj Ser A (2)            Zero Coupon    4/1/2026   AAA   $ 1,200     $  264,000
             Wisconsin St Hlth & Ed Fac Auth Rev Marquette Univ (12)               4.75%    6/1/2023   AAA       995        858,188
                                                                                                                         ==========
             Total                                                                                                       61,972,846
------------------------------------------------------------------------------------------------------------------------------------
Finance      Delaware Valley PA Regl Fin Auth Loc Govt Rev Ser C (2)               7.75%    7/1/2027   AAA     1,000      1,275,000
0.34%        Indiana Bd Bk Rev St Revolving Fund Prog Ser A                        6.75%    2/1/2017   AAA       500        536,875
                                                                                                                         ==========
             Total                                                                                                        1,811,875
------------------------------------------------------------------------------------------------------------------------------------
General      Akron OH Impt                                                         5.80%   11/1/2020   AA-       575        589,375
Obligation   Athens OH City Sch Dist Fac Constr & Impt (9)                         6.00%   12/1/2024   AAA       500        526,250
11.38%       Boulder CO Open Space Acq                                             5.50%   8/15/2018   Aa1     1,405      1,396,219
             Cook Cnty IL Ser B (12)                                              5.125%  11/15/2017   AAA     2,960      2,804,600
             Culpeper Cnty VA Sch (9)                                              6.00%   1/15/2021   AAA       690        718,463
             Deer Park TX Indpt Sch Dist                                           4.00%   2/15/2019   AAA     2,000      1,610,000
             Delaware St Ser A                                                     5.25%    4/1/2018   AAA       250        243,438
             Delaware St Ser A                                                     5.50%    4/1/2020   AAA     1,890      1,880,550
             Dickson Cnty TN Impt & Sch (9)                                        5.00%    4/1/2020   Aaa     2,695      2,492,875
             District of Columbia Ser A (9)                                       5.375%    6/1/2024   AAA       350        330,750
             Dodge KS Univ Sch Dist No. 443 (9)                                   4.375%    9/1/2018   AAA     2,025      1,723,781
             Douglas Cnty NE Sch Dist No 17 Millard (9)                            4.75%   6/15/2017   AAA       400        364,500
             Florida St Bd of Ed Cap Outl Pub Ed Ser D                             4.75%    6/1/2022   AA+     2,490      2,169,413
             Foothill De Anza CA Cmnty College Dist Cap Apprec (12)          Zero Coupon    8/1/2030   AAA     4,505        794,006
             Honolulu HI City & Cnty Ser D AMT# (6)                                4.45%    2/1/2005   AAA     1,000        981,250
             Idaho Falls ID Elec Defd Int (6)                                Zero Coupon    4/1/2013   AAA       500        253,125
             Jackson MS Pub Sch Dist Ser B (2)                                    5.375%   10/1/2020   Aaa       680        660,450
             Kilmarnock VA Pub Impt                                                6.25%    3/1/2027   BB*     1,430      1,478,263
             Lane Cnty OR Sch Dist No 52                                          5.625%   6/15/2020   Aa2     1,000      1,005,000
             Linn Cnty OR Cmnty Sch Dist No 9 Lebanon (12)                        5.375%   6/15/2030   AAA     3,800      3,657,500
             Marion Ohio City Sch Dist Sch Facs Constr & Impt (9)                 5.625%   12/1/2022   AAA     1,250      1,248,438
             Mississippi St Cap Impt Ser B (6)                                     4.25%   11/1/2018   AAA       765        628,256
             Narragansett MA Regl Sch Dist (2)                                    5.375%    6/1/2018   Aaa       650        638,625
             New Haven CA Univ Sch Dist Ser B (6)                            Zero Coupon    8/1/2022   AAA     4,200      1,160,250
             New Orleans LA (6)                                                    4.75%   12/1/2026   AAA     1,550      1,315,563
             Newport News VA (12)                                                  5.00%    3/1/2018   AAA       535        499,556
             Norfolk VA Cap Impt (6)                                               5.25%    7/1/2020   AAA     2,300      2,208,000
             North Providence RI Ser A (12)                                       6.125%    7/1/2016   AAA     1,410      1,492,838
             Oregon St Alternate Energy Proj Ser A AMT#                            5.00%    1/1/2015   Aa2     1,915      1,814,463
             Oregon St Alternate Energy Proj Ser A AMT#                            5.05%    1/1/2016   Aa2     1,995      1,897,744
             Oregon St Alternate Energy Proj Ser A AMT#                            5.10%    1/1/2017   Aa2     1,130      1,081,975
             Oregon St Bd Higher Ed Ser D                                          5.75%    8/1/2029   Aa2       700        703,500
             Plain OH Loc Sch Dist Cap Apprec (6)                            Zero Coupon   12/1/2027   Aaa       750        153,750
             Plymouth-Canton MI Cmnty Sch Dist (6)                                 4.60%    5/1/2014   AAA       325        299,813
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A       440        370,150
             Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*       750        796,875
             Reynoldburg OH Cap Fac                                               5.625%   12/1/2025   Aa3     1,435      1,418,856
             Richmond VA (9)                                                       5.50%   1/15/2018   AAA       950        950,000
             South Wash Cnty MN Indpt Sch Dist No. 833 Ser A (12)                  5.50%    2/1/2018   AAA     5,215      5,182,406
             South Wash Cnty MN Indpt Sch Dist No. 833 Ser A (12)                  5.50%    2/1/2019   AAA     2,990      2,956,363
             Taunton MA (9)                                                        4.75%    5/1/2019   AAA     2,535      2,246,644
             Teays Valley OH Loc Sch Dist Sch Facs Constr & Impt (6)              5.375%   12/1/2020   Aaa     1,000        975,000
             Texas St Wtr Dev Bd                                                   7.15%    8/1/2035   Aa1     1,915      2,037,081
             Washington Multnomah & Yamhill Cnty OR Sch Dist No 1J (9)             5.60%    4/1/2020   Aaa       190        190,950


2         See Notes to Financial Statements


             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Washington St Ser A                                                   5.75%    7/1/2014   Aa1   $ 1,200    $ 1,230,000
             Wyandotte Cnty KS Sch 204 Bonner Springs Ser A (9)                    5.60%    9/1/2020   Aaa     1,305      1,300,106
             Wyoming OH City Sch Dist                                              5.25%   12/1/2022   Aa3     1,000        927,496
                                                                                                                         ==========
             Total                                                                                                       61,404,506
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Abag. Fin Auth for Nonprofit Corp CA Ctfs Partn O'Connor
16.07%       Woods Obligated Group (1)                                             6.20%   11/1/2029     A     1,000      1,045,000
             Arizona Health Facs Auth Hosp Northern AZ Healthcare
             AMBAC (2)                                                             4.75%   10/1/2030   AAA     3,005      2,509,175
             Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys (12)              5.00%   2/15/2015   AAA     1,650      1,600,500
             Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys (12)              5.00%   2/15/2016   AAA     1,000        956,250
             Connecticut St Hlth & Ed Fac Auth Rev The Griffin Hosp
             Ser A                                                                 5.75%    7/1/2023   aa2     2,060      1,784,475
             Cumberland Cnty PA Muni Auth Rev 1st Mtg Carlisle
             Hosp & Hlth                                                           6.80%  11/15/2014   BB-     1,650      1,526,250
             Dade Cnty FL Hlth Fac Auth Hosp Rev Miami Child (6)                  6.875%   8/15/2017   AAA     3,000      3,006,330
             Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (1)            5.375%   12/1/2018     A     2,625      2,375,625
             Halifax Hosp Med Ctr FL Hlth Care Fac Rev Halifax Mgmt
             Sys Ser A (1)                                                         5.20%    4/1/2018     A     1,170      1,054,463
             Hastings MN Hlth Care Fac Rev Regina Med Ctr (1)                      5.30%   9/15/2028     A     1,010        869,863
             Illinois Hlth Fac Auth Rev Holy Cross Hosp Proj                       6.75%    3/1/2024   Ba3     2,000      1,850,000
             Indiana Cnty PA Hosp Auth Rev Ser A                                  7.125%    7/1/2023    A3     1,500      1,550,625
             Iowa Fin Auth Rev IA St Revolving Fd Comb Ser                         6.25%    5/1/2024    A+     3,400      3,527,500
             Iowa Fin Auth Rev Mercy Hlth Sys Ser V                                5.25%   8/15/2021   Aa3       500        455,000
             Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp (3)               6.125%   10/1/2023    AA       680        690,200
             Kentucky Economic Dev Fin Auth Norton Healthcare Inc
             Ser A (12)                                                      Zero Coupon   10/1/2025   AAA    10,000      2,187,500
             Kentucky Economic Dev Fin Auth Norton Healthcare Inc
             Ser A                                                                6.625%   10/1/2028   -**     3,000      2,895,000
             Lucas Cnty OH Hosp Rev Promedia Hlth Care Oblig Corp (2)             5.375%  11/15/2039   AAA       505        465,231
             Maryland St Hlth & Higher Ed Fac Auth Rev Catholic Hlth
             Initiatives Ser A                                                     6.00%   12/1/2024   Aa3       100        101,500
             Maryland St Hlth & Higher Ed Fac Auth Rev Kaiser
             Permanente Ser A                                                     5.375%    7/1/2015     A     4,280      4,071,350
             Maryland St Hlth & Higher Ed Fac Auth Rev Univ Maryland
             Medical System                                                        6.75%    7/1/2030   aa1     1,950      2,013,375
             McKean Cnty PA Hosp Auth Rev Bradford Hosp Proj (1)                   6.00%   10/1/2013     A     3,500      3,526,250
             Mesa Ind Dev Auth Discovery Health Sys Ser A (12)                     5.75%    1/1/2025   AAA       850        852,125
             Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care
             Sys Group Hlth Plan Proj                                              6.90%  10/15/2022   BB+       700        707,000
             Montgomery AL Med Clinic Brd Hlth Care Fac Rev                        7.00%    3/1/2015   aa1     1,305      1,313,326
             New Jersey Econ Dev Auth Rev 1st Mtg Cadbury Corp
             Ser A (1)                                                             5.50%    7/1/2028     A       550        507,375
             New Jersey Hlth Care Fac Fin Auth Rev Hackensack Univ
             Med Ctr                                                               6.00%    1/1/2034    A3       110        109,038
             New Jersey Hlth Care Fac Fin Auth Rev Robert Wood
             Johnson Univ Hosp                                                     5.75%    7/1/2031    A+     1,000        975,000
             New Jersey Hlth Care Fac Fin Auth Rev Ser C (12)                      8.60%    7/1/2017   AAA       285        287,471
             New Jersey Hlth Care Fac Fin Auth Rev Society of the Valley
             Hosp Ser C (12)                                                      6.625%    7/1/2010   AAA       250        252,983
             New York St Med Care Fac Fin Agy Rev                                 8.875%   8/15/2007    A-       605        607,124
             North Carolina Med Care Commn Rev NC Hsg Fndtn Inc (1)                6.45%   8/15/2020     A       150        153,750
             Plymouth MN Hlth Fac Rev West Hlth Proj Ser A (9)                    6.125%    6/1/2024   AAA     2,990      3,049,800
             Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac
             Brown Univ                                                            6.00%    9/1/2025   Aa1     7,070      7,193,725


             See Notes to Financial Statements                                  3



             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Rhode Island St Hlth & Ed Bldg Corp Rev Hlth Fac
             Tockwotton Home                                                       6.25%   8/15/2022   BB*    $  650     $  584,188
             Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac
             Johnson & Wales (12)                                                  5.00%    4/1/2029   AAA     3,500      3,071,250
             Rhode Island St Hlth & Ed Bldg Corp Rev Roger
             Williams Rlty (7)                                                     6.50%    8/1/2029   AAA     3,290      3,421,600
             Rochester MN Hlth Care Fac Rev Ser H RIBs+                           7.509%  11/15/2015   AA+    10,000     10,500,000
             Saginaw MI Hosp Fin Auth Covenant Med Ctr Ser F                       6.50%    7/1/2030     A     1,000      1,002,500
             South Carolina Jobs Econ Dev Auth Hosp Facs Rev Hlth
             Alliance Ser A                                                       7.375%  12/15/2021   aa1     2,000      2,055,000
             St Cloud MN Health Care Rev Hosp Oblig Group Ser A (9)                6.25%    5/1/2018   Aaa     3,320      3,523,350
             Teton Cnty WY Hosp Dist Hosp Rev Ref & Impt (1)                       5.80%   12/1/2017     A       210        205,013
             University MO Hlth Fac Rev Univ MO Hlth Sys Ser A (2)                5.125%   11/1/2028   AAA       935        841,500
             Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Ser B            5.50%   2/15/2015   A-*     1,600      1,408,000
             Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn (1)           7.875%   11/1/2022     A     3,275      3,676,184
             Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan
             Svc (12)                                                              6.50%   8/15/2011   AAA       315        325,392
                                                                                                                         ==========
             Total                                                                                                       86,684,156
------------------------------------------------------------------------------------------------------------------------------------
Housing      Arlington Cnty VA Ind Dev Auth Multi Fam Rev Hsg
11.16%       Mtg Sr Lien                                                           6.30%    7/1/2016     A       500        520,000
             Arlington Cnty VA Ind Dev Auth Multi Fam Rev Hsg
             Mtg Sr Lien                                                           8.00%    7/1/2015   BB*       890        895,563
             Bexar Cnty TX Hsg Fin Corp Rev Coll Mtg Ser A AMT# (10)               8.20%    4/1/2022   AAA       520        527,150
             Colorado Hsg Fin Auth Multi Fam Hsg Ser A AMT#                        6.80%   10/1/2037   AA+     2,360      2,492,750
             Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser A
             Sub A-2 AMT# (7)                                                      6.45%   12/1/2027   AAA       210        215,250
             Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser B
             Sub B-2 AMT# (7)                                                      6.55%   12/1/2027   AAA     1,955      2,008,763
             Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub
             Ser A-2 AMT# (7)                                                      6.40%   12/1/2015   AAA     1,250      1,298,438
             Idaho Hsg Agy Sing Fam Mtg Ser F AMT# (7)                             7.45%    7/1/2015   Aaa       745        791,563
             Illinois Hsg Dev Auth Multi Fam Hsg Lawndale AMT# (7)                 6.80%   12/1/2016   AAA     1,000      1,067,500
             Illinois Hsg Dev Auth Multi Fam Hsg Lawndale AMT# (7)                 7.10%   12/1/2034   AAA     1,500      1,612,500
             Indiana St Hsg Fin Auth Sing Fam Mtg Rev Ser B-3 AMT# (8)             5.55%    1/1/2025   Aaa     4,625      4,422,656
             Maine St Hsg Auth Mtg Purp Ser A-2 AMT#                               6.75%  11/15/2035   Aa2       130        134,388
             Manchester NH Hsg & Redev Auth Rev Ser B (1)                    Zero Coupon    1/1/2019     A     2,570        748,513
             Manchester NH Hsg & Redev Auth Rev Ser B (1)                    Zero Coupon    1/1/2022     A     5,140      1,214,325
             Manchester NH Hsg & Redev Auth Rev Ser B (1)                    Zero Coupon    1/1/2023     A     5,090      1,119,800
             Manchester NH Hsg & Redev Auth Rev Ser B (1)                    Zero Coupon    1/1/2026     A     5,140        912,350
             Manchester NH Hsg & Redev Auth Rev Ser B (1)                    Zero Coupon    1/1/2029     A     3,140        455,300
             Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev
             Sing Fam Ser 7 AMT#                                                   7.30%    4/1/2025   Aa2       270        276,413
             Massachusetts St Hsg Fin Agy Hsg Rev Rental Mtg Ser A
             AMT# (2)                                                              7.35%    1/1/2035   AAA     1,420      1,515,850
             Massachusetts St Hsg Fin Agy Hsg Rev Sing Fam Ser 29
             AMT#                                                                  6.75%    6/1/2026   Aa3     1,395      1,445,569
             Minneapolis St Paul MN Hsg Fin Bd Rev Sing Fam Mtg
             Ser AB AMT# (11)                                                      6.25%   11/1/2030   AAA       750        780,000
             Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT#                    5.60%    7/1/2022   Aa1       945        919,013
             Missouri St Hsg Dev Cmnty Mtg Sing Fam Mtg Rev Ser A
             AMT# (10)                                                            7.375%    8/1/2023   AAA       375        383,996
             Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Homeowner
             Ln Ser B-1 AMT# (11)                                                  6.25%    3/1/2031   AAA     1,000      1,012,500
             Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1
             AMT# (11)                                                       Zero Coupon    3/1/2029   AAA     2,420        420,475



4              See Notes to Financial Statements


             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Montana St Bd Hsg Sing Fam Mtg Ser A-1 (7)                            6.05%   12/1/2037   AA+   $ 4,580    $ 4,642,975
             New Orleans LA Fin Auth Sing Fam Mtg Rev Ser B-2
             AMT# (8)                                                              6.00%   12/1/2018   Aaa       610        622,963
             North Carolina Hsg Fin Agy Sing Fam Rev Ser BB AMT#                   6.25%    3/1/2012   Aa2     1,200      1,248,000
             Oklahoma Hsg Fin Agy Sing Fam Rev Mtg
             Homeowner Ser B-1                                               Zero Coupon    3/1/2029   Aaa     4,955        848,544
             Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Ser B-1                         5.30%    9/1/2026   Aaa       750        719,063
             Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Ser B-2 AMT#              Zero Coupon    9/1/2030   Aaa     9,900      1,534,500
             Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Ser B-2 AMT#                    5.40%    3/1/2025   Aaa     1,975      1,858,969
             Oklahoma Hsg Fin Agy Sing Fam Rev Ser D-1 (11)                  Zero Coupon    3/1/2029   Aaa     6,000      1,050,000
             Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Homeowner
             Ser D-2 AMT# (11)                                               Zero Coupon    9/1/2030   Aaa     4,425        663,750
             Oregon St Hlth Hsg Ed & Cultural Fac Auth Reed College
             Proj Ser A                                                            5.75%    7/1/2032   AA-     4,000      4,020,000
             Prince Georges Cnty MD Hsg Single Family Ser A AMT#                   6.15%    8/1/2019   AAA       300        304,500
             South Dakota Hsg Dev Auth Home Ownership Mtg Ser A                   5.125%    5/1/2027   AAA     5,500      5,080,625
             Tennessee Hsg Dev Agy Mtg Fin Ser A                                   5.95%    7/1/2028    AA     1,780      1,791,125
             Tennessee Hsg Dev Agy Mtg Fin Ser A AMT#                             7.125%    7/1/2026    AA       815        832,319
             Utah St Hsg Fin Agy Sing Fam Mtg Ser A 2 AMT# (7)                     7.75%    1/1/2023   AAA        35         35,772
             Virginia St Hsg Dev Auth Comwlth Mtg Rites PA 673 RIBs+              8.397%    1/1/2022   AA+     3,800      4,099,250
             Virginia St Hsg Dev Auth Comwlth Mtg Ser A                            7.10%    1/1/2022   Aa1     1,455      1,511,381
             Washington St Hsg Fin Cmnty Sing Fam Prog Ser 2-A
             AMT# (11)                                                             6.30%   12/1/2027   Aaa       890        906,688
             Wyoming Cmnty Dev Auth Hsg Rev Ser 2 AMT#                             6.35%    6/1/2029   Aa2       765        780,300
             Wyoming Cmnty Dev Auth Hsg Rev Ser 5                                  5.90%    6/1/2017   Aa2       500        514,370
                                                                                                                         ==========
             Total                                                                                                       60,255,719
------------------------------------------------------------------------------------------------------------------------------------
Industrial   Bedford Cnty VA Ind Dev Auth Ind Dev Rev Nekoosa
4.30%        Packaging Proj AMT#                                                   6.30%   12/1/2025   aa2       465        457,444
             Butler AL Ind Dev Bd Solid Waste Disp Rev James River
             Proj AMT#                                                             8.00%    9/1/2028   BBB     1,500      1,620,000
             California Statewide Cmnty Dev Auth Lease Rev
             United Airlines Ser A AMT#                                            5.70%   10/1/2033   aa3     1,000        906,250
             Clark Cnty NV Ind Dev Rev PA Ser 349 RIBs+                            5.082%  10/1/2030    A*    12,500     10,703,125
             Clark Cnty NV Ind Dev Rev Ser C AMT# (2)                              5.95%   12/1/2038   AAA     3,320      3,349,050
             Connecticut St Dev Auth Solid Waste Disp Fac Rev
             Pfizer Inc Proj AMT#                                                  7.00%    7/1/2025   AAA     2,500      2,718,750
             Effingham Cnty GA Dev Auth Fort James Proj AMT#                       5.625%   7/1/2018   aa2     1,000        923,750
             Green Bay WI Redev Auth Fort James Proj AMT#                          5.60%    5/1/2019   aa2       210        189,788
             Jacksonville FL Swr & Solid Waste Disp Fac Rev
             Anheuser-Busch Proj AMT#                                             5.875%    2/1/2036    A+       500        492,500
             Moraine OH Solid Waste Disp General Motors Corp Proj
             AMT#                                                                  5.65%    7/1/2024     A       450        440,438
             Rhode Island St Economic Dev (3)                                     6.125%    7/1/2020    AA       650        659,749
             Texas City TX Ind Dev Corp Marine Term Rev Arco Pipe Line            7.375%   10/1/2020   AA+       650        774,313
                                                                                                                         ==========
             Total                                                                                                       23,235,157
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Bemidji MN Lease Rev MN St Bureau Criminal Appreh (12)                5.75%   12/1/2018   Aaa       555        564,019
aneous       Bemidji MN Lease Rev MN St Bureau Criminal Appreh (12)                5.75%   12/1/2019   Aaa       490        496,125
8.18%        Boise City ID Urban Renewal Lease Rev Urban Renewal
             ADA Cnty Courts (2)                                                   6.25%   8/15/2019   AAA     7,385      7,929,644
             Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (12)               5.625%   10/1/2026   AAA     2,150      2,152,688
             Delaware River & Bay Auth Ser A (2)                                   5.75%    1/1/2029   AAA     1,000      1,011,250
             Fayette Cnty GA Pub Facs Auth Rev Criminal Justice
             Center Proj                                                           6.00%    6/1/2030   Aa2     3,500      3,609,375



               See Notes to Financial Statements                                5


             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             George L Smith II GA World Congress Ctr Auth Rev
             Domed Stadium Proj AMT# (12)                                          5.75%    7/1/2015   AAA   $ 1,500    $ 1,531,875
             Hamilton Cnty Ohio Sales Tax Hamilton Cnty Football Proj
             Ser B (12)                                                            5.00%   12/1/2027   AAA     4,750      4,298,750
             Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev
             Jail Proj                                                            6.125%   11/1/2019   Aa2     1,000      1,057,500
             Jefferson Cnty AL (9)                                                 5.50%   2/15/2020   AAA     1,000        986,250
             Miami-Dade Cnty FL Sp Oblig Sub Ser A (12)                      Zero Coupon   10/1/2024   AAA     3,650        871,438
             Miami-Dade Cnty FL Sp Oblig Sub Ser B (12)                      Zero Coupon   10/1/2033   AAA    10,000      1,350,000
             New York St Dorm Auth Rev Fashion Inst Tech (9)                       5.50%    7/1/2030   AAA     4,000      3,865,000
             New York St Dorm Auth Rev Mount Sinai Hlth Ser A                      6.50%    7/1/2025   BB+     2,000      2,060,000
             New York St Dorm Auth Rev Mount Sinai Hlth Ser A                      6.60%    7/1/2026   BB+     1,500      1,530,000
             Providence RI Redev Agy Rev Pub Safety & Muni Bldg
             Ser A (2)                                                             5.75%    4/1/2029   Aaa       415        418,113
             St Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena
             AMT#                                                                 7.875%   12/1/2024   BB*     3,500      3,666,250
             Virginia St Pub Bldg Auth Pub Facs Rev Ser A                          5.75%    8/1/2020   Aa1       700        711,375
             West Virginia St Pub Svc of COI Proj (12)                             5.75%    6/1/2025   AAA     2,000      2,015,000
             West Virginia St Bldg Comnty Lease Rev WV Regl Jail
             Ser A (2)                                                            5.375%    7/1/2018   AAA       520        516,098
             Wyoming Bldg Corp Rev (2)                                             6.00%   10/1/2019   AAA     1,425      1,476,656
             Wyoming Bldg Corp Rev (2)                                             6.00%   10/1/2021   AAA     2,000      2,062,500
                                                                                                                         ==========
             Total                                                                                                       44,179,906
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Coconino Cnty AZ Poll Ctrl Cor Rev NV Pwr Co Ser B AMT#               5.80%   11/1/2032   BBB     2,000      1,792,500
1.86%        Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
             Revolving Fd Prog Ser B                                               7.20%    7/1/2016   Aaa     3,250      3,562,813
             Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
             Revolving Fd Prog Series E                                            5.25%    1/1/2019   Aaa     1,000        963,750
             Pueblo Cnty Colo Pollutn Ctl (2)                                      5.10%    1/1/2019   AAA     4,000      3,740,000
                                                                                                                         ==========
             Total                                                                                                       10,059,063
------------------------------------------------------------------------------------------------------------------------------------
Power        Deptford Twp NJ Muni Util (2)                                         5.50%    2/1/2023   AAA       500        491,250
7.12%        Deptford Twp NJ Muni Util (2)                                         5.50%    2/1/2027   AAA       250        243,750
             Gainesville FL Utils Sys Rev Ser A                                    5.00%   10/1/2016    AA     1,000        945,000
             Gainesville FL Utils Sys Rev Ser A                                    5.20%   10/1/2022    AA       500        471,250
             Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro 2nd
             Ser B AMT# (12)                                                      5.375%    1/1/2018   AAA       300        290,250
             Hamilton OH Elec Sys Mtg Rev Ser B (6)                                6.30%  10/15/2025   AAA     7,555      7,819,425
             Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev RIBs AMT# +                 6.229%  12/15/2023    A+     2,000      1,832,500
             Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co
             Ser A AMT# (12)                                                       6.60%    1/1/2025   AAA       135        141,750
             Indiana Muni Pwr Agy Pwr Supply Sys Ser A (12)                        5.30%    1/1/2023   AAA     1,700      1,615,000
             Long Island Pwr Auth NY Elec Rites PA 686 RIBs+                      5.148%   12/1/2029           5,500      5,128,750
             Milwaukee WI Loc Dist Heating Fac Rev WI Elec Pwr Co
             Proj AMT#                                                             6.85%   10/1/2021   Aa3     4,100      4,264,779
             North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser G (1)             5.75%   12/1/2016     A     4,750      4,690,625
             North Carolina Muni Pwr Agy No. 1 Catawba Elec Rev (1)                5.00%    1/1/2015     A     5,900      5,369,000
             Northern Muni Pwr Agy MN Elec Sys Rev Ser B (2)                       5.50%    1/1/2018   AAA     1,900      1,862,000
             Salt River Proj AZ Agric Impt Pwr Dist Elec Sys Rev Ser C             5.00%    1/1/2025   Aa2     1,905      1,721,644
             Western Generation Agy OR Rev Wauna Cogeneration
             Ser B AMT#                                                            7.40%    1/1/2016   BB*     1,500      1,561,875
                                                                                                                         ==========
             Total                                                                                                       38,448,848
------------------------------------------------------------------------------------------------------------------------------------


6         See Notes to Financial Statements


             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Prere-       Amarillo TX Hlth Fac Corp Reg RIBs (9)+                              8.277%    1/3/2022   AAA   $ 4,050    $ 4,409,438
funded       Chattanooga Hamilton Cnty TN Hosp Auth Rev
8.08%        Ser B RIBs (9)+                                                      9.165%   5/25/2021   AAA     3,500      3,735,025
             Clermont Cnty OH Hosp Fac Rev Mercey Hlth Ser A (2)                   7.50%    9/1/2019   AAA       275        282,741
             Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs
             Ser 86-A (12)                                                   Zero Coupon    8/1/2015   AAA     1,000        406,250
             Cumberland Cnty NC Ctfs Partn Civic Ctr Proj Ser A (2)                6.40%   12/1/2019   AAA     2,800      3,041,500
             District of Columbia Rev RIBs+                                       8.531%   4/25/2022   AAA     7,750      8,486,250
             Glendale AZ Dev Auth Ed Fac Rev Amer Graduate Sch Intl (5)           7.125%    7/1/2020   AAA     1,000      1,116,250
             Henrico Cnty VA Ind Dev Auth Pub Fac Lease Rev                       7.125%    8/1/2021   Aa2     3,095      3,478,006
             Indiana St Ed Fac Auth Rev                                            6.65%    3/1/2019   AAA       860        928,800
             Kansas City MO Arpt Rev Gen Impt Ser B (9)                           6.875%    9/1/2014   AAA     2,550      2,779,500
             Lauderdale Cnty & Florence AL Health Care Auth Rev (12)               5.75%    7/1/2019   AAA     2,000      2,122,500
             Minneapolis & St Paul MN Hsg & Redev Auth
             Hlth Care Sys Health One Obligated Grp Ser A (12)                     6.75%   8/15/2014   AAA     1,300      1,333,839
             Montgomery AL Med Clinic Brd Hlth Care Fac Rev                        7.00%    3/1/2015   AAA       445        449,499
             Ohio St                                                               6.20%    8/1/2013   AAA       750        814,688
             Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T                  6.625%    7/1/2018   AAA       372        392,333
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     2,500      2,700,000
             Springfield MO Sch Dist No. R-12 Ser A (6)                            6.75%    3/1/2011   AAA     1,225      1,236,662
             Uintah Cnty UT Poll Ctrl Rev Natl Rural Util Dsrt Ser 84F 2          10.50%   6/15/2014   AAA     1,000      1,016,550
             University NM Tech Dev Corp Lease Rev Univ Ctr Res
             Ser A (12)                                                            6.55%   8/15/2025   AAA     1,410      1,531,612
             Weber Cnty UT Muni Bldg Auth Lease Rev (3)                            7.50%  12/15/2019   AAA     3,000      3,378,750
                                                                                                                         ==========
             Total                                                                                                       43,640,193
------------------------------------------------------------------------------------------------------------------------------------
Solid        Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT#                           6.40%    1/1/2015   AAA       900        951,750
Waste
0.18%
------------------------------------------------------------------------------------------------------------------------------------
Trans-       Alameda Corridor Transn Auth CA Ser A (12)                            4.75%   10/1/2025   AAA     3,000      2,655,000
port-        Albuquerque NM Arpt Rev Ser A AMT# (2)                                6.60%    7/1/2016   AAA     2,650      2,791,802
ation        Billings MT Arpt Rev AMT# (12)                                        6.10%    7/1/2016   AAA       190        200,450
13.44%       Billings MT Arpt Rev AMT# (12)                                        6.20%    7/1/2020   AAA     2,775      2,906,813
             Delaware Transn Auth Transn Sys Rev Sr                                6.00%    7/1/2020    AA     6,215      6,416,988
             Director St. NV Dept Business & Ind Cap Apprec
             Las Vegas Monorail (2)                                          Zero Coupon    1/1/2029   AAA    10,000      1,837,500
             Director St. NV Dept Business & Ind Las Vegas
             Monorail Proj 1st Tier (2)                                           5.375%    1/1/2040   AAA     3,835      3,556,963
             E-470 Pub Hwy Auth CO Rev Cap Appre Ser B (12)                  Zero Coupon    9/1/2031   AAA    15,000      2,362,500
             Manchester NH Gen Arpt Rev Ser A (9)                                 5.625%    1/1/2030   AAA       155        152,288
             Maryland St Ctfs Partn Aviation Admin Fac AMT#                        5.00%    5/1/2022    AA     4,160      3,712,800
             Maryland St Ctfs Partn Aviation Admin Fac AMT#                        5.00%    5/1/2026    AA     2,585      2,290,956
             Massachusetts Bay Transn Auth MA Gen Transn Sys Ser C                 5.00%    3/1/2024   Aa2     1,000        896,250
             Massachusetts St Port Auth PFC Ser A (9)                             5.125%    7/1/2017   AAA       225        215,438
             Massachusetts St Tpk Auth Met Hwy Sys Rev Ser A (12)                  5.00%    1/1/2027   AAA     5,000      4,443,750
             Massachusetts St Tpk Auth Met Hwy Sys Rev Sub Ser A (2)               5.00%    1/1/2039   AAA     4,000      3,485,000
             Metropolitan Washington DC Arpt Ser B AMT#                            5.50%   10/1/2023   Aa3     1,000        962,500
             Minneapolis & St Paul MN Met Arpts Cmnty Arpt Rev
             Ser A (2)                                                             5.00%    1/1/2030   AAA    10,000      8,900,000
             New Jersey Econ Dev Auth Rev Transn Proj Sublease
             Ser A (9)                                                             5.00%    5/1/2018   AAA       200        186,000
             New Jersey St Transn Tr Fd Auth Transn Sys Ser A                      6.00%   6/15/2019   Aa2     2,750      2,863,438
             Port Auth NY & NJ Cons 70th Ser AMT#                                  7.25%    8/1/2025   AA-       500        508,480
             Port Auth NY & NJ RIBs+                                              3.933%    8/1/2033   AA*     5,000      3,450,000
             Port Kalama WA Rev Ser B AMT#                                        5.625%   12/1/2015   aa1     1,025        981,438

               See Notes to Financial Statements                               7


             Schedule of Investments (continued)
             NATIONAL TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2026     A   $ 1,500    $ 1,546,875
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
             Transn Rev Ser PMD-9 RIBs+ (9)                                        7.60%    7/1/2026   AAA       500        532,500
             Rhode Island St Economic Corp Arpt Rev Ser B (6)                      6.00%    7/1/2020   AAA     1,210      1,249,325
             Rhode Island St Economic Corp Arpt Rev Ser B (6)                      6.00%    7/1/2028   AAA     1,200      1,230,000
             Route 3 North Transn Impt Assoc MA Lease Rev (12)                    5.375%   6/15/2029   AAA     3,000      2,853,750
             San Francisco CA City & Cnty Arpt Commn Intl Arpt
             Rev Spl Fac Lease SFO Fuel Ser A AMT# (9)                            6.125%    1/1/2027   AAA       500        517,496
             Santa Rosa Bay FL Bdg Auth (1)                                        6.25%    7/1/2028     A     1,550      1,565,500
             Santa Rosa Bay FL Bdg Auth Rev                                        6.25%    7/1/2028   aa3     2,040      1,935,450
             Southeastern PA Transn Auth PA Spl Rev Ser B (6)                      5.25%    3/1/2016   AAA     1,000        978,750
             Tulsa OK Muni Arpt Term Rev American Airlines Proj                    6.25%    6/1/2020   aa1     4,500      4,353,750
                                                                                                                         ==========
             Total                                                                                                       72,539,750
------------------------------------------------------------------------------------------------------------------------------------
Water/       Arizona Wtr Infrastructure Wtr Quality Ser A                         5.625%   10/1/2014   Aa2     1,110      1,140,525
Sewer        Atlanta GA Wtr & Waste Wtr Rev Ser A (6)                              5.00%   11/1/2038   AAA     4,000      3,515,000
6.60%        Baltimore MD Rev Water Proj Ser A (9)                                 6.00%    7/1/2018   AAA       385        403,288
             Baltimore MD Rev Water Proj Ser A (9)                                 6.00%    7/1/2020   AAA       425        440,406
             Colorado Wtr Res Pwr Dev Auth Clean Wtr Rev Ser A                     5.25%    9/1/2019   AAA       255        244,800
             East Bay CA Muni Util Dist Wtr Sys Rev (12)                           5.00%    6/1/2038   AAA    11,000      9,982,496
             Fort Worth Texas Wtr & Swr Rev                                        5.25%   2/15/2016   Aa2     1,150      1,116,938
             Hallsdale Powell Util Dist Knox Cnty TN Wtr & Swr
             Rev (2)                                                               5.00%    4/1/2019   AAA     1,000        920,000
             Harpeth Valley Utils Dist TN Ser A (12)                               5.00%    9/1/2028   AAA     1,375      1,222,031
             Henry Cnty GA Wtr & Swr Auth Rev (6)                                 5.625%    2/1/2025   AAA       800        791,000
             Henry Cnty GA Wtr & Swr Auth Rev (6)                                 5.625%    2/1/2030   AAA     1,000        983,750
             Iowa City Iowa Swr Rev (9)                                           5.375%    7/1/2020   Aaa     1,220      1,189,500
             Kansas St Dev Fin Auth Rev Pub Wtr Supply
             Revolving Ln-2                                                        4.75%    4/1/2018    A2     1,480      1,300,550
             Louisville & Jefferson Cnty KY Met Swr & Drain Sys
             Ser A (6)                                                             5.00%   5/15/2030   AAA     4,000      3,535,000
             Memphis TN San Sew Sys Rev                                            5.75%    5/1/2017   AA+       500        511,250
             Midlothian TX Water Dist (9)                                    Zero Coupon    9/1/2022   AAA     2,000        532,500
             New Orleans LA Sew Svc Rev (6)                                        5.50%    6/1/2020   AAA       365        358,613
             New York NY City Muni Wtr Fin Auth Wtr & Swr Sys
             Rev Ser A                                                             5.50%   6/15/2023    AA     1,500      1,456,875
             Oregon St Bd Bk Rev OR Economic Cmnty Dev Dept
             Ser A (12)                                                            5.50%    1/1/2017   AAA       570        573,563
             Phoenix AZ Civic Impt Corp (6)                                        6.00%    7/1/2024   AAA     2,650      2,732,813
             Scottsdale AZ Wtr & Swr Rev Proj of 1989 Ser E                        4.50%    7/1/2020   Aa1       640        542,400
             White Hsg Util Dist TN Robertson & Sumner Cntys
             Wtr & Swr Rev (9)                                                     6.00%    1/1/2026   Aaa     1,255      1,291,081
             York Cnty VA Swr Rev                                                 5.875%    6/1/2024   Aa3       530        541,263
             York Cnty VA Swr Rev                                                 5.875%    6/1/2029   Aa3       290        295,075
                                                                                                                         ==========
             Total                                                                                                       35,620,717
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 100.19% (Cost $537,924,355)                                                          540,804,486
------------------------------------------------------------------------------------------------------------------------------------


8            See Notes to Financial Statements


             Schedule of Investments
             NEW YORK TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Hempstead Town NY Ind Dev Agy Civic Fac Rev
14.27%       Hofstra Univ Proj (12)                                                5.80%    7/1/2015   AAA    $  750     $  776,250
             New York NY City Ind Dev Agy Civic Fac Rev
             Light House Intl (12)                                                 4.50%    7/1/2023   AAA       950        790,875
             New York NY City Ind Dev Agy Civic Fac Rev
             New Sch Ser A (12)                                                    5.75%    9/1/2015   AAA     1,335      1,373,381
             New York St Dorm Auth Lease Rev St Univ Dorm
             Fac Ser B                                                            5.125%    7/1/2028     A     1,995      1,783,031
             New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A                6.00%    7/1/2030     A     3,500      3,578,750
             New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A                6.25%    7/1/2020     A     1,250      1,318,750
             New York St Dorm Auth Lease Rev St Univ Dorm Fac
             Ser C (12)                                                            5.50%    7/1/2029   AAA       290        280,213
             New York St Dorm Auth Rev Colgate Univ (12)                           6.00%    7/1/2016   AAA     1,000      1,075,000
             New York St Dorm Auth Rev Fordham Univ (6)                            5.75%    7/1/2015   AAA     1,600      1,640,000
             New York St Dorm Auth Rev Long Island Univ (3)                       5.125%    9/1/2023    AA       500        450,000
             New York St Dorm Auth Rev New York Univ Ser A (2)                     5.75%    7/1/2015   AAA     2,000      2,082,500
             New York St Dorm Auth Rev Pace Univ (12)                              6.00%    7/1/2029   AAA     1,610      1,664,338
             New York St Dorm Auth Rev Pratt Institute (3)                         6.00%    7/1/2024    AA     1,000      1,020,000
             New York St Dorm Auth Rev Pratt Institute (3)                         6.00%    7/1/2028    AA     2,000      2,045,000
             New York St Dorm Auth Rev Sp Act Sch Dist Prog (12)                   6.00%    7/1/2016   AAA     1,400      1,454,250
             New York St Dorm Auth Rev St Univ Ed Fac                              5.50%   5/15/2026     A        75         72,375
             New York St Dorm Auth Rev St Univ Ed Fac Ser A                        5.25%   5/15/2021     A     1,025        975,031
             New York St Dorm Auth Rev Univ Rochester Ser A                        6.40%    7/1/2013    A+     2,030      2,161,950
             New York St Dorm Auth Rev Upstate Cmnty College
             Ser A (12)                                                            5.00%    7/1/2028   AAA     6,000      5,377,496
             New York St Dorm Auth Rev St Univ Adl Fac Ser B (9)                   5.75%   5/15/2017   AAA     1,570      1,619,063
             Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Ana G
             Mendez Univ Sys Proj                                                 5.375%    2/1/2019   BBB       320        299,600
             Tompkins Cnty NY Ind Dev Agy Rev Civic Fac
             Cornell Univ Lake                                                     5.75%    7/1/2030   Aa1     1,500      1,507,500
                                                                                                                         ==========
             Total                                                                                                       33,345,353
------------------------------------------------------------------------------------------------------------------------------------

General      Bethlehem NY AMT# (12)                                                7.20%    3/1/2022   AAA     1,080      1,183,950
Obligation   Buffalo NY Gen Impt Ser A (2)                                         4.75%    2/1/2019   AAA       225        198,000
11.25%       New York NY Ser C                                                     5.00%   8/15/2028     A     3,900      3,417,375
             New York NY Ser H                                                     5.00%   3/15/2021     A     3,000      2,711,250
             Puerto Rico Comwlth (12)                                              5.00%    7/1/2024   AAA     1,000        930,000
             Puerto Rico Comwlth (12)                                              5.00%    7/1/2027   AAA       605        558,113
             Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*     1,000      1,062,500
             Puerto Rico Comwlth RIBs+ (9)                                        7.329%    7/1/2020   AAA    12,000     12,285,000
             Puerto Rico Comwlth Pub Impt (12)                                     5.00%    7/1/2028   AAA     1,000        921,250
             Puerto Rico Comwlth Pub Impt                                          5.25%    7/1/2018     A     2,000      1,985,000
             Puerto Rico Comwlth Pub Impt (12)                                     5.75%    7/1/2026   AAA     1,000      1,022,500
                                                                                                                         ==========
             Total                                                                                                       26,274,938
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   New York NY City Hlth & Hosp Corp Rev RIBs+ (2)                      6.826%   2/15/2023   AAA     6,300      5,937,750
6.53%        New York St Dorm Auth Rev Mental Hlth Svc Fac (12)                    6.00%   8/15/2012   AAA     1,460      1,574,975
             New York St Dorm Auth Rev Mental Hlth Svc Fac Impt
             Ser B (12)                                                            6.00%   2/15/2025   AAA     1,000      1,035,000
             New York St Dorm Auth Rev Mental Hlth Svc Fac Impt
             Ser B (12)                                                            6.00%   2/15/2030   AAA     1,000      1,032,500
             New York St Dorm Auth Rev Mental Hlth Svc Fac Ser B                   5.75%   2/15/2010     A     1,500      1,573,125
             New York St Dorm Auth Rev Mental Hlth Svc Fac Ser D (12)              6.00%   8/15/2021   AAA     1,000      1,031,250
             New York St Dorm Auth Rev Miriam Osborn Mem Home
             Ser B (1)                                                            6.875%    7/1/2025     A       750        794,063


               See Notes to Financial Statements                                9


             Schedule of Investments (continued)
             NEW YORK TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             New York St Dorm Auth Rev Mount Sinai Hlth Ser A                      6.50%    7/1/2025   BB+   $ 1,900    $ 1,957,000
             New York St Med Care Fac Fin Agy Rev                                  7.80%   2/15/2019     A       315        318,093
                                                                                                                         ==========
             Total                                                                                                       15,253,756
------------------------------------------------------------------------------------------------------------------------------------

Housing      New York St Mtg Agy Rev Home Owner Mtg Ser 44 AMT#                    7.50%    4/1/2026   Aa1     1,620      1,713,150
0.93%        New York St Mtg Agy Rev Home Owner Mtg Ser 67 AMT#                    5.80%   10/1/2028   Aa1       400        391,000
             New York St Mtg Agy Rev Home Owner Mtg Ser 70                         5.40%    4/1/2022   Aa1        70         67,813
                                                                                                                         ==========
             Total                                                                                                        2,171,963
------------------------------------------------------------------------------------------------------------------------------------
Industrial   New York St Urban Dev Corp Rev Correctl Fac Svc Contrct
4.92%        Ser A (9)                                                             5.00%    1/1/2028   AAA     2,000      1,795,000
             New York St Urban Dev Corp Rev Correctl Fac Svc Contrct
             Ser B (2)                                                             4.75%    1/1/2028   AAA     5,920      5,039,400
             New York St Urban Dev Corp Rev St Fac                                 5.70%    4/1/2020     A     4,150      4,207,063
             Suffolk Cnty NY Ind Dev Agy Civic Fac Rev S
             Cntry Library (12)                                                    4.75%    1/1/2019   Aaa       500        443,125
                                                                                                                         ==========
             Total                                                                                                       11,484,588
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     New York City Transitional Fin Auth Rev Future Tax
aneous       2nd Ser B                                                             6.00%  11/15/2024   Aa2       350        361,374
6.69%        New York City Transitional Fin Auth Rev Future Tax
             2nd Ser B                                                             6.00%  11/15/2029   Aa2     2,000      2,057,500
             New York City Transitional Fin Auth Rev Future Tax
             2nd Ser C                                                             5.00%    5/1/2029   Aa2     1,000        882,500
             New York St Dorm Auth Lease Rev Court Fac                       Zero Coupon    8/1/2019   Aa1     1,810        615,400
             New York St Dorm Auth Lease Rev Court Fac                       Zero Coupon    8/1/2021   Aa1     4,000      1,205,000
             New York St Dorm Auth Lease Rev Court Fac                       Zero Coupon    8/1/2022   Aa1     3,165        894,113
             New York St Dorm Auth Rev Office Gen Svc (12)                         5.00%    4/1/2028   AAA     5,000      4,450,000
             Puerto Rico Pub Bldg Auth Rev Govt Fac Ser B (2)                      5.00%    7/1/2027   AAA     5,595      5,161,388
                                                                                                                         ==========
             Total                                                                                                       15,627,275
------------------------------------------------------------------------------------------------------------------------------------
Pollution    New York St Enrg Res & Dev Auth Poll Ctrl Rev
9.93%        Niagara Mohawk Ser A (6)                                              7.20%    7/1/2029   AAA    11,750     12,880,938
             New York St Envr Fac Poll Ctrl Rev St Wtr
             Revolving Fd Ser A                                                    7.50%   6/15/2012   AAA     8,000      8,184,800
             New York St Envr Fac Poll Ctrl Rev St Wtr Ser E                      6.875%   6/15/2014   Aa1     1,985      2,136,356
                                                                                                                         ==========
             Total                                                                                                       23,202,094
------------------------------------------------------------------------------------------------------------------------------------
Power        New York St Enrg Res & Dev Auth Fac Rev Con Edison Inc
9.90%        Ser A AMT# (12)                                                      7.125%   12/1/2029   AAA     2,500      2,737,500
             New York St Enrg Res & Dev Auth Gas Fac Rev Brooklyn
             Union Ser B RIBs AMT# +                                              9.077%    7/1/2026     A     4,000      4,630,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser DD                              5.00%    7/1/2028    A-       250        225,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (9)                          5.00%    7/1/2028   AAA     1,000        921,250
             Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (12)                         5.00%    7/1/2028   AAA     2,000      1,842,500
             Puerto Rico Elec Pwr Auth Pwr Rev Ser EE (9)                          4.75%    7/1/2024   AAA     3,000      2,662,500
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     8,000      7,630,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser X                               6.00%    7/1/2015    A-     2,375      2,475,938
                                                                                                                         ==========
             Total                                                                                                       23,124,688
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Metropolitan Transn Auth NY Commuter Fac Rev Ser A (6)                6.00%    7/1/2021   AAA     4,000      4,345,000
funded       Metropolitan Transn Auth NY Commuter Fac Rev Ser A (6)                6.10%    7/1/2026   AAA     2,000      2,182,500
11.52%       New York St Dorm Auth Rev City Univ Gen Res Ser 2 (12)               6.875%    7/1/2014   AAA     5,650      6,207,938
             New York St Dorm Auth Rev Upstate Cmnty Colleges
             Ser A                                                                 6.20%    7/1/2015   AAA     1,000      1,087,500
             New York St Envr Fac Poll Ctrl Rev St Wtr Ser E                      6.875%   6/15/2014   AAA     2,795      3,057,031
             New York St Med Care Fac Fin Agy Rev                                  7.50%   2/15/2021   AAA     3,955      4,066,729
             Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM                      10.25%    7/1/2009   AAA       925      1,173,594


10             See Notes to Financial Statements


             Schedule of Investments (continued)
             NEW YORK TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs (9)+                    8.094%    7/1/2018   AAA   $ 3,500    $ 4,055,624
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.82%   1/16/2015   AAA       700        749,000
                                                                                                                         ==========
             Total                                                                                                       26,924,916
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Metropolitan Transn Auth NY Commuter Fac Rev Ser A (6)                6.00%    7/1/2016   AAA     2,000      2,092,500
tation       Metropolitan Transn Auth NY Commuter Fac Rev Ser B (6)                4.75%    7/1/2026   AAA     7,030      6,028,225
19.10%       Metropolitan Transn Auth NY Dedicated Tax Fd Ser A (6)                4.75%    4/1/2028   AAA     2,500      2,131,250
             Metropolitan Transn Auth NY Dedicated Tax Fd Ser A (6)                6.00%    4/1/2030   AAA     3,800      3,923,500
             Metropolitan Transn Auth NY Svc Contrct Transn Fac Ser O              5.75%    7/1/2008     A     1,000      1,048,750
             Metropolitan Transn Auth NY Transn Fac Rev Svc Contrct Ser R          5.50%    7/1/2017     A     1,000        987,500
             New York NY City Transn Auth RIBs (2)+                                7.25%    1/1/2030   AA*     5,000      5,175,000
             Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Arpt
             Ser B (12)                                                            5.50%    4/1/2019   AAA       690        681,375
             Port Auth NY & NJ Cons 106th Ser AMT#                                 6.00%    7/1/2015   AA-       350        362,688
             Port Auth NY & NJ Cons 114th Ser (12)                                 4.75%    8/1/2033   AAA     1,900      1,605,500
             Port Auth NY & NJ Cons 93rd Ser                                      6.125%    6/1/2094   AA-     5,000      5,275,000
             Port Auth NY & NJ Sp Oblig Rev 5th Installment Sp Proj
             Ser 4 AMT#                                                            6.75%   10/1/2019   B-*     2,970      3,044,250
             Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y                   5.50%    7/1/2026     A     1,000        977,500
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Ser A (2)                                                         5.00%    7/1/2028   AAA     2,200      2,026,750
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Sub PR St Infrastructure Bk                                       5.00%    7/1/2028    A-     1,000        900,000
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2026     A     6,000      6,187,500
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.50%    7/1/2027     A     2,000      2,185,000
                                                                                                                         ==========
             Total                                                                                                       44,632,288
------------------------------------------------------------------------------------------------------------------------------------
Water/       Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (6)              6.375%   12/1/2017   AAA       650        701,188
Sewer        Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (6)                          5.75%    7/1/2021   AAA       500        505,625
3.71%        Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (9)                          6.00%    7/1/2029   AAA       500        517,500
             New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (6)           4.75%   6/15/2031   AAA     1,000        843,750
             New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B (6)          5.125%   6/15/2030   AAA     1,000        911,250
             New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B               5.25%   6/15/2029    AA     1,000        928,750
             New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B               6.00%   6/15/2033    AA     4,150      4,264,125
                                                                                                                         ==========
             Total                                                                                                        8,672,188
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 98.75% (Cost $225,039,376)                                                           230,714,047
====================================================================================================================================


               See Notes to Financial Statements                           11


             Schedule of Investments
             TEXAS TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Houston TX Higher Ed Fin Corp Rice Univ Hgr Ed                       5.375%  11/15/2029   AAA    $4,000    $ 3,760,000
12.24%       Texas A & M Univ Rev Fing Sys (12)                                    5.55%   5/15/2029   AAA     2,000      1,957,500
             Texas St Higher Ed Coord Bd College Student Ln Rev AMT#               7.70%   10/1/2025     A       295        303,112
             University TX Univ Rev Fin Sys Ser A                                 5.375%   8/15/2017   AAA     3,130      3,086,963
                                                                                                                         ==========
             Total                                                                                                        9,107,575
------------------------------------------------------------------------------------------------------------------------------------
General      Azle TX Indpt Sch Dist Ser A                                          6.00%   2/15/2022   Aaa       250        250,235
Obligation   Cedar Hill TX Indpt Sch Dist                                    Zero Coupon   8/15/2020   AAA     2,500        700,000
30.94%       Crosby TX Indpt Sch Dst                                               5.00%   2/15/2024   Aaa     2,000      1,787,500
             Cypress-Fairbanks TX Indpt Sch Dist                                   4.75%   2/15/2022   AAA     1,000        857,500
             Gregory Portland TX Indpt Sch Dist                                    5.50%   8/15/2020   AAA     1,075      1,054,844
             Katy TX Indpt Sch Dist                                               6.125%   2/15/2032   AAA     1,000      1,026,250
             Lexington TX Indpt Sch Dist                                          5.625%   2/15/2030   Aaa     1,130      1,105,988
             McAllen TX Indpt Sch Dist                                             5.25%    4/1/2019   AAA       825        786,844
             Pearland TX Indpt Sch Dist                                           5.125%   2/15/2022   AAA     3,000      2,778,750
             Port Beaumont TX Nav Dist Ser A (6)                                   4.75%    3/1/2018   Aaa       500        441,250
             Puerto Rico Comwlth RIBs+ (12)                                        7.10%    7/1/2026   AAA       500        523,750
             San Antonio TX Indpt Sch Dist                                         5.50%   8/15/2024   AAA     1,000        970,000
             Socorro TX Indpt Sch Dist Ref                                         6.00%   2/15/2015   AAA       920        949,900
             Texas St Ser B RIBs+                                                 7.807%   9/30/2011   Aa1     5,500      6,593,122
             Texas St Wtr Dev Bd                                                   7.15%    8/1/2035   Aa1     1,600      1,702,000
             Webster TX Ctfs Oblig Ser A (9)                                       6.00%    3/1/2017   AAA     1,440      1,490,400
                                                                                                                         ==========
             Total                                                                                                       23,018,333
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Denton Cnty TX Hlth Fac Dev Corp Rev Lutheran Social Svc              7.50%   8/15/2015   BB*     1,000        995,000
3.17%        Georgetown TX Hlth Fac Dev Rev Wesleyan
             Homes Inc Proj (1)                                                   5.375%   8/15/2028     A       500        433,125
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Fac Hosp De La Concepcion Ser A                                      6.125%  11/15/2025   Aa2       910        933,888
                                                                                                                         ==========
             Total                                                                                                        2,362,013
------------------------------------------------------------------------------------------------------------------------------------
Industrial   Lower Neches Valley Auth TX Ind Dev Corp Envr Mobil
13.51%       Oil Refining Corp Proj                                                6.35%    4/1/2026   AAA     1,000      1,027,500
             Orange Cnty TX Nav & Port Dist Ind Dev Rev North
             Star Steel                                                           6.375%    2/1/2017    A+     2,400      2,475,000
             Texas City TX Ind Dev Corp Marine Term Rev Arco
             Pipe Line                                                            7.375%   10/1/2020   AA+     5,500      6,551,875
                                                                                                                         ==========
             Total                                                                                                       10,054,375
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Harris Cnty TX Ind Dev Corp Marine Term & Wtr Poll Ctrl              6.625%    2/1/2024   BB+     1,100      1,116,500
1.50%
------------------------------------------------------------------------------------------------------------------------------------
Power        Fort Bend Cnty TX Muni Util Dist #25 (12)                             6.00%   10/1/2028   AAA     2,170      2,205,263
6.29%        Lubbock TX Elec Lt & Pwr Sys Rev (2)                                  4.25%   4/15/2018   AAA       460        385,250
             Puerto Rico Elec Pwr Auth Pwr Rev Ser EE                              4.75%    7/1/2024    A-       750        656,250
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     1,500      1,430,625
                                                                                                                         ==========
             Total                                                                                                        4,677,388
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Austin TX Util Sys Rev Ser A                                          8.00%  11/15/2016   AAA     1,000      1,021,490
funded       Houston TX Wtr & Swr Sys Rev (12)                                     7.40%   12/1/2018   AAA     1,000      1,024,490
8.49%        Houston TX Wtr & Swr Sys Rev Ser A (2)                                6.50%   12/1/2021   AAA       335        349,238
             Houston TX Wtr & Swr Sys Rev Ser A (2)                                6.50%   12/1/2021   AAA     2,665      2,778,262
             Texas St Tpk Auth Rev Houston Ship Chan                              12.63%    1/1/2020   AAA       995      1,145,494
                                                                                                                         ==========
             Total                                                                                                        6,318,974
------------------------------------------------------------------------------------------------------------------------------------
Solid        Gulf Coast Waste Disp Auth TX Rev AMT#                                5.60%    4/1/2032   BB-     1,000        852,500
Waste
1.15%
------------------------------------------------------------------------------------------------------------------------------------


12             See Notes to Financial Statements



             Schedule of Investments (continued)
             TEXAS TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Transpor-    Austin TX Arpt Sys Rev Prior Lien Ser A AMT# (12)                    6.125%  11/15/2025   AAA    $2,500    $ 2,553,125
tation       Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2031     A     1,480      1,544,750
8.27%        Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser C                6.00%    7/1/2029     A     1,000      1,043,750
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Transn
             Rev Ser PMD-9 RIBs+ (9)                                               7.60%    7/1/2026   AAA       950      1,011,750
                                                                                                                         ==========
             Total                                                                                                        6,153,375
------------------------------------------------------------------------------------------------------------------------------------
Water/       Coastal Wtr Auth Tex Contract City of Houston Proj (9)                5.00%  12/15/2025   AAA     2,500      2,250,000
Sewer        Houston TX Wtr & Swr Sys Rev Ref Jr Lien Ser A (6)                   5.375%   12/1/2027   AAA     1,800      1,703,250
11.36%       Midlothian TX Water Dist (9)                                    Zero Coupon    9/1/2022   AAA     2,000        532,500
             Upper Trinity Regl Wtr Dist TX Wtr Sys Rev Ser 4 (6)                  6.00%    8/1/2026   AAA     3,025      3,100,625
             Victoria TX Util Sys Rev (12)                                         4.75%   12/1/2022   AAA     1,000        865,000
                                                                                                                         ==========
             Total                                                                                                        8,451,375
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 96.92% (Cost $70,337,891)                                                            $72,112,408
====================================================================================================================================



             Schedule of Investments
             NEW JERSEY TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Higher Ed Student Assistance Auth NJ Student Loan
7.84%        Rev Ser A AMT# (12)                                                   6.15%    6/1/2019   AAA    $1,000    $ 1,030,000
             New Jersey Econ Dev Auth Sch Rev Princeton Jr
             Sch Inc 1996 Proj                                                     7.00%    5/1/2020   BB*     1,800      1,869,750
             New Jersey St Ed Fac Auth Rev Princeton Univ Ser A                    5.00%    7/1/2029   AAA       145        130,681
             New Jersey St Ed Fac Auth Rev Rowan Univ Ser B (6)                   5.375%    7/1/2025   AAA     1,500      1,447,200
             New Jersey St Ed Fac Auth Rev Trenton State College Ser E (2)         6.00%    7/1/2019   AAA     1,190      1,209,338
             Rutgers St Univ NJ Ser A (2)                                          4.75%    5/1/2029   AAA     3,000      2,538,750
             University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA     3,750      3,618,750
                                                                                                                         ==========
             Total                                                                                                       11,844,469
------------------------------------------------------------------------------------------------------------------------------------
Finance      Puerto Rico Comwlth Infrastructure Fin Auth Ser A                     5.50%   10/1/2040   AAA     5,000      4,912,500
3.25%
------------------------------------------------------------------------------------------------------------------------------------
General      Keansburg NJ                                                          6.80%   12/1/2010   Aa2     1,000      1,061,250
Obligation   Marlboro Township NJ Brd Ed (9)                                       5.25%   7/15/2017   AAA     1,000        981,250
18.58%       Millburn Township NJ Sch Dist                                         5.35%   7/15/2018   Aaa     1,050      1,042,125
             Millburn Township NJ Sch Dist                                         5.35%   7/15/2019   Aaa       250        247,188
             Morristown NJ (9)                                                     6.50%    8/1/2019   AAA     3,440      3,676,500
             New Jersey St                                                         4.50%    2/1/2019   Aa1       260        222,950
             Ocean Cnty NJ Gen Impt                                               5.125%    9/1/2020   Aa1     1,800      1,710,000
             Paterson NJ (9)                                                       9.30%   2/15/2004   AAA     4,200      4,814,250
             Puerto Rico Comwlth (12)                                              5.00%    7/1/2024   AAA     2,000      1,860,000
             Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*       750        796,875
             Puerto Rico Comwlth RIBs+ (12)                                       7.231%    7/1/2008   AAA     5,000      5,312,499
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A     2,000      1,682,500
             Puerto Rico Comwlth Pub Impt (12)                                     4.75%    7/1/2023   AAA     1,550      1,377,563
             South Brunswick Township NJ Brd Ed (6)                               5.625%   12/1/2023   AAA        45         45,225
             Summit NJ                                                             5.70%    6/1/2020   AAA       325        329,469
             Toms River NJ Sch Dist Regl Sch (6)                                   5.00%   7/15/2022   AAA       115        104,794
             Union Cnty NJ Gen Impt                                               5.125%    2/1/2018   Aaa       485        465,600


               See Notes to Financial Statements                           13


             Schedule of Investments (continued)
             NEW JERSEY TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             West Deptford Township NJ (6)                                         5.50%    9/1/2025   Aaa    $2,000    $ 1,960,000
             Winslow Township NJ Sch Dist (6)                                      5.20%    8/1/2017   AAA       390        379,275
                                                                                                                         ==========
             Total                                                                                                       28,069,313
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Camden Cnty NJ Impt Auth Rev Hlth Care Proj Cooper (1)                6.00%   2/15/2027     A     7,510      7,500,610
13.55%       New Jersey Hlth Care Fac Fin Auth Rev Bayonne Hosp (9)                6.25%    7/1/2012   AAA     1,370      1,455,625
             New Jersey Hlth Care Fac Fin Auth Rev Hunterdon
             Med Ctr Ser A (2)                                                     7.00%    7/1/2020   AAA     5,000      5,119,750
             New Jersey Hlth Care Fac Fin Auth Rev Robert
             Wood Johnson Univ Hosp                                                5.75%    7/1/2031    A+     2,750      2,681,250
             New Jersey Hlth Care Fac Fin Auth Rev Spectrum
             For Living Ser B (7)                                                  6.50%    2/1/2022   AAA       870        899,363
             New Jersey Hlth Care Fac Fin Auth Rev St Barnabas
             Hlth Ser B (12)                                                 Zero Coupon    7/1/2022   AAA     1,130        319,225
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Fac Hosp De La Concepcion Ser A                                      6.125%  11/15/2025   Aa2       415        425,894
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Fac Hosp De La Concepcion Ser A                                      6.125%  11/15/2030   Aa2     1,000      1,025,000
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Facs Rev Hosp Mutuo Oblig Grp Ser A (12)                              6.25%    7/1/2024   AAA     1,000      1,042,500
                                                                                                                         ==========
             Total                                                                                                       20,469,217
------------------------------------------------------------------------------------------------------------------------------------
Housing      Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev
0.19%        Portfolio 1 Ser B (10)                                                7.65%  10/15/2022   AAA        60         61,350
             Virgin Islands Hsg Fin Auth Sing Fam
             Rev Ser A AMT# (10)                                                   6.50%    3/1/2025   AAA       215        220,913
                                                                                                                         ==========
             Total                                                                                                          282,263
------------------------------------------------------------------------------------------------------------------------------------
Industrial   New Jersey Econ Dev Auth Wtr Fac Rev American
4.84%        Wtr Co Inc Ser B AMT# (6)                                            5.375%    5/1/2032   AAA     5,000      4,650,000
             New Jersey Econ Dev Auth Wtr Fac Rev Middlesex
             Wtr Co Proj AMT# (12)                                                 5.35%    2/1/2038   AAA     2,900      2,668,000
                                                                                                                         ==========
             Total                                                                                                        7,318,000
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Carteret NJ Bd Ed Ctfs Partn (12)                                     5.75%   1/15/2030   Aaa       580        580,725
aneous       Carteret NJ Bd Ed Ctfs Partn (12)                                     6.00%   1/15/2024   Aaa       430        444,513
8.76%        Casino Reinvestment Dev Auth NJ Pkg Fee Rev Ser A (9)                 5.25%   10/1/2015   AAA       150        148,313
             Hamilton Township NJ Brd Ed Ctfs Partn Ser B (9)                      7.00%  12/15/2015   AAA       970      1,001,234
             Hudson Cnty NJ Impt Auth Lease Rev N Hudson
             Regl Fire & Rescue Ser A (2)                                         5.625%    9/1/2019   Aaa       160        160,400
             Lafayette Yard NJ Cmnty Dev Hotel/Conf Ctr Proj (12)                 5.625%    4/1/2021   Aaa       200        201,750
             Monmouth Cnty NJ Impt Auth Rev Govt Ln (12)                           6.40%   12/1/2009   AAA     1,075      1,166,375
             New Jersey Bldg Auth St Bldg Rev                                     5.375%   6/15/2019   Aa2       450        439,875
             New Jersey Econ Dev Auth Rev Station Plaza
             Park & Ride LP Proj AMT#                                              7.00%    7/1/2016   BB*     4,245      4,420,104
             New Jersey Sports & Exposition Auth St Contract Ser A (12)            4.50%    3/1/2024   AAA     2,680      2,217,700
             North Bergen Twp NJ Bd Ed Ctfs Partn (9)                             6.125%  12/15/2022   Aaa     1,185      1,242,769
             Rahway NJ Ctfs Partn (12)                                            5.625%   2/15/2020   Aaa       365        364,088
             Salem Cnty NJ Impt Auth Rev Fin Auth Correctional
             Fac & Court House (6)                                                 5.00%    5/1/2018   Aaa       910        838,338
                                                                                                                         ==========
             Total                                                                                                       13,226,184
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Cape May Cnty NJ Ind Poll Ctrl Fin Auth Rev Atlantic
0.36%        City Elec Co Proj Ser B (12)                                          7.00%   11/1/2029             50         539,375
------------------------------------------------------------------------------------------------------------------------------------
Power        Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     3,000      2,861,250
1.89%
------------------------------------------------------------------------------------------------------------------------------------


14             See Notes to Financial Statements


             Schedule of Investments (continued)
             NEW JERSEY TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Prere-       Essex Cnty NJ Impt Auth Rev Orange Muni Util & Lease (12)             6.80%    7/1/2014   AAA    $1,710    $ 1,898,100
funded       New Jersey Hlth Care Fac Fin Auth Rev Bayonne
16.15%       Hosp Oblig (9)                                                        6.25%    7/1/2012   AAA       230        247,250
             New Jersey Hlth Care Fac Fin Auth Rev Mtg Cathedral
             Hlth Ser A (7)                                                        7.25%   2/15/2021   AAA     1,485      1,529,431
             New Jersey Sports & Exposition Auth Rev Monmouth Park
             Ser A                                                                 8.00%    1/1/2025   AAA     3,600      4,122,000
             Pohatcong Township NJ Sch Dist (9)                                    5.95%   7/15/2023   AAA       650        703,625
             Pohatcong Township NJ Sch Dist (9)                                    5.95%   7/15/2026   AAA       250        270,625
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser T               6.625%    7/1/2018   Aaa       283        298,692
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     5,000      5,400,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs (9)+                    8.094%    7/1/2018   AAA     7,000      8,111,250
             Puerto Rico Pub Bldg Auth Pub Ed & Hlth Fac Ser L                    6.875%    7/1/2021   AAA       200        211,750
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.82%   1/16/2015   AAA     1,500      1,605,000
                                                                                                                         ==========
             Total                                                                                                       24,397,723
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Puerto Rico Comwlth Hwy & Transn Auth Transn
tation       Rev Transn Rev Ser PMD-9 RIBs+ (9)                                    7.60%    7/1/2026   AAA       500        532,500
20.68%       New Jersey Econ Dev Auth Rev Dept of Human Svc Ser A                  6.25%    7/1/2024     A        85         89,250
             New Jersey St Hwy Auth Garden St Pkwy Gen Rev (6)                     5.75%    1/1/2015   AAA       200        207,750
             New Jersey St Tpk Auth Tpke Rev Ser A                                 5.50%    1/1/2027    A-     3,000      2,917,500
             New Jersey St Transn Tr Fd Auth Transn Sys Ser A (9)                  4.50%   6/15/2019   AAA     6,550      5,608,438
             New Jersey St Transn Tr Fd Auth Transn Sys Ser A                      6.00%   6/15/2019   Aa2     6,500      6,768,125
             New Jersey St Transn Tr Fd Auth Transn Sys Ser B                      6.00%   6/15/2006   Aa2     2,615      2,787,145
             Port Auth NY & NJ Cons 112th Ser AMT#                                 5.00%   12/1/2016   AA-     1,000        918,750
             Port Auth NY & NJ Cons 114th Ser (12)                                 4.75%    8/1/2033   AAA       635        536,575
             Port Auth NY & NJ Cons 117th Ser Sec Installment AMT# (6)             4.75%  11/15/2016   AAA       725        652,500
             Port Auth NY & NJ Cons 119th Ser AMT# (6)                             5.50%   9/15/2019   AAA       150        146,625
             Port Auth NY & NJ RIBs+                                              3.933%    8/1/2033   AA*     2,500      1,725,000
             Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y                   5.50%    7/1/2036     A       380        371,925
             Puerto Rico Comwlth Hwy & Transn Auth Ser B (12)                      6.00%    7/1/2026   AAA     3,015      3,109,219
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Ser A (12)                                                        4.75%    7/1/2038   AAA     2,365      2,036,856
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Ser B                                                             6.00%    7/1/2026     A     1,000      1,031,250
             South Jersey NJ Port Corp Rev Marine Terminal Ser J (12)              5.10%    1/1/2016   AAA       750        721,875
             Trenton NJ Pkg Auth Pkg Rev (6)                                       6.00%    4/1/2017   Aaa     1,000      1,068,750
                                                                                                                         ==========
             Total                                                                                                       31,230,033
------------------------------------------------------------------------------------------------------------------------------------
Water/       Bayonne NJ Muni Util Auth Wtr Sys Rev (12)                            5.00%    1/1/2017   Aaa     1,000        943,750
Sewer        Middlesex Cnty NJ Impt Auth Util Sys Rev Perth Amboy
3.75%        Franchise Proj Ser B (2)                                        Zero Coupon    9/1/2023   AAA     3,000        798,750
             Middlesex Cnty NJ Impt Auth Util Sys Rev Perth Amboy
             Franchise Proj Ser B (2)                                        Zero Coupon    9/1/2024   AAA     6,000      1,500,000
             Middlesex Cnty NJ Impt Auth Util Sys Rev Perth Amboy
             Franchise Proj Ser A (2)                                              5.00%    9/1/2029   AAA     2,450      2,183,563
             New Jersey Wastewtr Treatment Trust                                  6.875%   6/15/2009   Aa2       155        158,754
             New Jersey Wastewtr Treatment Trust Ser A MBIA (12)                   7.00%   5/15/2006   AAA        75         76,308
                                                                                                                         ==========
             Total                                                                                                        5,661,125
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 99.84% (Cost $147,855,497)                                                           150,811,452
====================================================================================================================================


               See Notes to Financial Statements                             15


             Schedule of Investments
             CONNECTICUT TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Connecticut St Hlth & Ed Fac Auth Rev RIBs+                          7.224%   6/10/2030   AAA    $6,800    $ 6,842,499
32.56%       Connecticut St Hlth & Ed Fac Auth Rev Brunswick
             Sch Ser A (12)                                                        5.00%    7/1/2029   AAA     1,560      1,394,250
             Connecticut St Hlth & Ed Fac Auth Rev Fairfield
             Univ Ser I (12)                                                       5.50%    7/1/2029   AAA     1,235      1,207,213
             Connecticut St Hlth & Ed Fac Auth Rev Miss Porters
             Sch Ser A                                                             5.75%    7/1/2029    A+     3,000      3,014,999
             Connecticut St Hlth & Ed Fac Auth Rev Sacred Heart
             Univ Issue Ser C                                                      6.50%    7/1/2016   BB-       275        281,531
             Connecticut St Hlth & Ed Fac Auth Rev Sacred Heart
             Univ Issue Ser E (3)                                                  5.00%    7/1/2028    AA       460        402,500
             Connecticut St Hlth & Ed Fac Auth Rev Salisbury Sch
             Issue Ser A (3)                                                       4.75%    7/1/2028    AA     3,005      2,546,737
             Connecticut St Hlth & Ed Fac Auth Rev St Joseph
             College Ser A (3)                                                     5.00%    7/1/2018    AA       485        444,988
             Connecticut St Hlth & Ed Fac Auth Rev St Joseph
             College Ser A (3)                                                     5.00%    7/1/2019    AA       565        509,206
             Connecticut St Hlth & Ed Fac Auth Rev Suffield
             Academy Ser A (12)                                                    5.40%    7/1/2027   AAA     1,350      1,294,313
             Connecticut St Hlth & Ed Fac Auth Rev Trinity
             College Ser E (12)                                                   5.875%    7/1/2026   AAA     1,000      1,016,250
             Connecticut St Hlth & Ed Fac Auth Rev Univ CT Fndtn Ser A            5.375%    7/1/2029    A+       660        622,875
             Connecticut St Hlth & Ed Fac Auth Rev Univ New Haven
             Issue D (1)                                                           6.70%    7/1/2026     A     1,000      1,038,750
             Connecticut St Hlth & Ed Fac Auth Rev Child Care
             Fac Prog Subser A (2)                                                 5.00%    7/1/2028   AAA     1,530      1,357,875
             Connecticut St Hlth & Ed Fac Auth Rev Choate Rosemary
             Hall Issue Ser B (12)                                                 5.00%    7/1/2027   AAA     2,000      1,785,000
             Connecticut St Hlth & Edl Fac Auth Rev Quinnipiac
             College Ser E (1)                                                     4.75%    7/1/2028   AAA     1,730      1,468,338
             Connecticut St Hsg Fin Auth Hsg Mtg Fin Ser A
             Subser A-2 AMT#                                                       6.45%   5/15/2022   Aa2       820        839,475
             University CT Rev Student Fee Ser A (12)                              4.75%  11/15/2024   AAA     1,000        862,500
             University CT Rev Student Fee Ser A (12)                              4.75%  11/15/2027   AAA     1,500      1,278,750
             University CT Rev Student Fee Ser A (6)                               5.75%  11/15/2020   AAA       205        208,075
             University CT Rev Student Fee Ser A                                   6.00%  11/15/2021   AA-       390        402,188
             University CT Rev Student Fee Ser A (6)                               6.00%  11/15/2025   AAA       500        518,750
             University CT Ser A (6)                                              5.625%    3/1/2020   AAA     1,000      1,010,000
             University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA     1,250      1,206,250
                                                                                                                         ==========
             Total                                                                                                       31,553,312
------------------------------------------------------------------------------------------------------------------------------------
Finance      Puerto Rico Comwlth Infrastructure Fin Auth Ser A                     5.50%   10/1/2040   AAA     1,250      1,228,125
1.27%
------------------------------------------------------------------------------------------------------------------------------------
General      Connecticut St Ser A                                                  5.00%   6/15/2018    AA     1,285      1,207,900
Obligation   Connecticut St Ser A                                                 5.625%   4/15/2020    AA     1,000      1,008,750
12.99%       Connecticut St Ser A                                                  6.00%   4/15/2015    AA     1,000      1,070,000
             Connecticut St Ser B                                                  5.60%   6/15/2020    AA       250        251,563
             Connecticut St Ser C                                                  4.50%  10/15/2015    AA     1,000        893,750
             Connecticut St Ser C                                                  4.50%  10/15/2016    AA       500        443,750
             Hartford CT                                                           6.50%  12/15/2005   AA-       730        793,875
             Killingly CT                                                          7.25%  12/15/2004    A1       250        253,855
             Monroe CT                                                             6.60%   4/15/2005   Aa2       100        108,250
             Montville CT                                                          6.70%   6/15/2009   Aa3       550        624,938
             Montville CT                                                          6.70%   6/15/2010   Aa3       575        656,938
             Portland CT                                                           7.10%  12/15/2000    A2       100        100,558
             Puerto Rico Comwlth (12)                                              5.00%    7/1/2024   AAA     1,000        930,000



16             See Notes to Financial Statements



             Schedule of Investments (continued)
             CONNECTICUT TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Puerto Rico Comwlth (9)                                              5.375%    7/1/2025   AAA    $  750     $  735,000
             Puerto Rico Comwlth Pub Impt                                    Zero Coupon    7/1/2018     A     2,000        727,500
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A       500        420,625
             Puerto Rico Comwlth Pub Impt (9)                                      5.00%    7/1/2028   AAA     2,090      1,925,411
             Redding CT                                                            6.60%   4/15/2010   Aa1       100        113,875
             Voluntown CT                                                          6.75%   10/1/2002    A3       100        104,250
             Watertown CT                                                          6.50%   6/15/2003   Aa3       100        105,000
             West Haven CT (12)                                                    6.50%   6/15/2006   AAA       100        109,125
                                                                                                                         ==========
             Total                                                                                                       12,584,913
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Connecticut St Hlth & Ed Fac Auth Rev Bridgeport
5.87%        Hosp Ser A (12)                                                      6.625%    7/1/2018   AAA     1,250      1,296,875
             Connecticut St Hlth & Ed Fac Auth Rev Catholic
             Hlth East Ser F (12)                                                 5.625%  11/15/2020   AAA       325        322,969
             Connecticut St Hlth & Ed Fac Auth Rev Child Care
             Fac Prog Ser C (2)                                                   5.625%    7/1/2029   AAA     1,000        982,500
             Connecticut St Hlth & Edl Fac Auth Rev Hosp For
             Sp Care Ser B                                                         5.50%    7/1/2027   BBB     1,895      1,551,530
             Connecticut St Hlth & Ed Fac Auth Rev Waterbury
             Hosp Issue Ser C (3)                                                  5.75%    7/1/2029    AA       650        642,688
             Connecticut St Hlth & Edl Fac Auth Rev Windham
             Cmnty Mem Hosp Ser C                                                  6.00%    7/1/2020   BB-     1,000        895,000
                                                                                                                         ==========
             Total                                                                                                        5,691,562
------------------------------------------------------------------------------------------------------------------------------------
Housing      Connecticut St Hsg Fin Auth Amt Hsg Mtg Fin
3.30%        Ser C-2 AMT#                                                          6.00%  11/15/2020   Aa2     1,000      1,017,500
             Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Ser B                    6.75%  11/15/2023   Aa2     1,605      1,679,231
             Connecticut St Hsg Fin Auth Spl Oblig Grp Home
             Mtg Ser GH-5 (2)                                                      5.85%   6/15/2030   AAA       500        503,125
                                                                                                                         ==========
             Total                                                                                                        3,199,856
------------------------------------------------------------------------------------------------------------------------------------
Industrial   Connecticut St Dev Auth Govt (12)                                     6.60%   6/15/2014   AAA       500        535,625
12.82%       Connecticut St Dev Auth Ind Dev Rev Watson Foods
             Co Inc Proj AMT#                                                      5.90%    6/1/2028   BB-       705        628,331
             Connecticut St Dev Auth Poll Ctrl Rev Pfizer Inc Proj                 6.55%   2/15/2013   AAA     3,570      3,752,963
             Connecticut St Dev Auth Solid Waste Disp Fac Rev
             Pfizer Inc Proj AMT#                                                  7.00%    7/1/2025   AAA     2,500      2,718,750
             Connecticut St Res Recovery Auth American Fuel Co
             Proj Ser A AMT#                                                       6.45%  11/15/2022   BB-     4,985      4,791,831
                                                                                                                         ==========
             Total                                                                                                       12,427,500
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Connecticut St Dev Auth Aquarium Rev Mystic
aneous       Marinelife Aquarium Proj Ser A                                        7.00%   12/1/2027   BB*     1,500      1,520,625
10.13%       New Haven CT Air Rights Pkg Fac Rev (12)                              6.50%   12/1/2015   AAA     8,025      8,295,844
                                                                                                                         ==========
             Total                                                                                                        9,816,469
------------------------------------------------------------------------------------------------------------------------------------
Power        Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (12)                         5.00%    7/1/2028   AAA     3,000      2,763,750
3.84%        Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     1,000        953,750
                                                                                                                         ==========
             Total                                                                                                        3,717,500
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Connecticut St Hlth & Edl Fac Auth Rev Sacred Heart Ser C             6.50%    7/1/2016   AAA       725        798,406
funded       Connecticut St Sp Tax Oblig Rev (6)                                   6.10%   10/1/2011   AAA     1,000      1,065,000
8.57%        Darien CT                                                             5.50%  10/15/2015   AAA       500        524,375
             Puerto Rico Comwlth                                                   6.00%    7/1/2026   AAA     1,000      1,105,000
             Puerto Rico Comwlth                                                   6.45%    7/1/2017   AAA     2,000      2,175,000
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser T               6.625%    7/1/2018   Aaa        67         70,558
             Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T                  6.625%    7/1/2018   AAA         3          3,292
             Puerto Rico Elec Pwr Auth Pwr Rev Ser X                              6.125%    7/1/2021   Aaa       750        821,250



               See Notes to Financial Statements                             17


             Schedule of Investments (continued)
             CONNECTICUT TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs (9)+                    8.094%    7/1/2018   AAA    $1,500    $ 1,738,125
                                                                                                                         ==========
             Total                                                                                                        8,301,006
------------------------------------------------------------------------------------------------------------------------------------
Solid        Eastern CT Res Recov Auth Solid Waste Rev Wheelabrator
Waste        Libson Proj Ser A AMT#                                                5.50%    1/1/2020   BBB     3,940      3,265,275
3.37%
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Hartford CT Pkg Sys Rev Ser A                                         6.50%    7/1/2025   BBB       500        500,625
tation       Puerto Rico Comwlth Hwy & Transn Auth Transn
1.56%        Rev Ser A (12)                                                        4.75%    7/1/2038   AAA     1,170      1,007,663
                                                                                                                         ==========
             Total                                                                                                        1,508,288
------------------------------------------------------------------------------------------------------------------------------------
Water/       Connecticut St Dev Auth Wtr Fac Rev The CT Wtr Co
Sewer        Proj Ser A AMT# (2)                                                   5.75%    7/1/2028   AAA       250        248,125
2.78%             Connecticut St Dev Auth Wtr Fac Rev Brdgprt
             Bridgeport AMT# (2)                                                   6.15%    4/1/2035   AAA       500        516,250
             South Cent CT Regl Wtr Auth Sys Rev 16th Ser (2)                     5.375%    8/1/2025   AAA     1,000        970,000
             South Cent CT Regl Wtr Auth Sys Rev 16th Ser (2)                     5.375%    8/1/2030   AAA     1,000        963,750
                                                                                                                         ==========
             Total                                                                                                        2,698,125
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 99.06% (Cost $96,205,990)                                                            $95,991,931
====================================================================================================================================
             Schedule of Investments
             MISSOURI TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev (12)            5.85%    3/1/2020   Aaa    $1,000    $ 1,017,500
11.17%       Kansas City MO Sch Dist Bldg Elem Sch Proj Ser D (6)                  5.00%    2/1/2014   AAA     2,000      1,952,500
             Missouri St Hlth & Ed Fac Auth Ed Fac Rev Maryville
             Univ of St. Louis Proj                                                6.50%   6/15/2022   aa1       750        782,813
             Missouri St Hlth & Ed Fac Auth Ed Fac Rev Washington
             Univ Ser A                                                            4.75%  11/15/2037   Aa1     3,000      2,478,749
             Missouri St Hlth & Ed Fac Auth Ed Fac Rev Washington
             Univ Ser A                                                            6.00%    3/1/2030   Aa1       850        875,500
             Missouri St Hlth & Ed Fac Auth Ed Fac Rev William
             Jewell College (1)                                                   6.125%    8/1/2019     A       800        803,000
             Missouri St Hlth & Ed Fac Auth Edu Fac Rev Maryville
             Univ St Louis Proj                                                    5.75%   6/15/2017   aa1       400        386,000
             University MO Univ Rev Sys Fac                                        5.50%   11/1/2017   AA+     1,200      1,200,000
             University MO Univ Rev Sys Fac                                        5.80%   11/1/2027   AA+     1,975      1,982,406
             University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA     2,000      1,930,000
                                                                                                                         ==========
             Total                                                                                                       13,408,468
------------------------------------------------------------------------------------------------------------------------------------
General      Boone Cnty MO Reorg Sch Dist #R-6                                     6.00%    3/1/2020   AA+       500        521,249
Obligation   Franklin Cnty MO Reorg Sch Dis #R-XV                                  6.00%    3/1/2020   AA+       390        404,138
14.78%       Jasper Cnty MO Sch Dist #R-8 MO Direct Deposit Prog                   5.10%    3/1/2019   Aaa       950        889,438
             Missouri St Fourth State Bldg Ser A                                   4.50%    6/1/2020   AAA       645        553,894
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A     3,800      3,196,750
             Puerto Rico Comwlth RIBs+ (12)                                       7.231%    7/1/2008   AAA     1,000      1,062,500
             Puerto Rico Comwlth RIBs+ (9)                                        7.329%    7/1/2020   AAA     4,000      4,095,000
             Springfield MO Sch Dist #R-12 Direct Deposit Prog                     5.85%    3/1/2020   AA+       500        510,625
             St. Louis Cnty MO Pattonville #R-3 Sch Dist (6)                       6.00%    3/1/2019   AAA       845        893,588
             St. Louis Cnty MO Sch Dist #R-8 Lindbergh (12)                  Zero Coupon    3/1/2017   AAA     2,940      1,176,000


18             See Notes to Financial Statements



             Schedule of Investments (continued)
             MISSOURI TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             St. Louis Cnty MO Sch Dist #R-8 Lindbergh (12)                  Zero Coupon    3/1/2018   AAA    $3,015    $ 1,130,625
             St. Louis MO Pub Safety (6)                                          5.125%   2/15/2016   AAA       700        679,000
             St. Louis MO Pub Safety (6)                                          5.125%   2/15/2018   AAA     1,120      1,073,800
             University City MO Sch Dist (12)                                     10.00%   2/15/2008   AAA     1,175      1,549,531
                                                                                                                         ==========
             Total                                                                                                       17,736,138
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Cape Girardeau Cnty MO Ind Dev Auth Hlth Care Fac
14.14%       Rev SE Mo Hosp Assoc (12)                                             5.25%    6/1/2016   AAA       250        245,625
             Hannibal MO Ind Dev Auth Hlth Fac Rev Regl Hosp Ser A (9)             5.625%   3/1/2012   AAA     2,170      2,240,525
             Jackson Cnty MO Ind Dev Auth Hlth Care Corp Rev
             St Joseph Ctr                                                         7.00%    7/1/2022   aa1     1,500      1,522,500
             Lees Summit MO Ind Dev Auth Hlth Fac Rev                              6.00%   8/15/2017   A-*     1,200      1,123,500
             Missouri St Hlth & Ed Fac Auth Rev BJC Hlth Sys (12)                  5.00%   5/15/2038   AAA     1,000        863,750
             Missouri St Hlth & Ed Fac Auth Rev Heartland Hlth Sys Proj (2)        6.35%  11/15/2017   AAA     3,600      3,721,500
             Missouri St Hlth & Ed Fac Auth Rev Hlth Midwest Ser B (12)            6.25%   2/15/2022   AAA     2,175      2,218,500
             Missouri St Hlth & Ed Fac Auth Rev SSM Hlth Care Ser A (12)           5.00%    6/1/2022   AAA     1,750      1,592,500
             North Kansas City MO Hosp Rev (2)                                     4.75%  11/15/2023   Aaa     3,680      3,141,800
             Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Mennonite
             Gen Hosp Proj Ser A                                                  5.625%    7/1/2017   BB-       355        307,075
                                                                                                                         ==========
             Total                                                                                                       16,977,275
------------------------------------------------------------------------------------------------------------------------------------
Housing      Missouri St Dev Fin Brd Multi Fam Rev Quality Hill Proj
9.32%        Ser A (3)                                                             5.60%   9/15/2028    AA     2,115      2,043,618
             Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg
             Ser A AMT# (10)                                                       6.75%    6/1/2024   AAA       285        292,481
             Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg
             Ser B AMT# (10)                                                       6.40%   12/1/2024   AAA     1,915      1,943,725
             Missouri St Hsg Dev Cmnty Mtg Rev 13.5/2005
             w/Warrants AMT# (11)                                                  6.22%    3/1/2026   AAA     4,705      4,769,694
             Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1
             AMT# (11)                                                       Zero Coupon    3/1/2029   AAA     4,750        825,313
             Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1
             Ser B (10)                                                            7.65%  10/15/2022   AAA        10         10,225
             St. Louis Cnty Mo Ind Dev Auth Multi Fam Hsg Rev
             Bonhomme Village Apt Proj Ser A (8)                                   5.35%    7/1/2018   AAA     1,360      1,302,200
                                                                                                                         ==========
             Total                                                                                                       11,187,256
------------------------------------------------------------------------------------------------------------------------------------
Industrial   Missouri St Dev Fin Bd Solid Waste Disp Rev
7.03%        Procter & Gamble Paper Proj AMT#                                      5.20%   3/15/2029    AA     8,200      7,441,500
             St. Louis MO Ind Dev Auth Swr & Solid Waste Disp Fac Rev
             Anheuser-Busch Proj AMT#                                             5.875%   11/1/2026    A+     1,005        998,719
                                                                                                                         ==========
             Total                                                                                                        8,440,219
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Columbia MO Sp Oblig Cap Impt                                         5.50%    2/1/2016     A       330        326,700
aneous       Gladstone MO Ctfs Partn Ser A (2)                                     5.35%   6/15/2016   Aaa     1,095      1,085,419
11.62%       Kansas City MO Muni Assistance Corp Rev Ser A                        5.125%    3/1/2019    A3     1,100      1,016,125
             Missouri Sch Brd Assoc Lease Partn NIXA Reorg
             Sch Dist R-2 (3)                                                      5.40%    3/1/2020    AA       850        824,500
             Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A (2)              5.15%    6/1/2018   AAA     1,415      1,337,175
             Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A (2)              5.15%    6/1/2019   AAA       905        848,438
             Missouri St Dev Fin Brd Infra Fac Rev Hartman Heritage
             Ctr Proj Ser A (2)                                                   5.875%    4/1/2020   Aaa     1,000      1,021,250
             Missouri St Dev Fin Brd Infra Fac Rev Midtown Redev
             Proj Ser A (12)                                                      5.125%    4/1/2013   AAA     1,000        995,000
             St. Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena
             AMT#                                                                 7.875%   12/1/2024   BB*     2,000      2,095,000
             St. Louis MO Muni Fin Corp Lease Hold Rev City Justice Ctr
             Ser A (2)                                                             6.00%   2/15/2019   AAA     3,500      3,613,750



               See Notes to Financial Statements                           19



             Schedule of Investments (continued)
             MISSOURI TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             St. Louis MO Muni Fin Corp Leasehold Rev City Justice Ctr
             Ser A (2)                                                             6.00%   2/15/2020   Aaa    $  760     $  793,249
                                                                                                                         ==========
             Total                                                                                                       13,956,606
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
7.95%        Revolving Fd Prog Series E                                            5.25%    1/1/2019   Aaa       900        867,375
             Missouri St Envr Impt & Enrg Res Auth MO St
             Environ Wtr Rev                                                       5.90%    1/1/2019   Aaa     2,100      2,152,500
             Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
             Revolving Fd Prog Ser B                                               7.20%    7/1/2016   Aaa     2,250      2,466,563
             Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser A             6.55%    7/1/2014   Aaa     3,000      3,142,500
             Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser E            5.625%    7/1/2016   Aaa       900        912,375
                                                                                                                         ==========
             Total                                                                                                        9,541,313
------------------------------------------------------------------------------------------------------------------------------------
Power        Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     2,000      1,907,500
1.59%
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Clay Cnty MO Pub Bldg Auth Lease Hold Rev (6)                         7.00%   5/15/2014   AAA     1,000      1,080,000
funded       Missouri St Hlth & Ed Fac Auth Ed Fac Rev St Louis Univ
13.10%       High Sch                                                              6.35%   10/1/2014   AAA     2,000      2,140,000
             Missouri St Hlth & Ed Fac Auth Rev BJC Hlth Sys Ser A                 6.50%   5/15/2020    Aa     4,900      5,285,875
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     2,500      2,700,000
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.42%   1/25/2007   AAA     2,000      2,125,000
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.82%   1/16/2015   AAA     1,000      1,070,000
             St. Louis MO Pkg Fac Rev (12)                                        5.375%  12/15/2021   AAA        10          9,800
             St. Louis MO Sch Dist (6)                                             6.00%    4/1/2012   AAA     1,275      1,321,219
                                                                                                                         ==========
             Total                                                                                                       15,731,894
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Lake Of The Ozarks Cmnty Brdg Corp MO Brdg Sys Rev                    5.25%   12/1/2020   BB-     1,500      1,297,500
tation       Lake Of The Ozarks Cmnty Brdg Corp MO Brdg Sys Rev                    5.25%   12/1/2026   BB-     3,000      2,527,500
8.14%        Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Ser A (12)                                                        4.75%    7/1/2038   AAA     5,430      4,676,588
             St. Louis MO Arpt Rev Lambert St. Louis Intl Ser B
             AMT# (6)                                                              5.25%    7/1/2022   AAA       750        700,312
             St. Louis MO Arpt Rev Lambert St. Louis Intl Ser B
             AMT# (6)                                                              5.25%    7/1/2027   AAA       625        575,000
                                                                                                                         ==========
             Total                                                                                                        9,776,900
------------------------------------------------------------------------------------------------------------------------------------
Water/       St. Charles Cnty MO Pub Wtr Supp Dist #2 Ctfs Partn
Sewer        Ser A (12)                                                            5.00%   12/1/2020   Aaa        40         36,700
0.03%
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 98.87% (Cost $118,214,418)                                                           118,700,269
====================================================================================================================================



20             See Notes to Financial Statements




             Schedule of Investments
             HAWAII TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    University HI Univ Sys Rev Ser G (2)                                  5.45%   10/1/2006   AAA    $  275     $  282,563
0.40%
------------------------------------------------------------------------------------------------------------------------------------
Finance      Puerto Rico Pub Fin Corp Comwlth Approp Ser A (9)                     5.00%    6/1/2026   AAA     1,000        925,000
1.32%
------------------------------------------------------------------------------------------------------------------------------------
General      Hawaii Cnty HI Ref Impt Ser A (6)                                     5.60%    5/1/2013   AAA     1,780      1,837,850
Obligation   Hawaii Cnty HI Ser A (9)                                             5.625%   5/15/2019   AAA       545        545,681
28.29%       Hawaii St (9)                                                        5.875%    9/1/2019   AAA     1,175      1,204,375
             Hawaii St (6)                                                         8.00%    1/1/2013   AAA     2,000      2,495,000
             Hawaii St Ser BZ                                                      6.00%   10/1/2010   Aa3       500        536,250
             Hawaii St Ser BZ                                                      6.00%   10/1/2012   Aa3       500        535,625
             Hawaii St Ser CP (6)                                                  5.00%   10/1/2016   AAA       900        853,875
             Hawaii St Ser CR (12)                                                 4.75%    4/1/2018   AAA     3,000      2,718,749
             Honolulu HI City & Cnty Ser A (12)                                    5.00%   11/1/2015   AAA     1,095      1,047,094
             Honolulu HI City & Cnty Ser A (6)                                     5.50%    9/1/2016   AAA         5          5,006
             Honolulu HI City & Cnty Ser B (6)                                     5.00%   11/1/2016   AAA       265        251,088
             Honolulu HI City & Cnty Wtr (6)                                       6.00%   12/1/2015   AAA     1,000      1,066,250
             Kauai Cnty HI (6)                                                    6.125%    8/1/2024   AAA       580        600,300
             Kauai Cnty HI Pub Impt Ser B (12)                                     5.25%    8/1/2017   AAA        95         91,913
             Maui Cnty HI (12)                                                     5.75%    6/1/2016   AAA     1,035      1,055,700
             Maui Cnty HI Ser A (6)                                                6.10%    3/1/2020   AAA       500        520,000
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A       500        420,625
             Puerto Rico Comwlth Pub Impt                                          5.25%    7/1/2018     A     1,000        992,500
             Puerto Rico Comwlth RIBs+ (9)                                        7.329%    7/1/2020   AAA     3,000      3,071,250
                                                                                                                         ==========
             Total                                                                                                       19,849,131
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Hawaii St Dept Bdg & Fin Sp Purp Rev Kaiser
11.45%       Permanente Ser A                                                      5.15%    3/1/2015     A     2,000      1,827,500
             Hawaii St Dept Bdg & Fin Sp Purp Rev Kapiolani Hlth                   6.20%    7/1/2016     A     1,000      1,003,750
             Hawaii St Dept Bdg & Fin Sp Purp Rev Kapiolani Hlth                   6.25%    7/1/2021     A     2,000      1,990,000
             Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem
             Hosp Proj                                                             5.25%    7/1/2013   BB+     1,200      1,045,500
             Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem
             Hosp Proj                                                             5.50%    7/1/2028   BB+     1,350      1,093,500
             Hawaii St Dept Bdg & Fin Sp Purp Rev The Queens Hlth
             Sys Ser B (12)                                                        5.25%    7/1/2023   AAA     1,000        920,000
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Facs Rev Hosp Mutuo Oblig Grp Ser A (12)                              6.25%    7/1/2024   AAA       150        156,375
                                                                                                                         ==========
             Total                                                                                                        8,036,625
------------------------------------------------------------------------------------------------------------------------------------
Housing      Hawaii St Hsg Fin & Dev Corp Rev Univ of HI
6.11%        Faculty Hsg Proj (2)                                                  5.65%   10/1/2016   AAA     1,000      1,010,000
             Hawaii St Hsg Fin & Dev Corp Rev Univ Of HI
             Faculty Hsg Proj (2)                                                  5.70%   10/1/2025   AAA       380        379,050
             Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg
             Purp Rev Ser A AMT# (8)                                               7.10%    7/1/2024   AAA       960        986,928
             Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp
             Rev Ser B (8)                                                         5.30%    7/1/2028   AAA     1,000        937,500
             Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp
             Rev Ser B (8)                                                         5.45%    7/1/2017   AAA     1,000        977,500
                                                                                                                         ==========
             Total                                                                                                        4,290,978
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Hawaii St Ctfs Partn Kapolei St Office Bldg Ser A (2)                 5.00%    5/1/2018   AAA       725        672,438
aneous       Puerto Rico Pub Bldg Auth Rev Govt Fac Ser B (2)                      5.00%    7/1/2027   AAA     1,000        922,500
2.27%
                                                                                                                         ==========
             Total                                                                                                        1,594,938
------------------------------------------------------------------------------------------------------------------------------------



               See Notes to Financial Statements                           21



             Schedule of Investments (continued)
             HAWAII TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Power        Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev RIBs AMT# +                 6.229%  12/15/2023    A+    $5,000    $ 4,581,249
17.76%       Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co
             Ser A AMT# (12)                                                       6.60%    1/1/2025   AAA     2,500      2,625,000
             Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co
             Ser C AMT# (12)                                                      7.375%   12/1/2020   AAA     1,750      1,790,443
             Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev St Francis
             Med Ctrs (9)                                                          6.50%    7/1/2022   AAA     1,200      1,231,500
             Puerto Rico Elec Pwr Auth Pwr Rev Ser DD                              5.00%    7/1/2028    A-       900        810,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     1,500      1,430,625
                                                                                                                         ==========
             Total                                                                                                       12,468,817
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev Pali Momi
funded       Med Ctr Proj                                                          7.65%    7/1/2019   AAA     1,000      1,043,100
17.02%       Honolulu HI City & Cnty Ser A (12)                                    5.00%   11/1/2015   AAA       405        411,581
             Honolulu HI City & Cnty Ser A (6)                                     5.50%    9/1/2016   AAA       440        465,300
             Honolulu HI City & Cnty Ser A (6)                                     5.50%    9/1/2016   AAA       555        580,669
             Honolulu HI City & Cnty Ser B (6)                                     5.00%   11/1/2016   AAA       235        240,581
             Puerto Rico Comwlth                                                   6.00%    7/1/2026   AAA     1,000      1,105,000
             Puerto Rico Comwlth                                                   6.45%    7/1/2017   AAA     2,575      2,800,312
             Puerto Rico Comwlth                                                   6.50%    7/1/2023   AAA     1,250      1,362,500
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     1,500      1,620,000
             Puerto Rico Ind Med & Environmental Poll Ctrl
             St Luke Hosp Ser A                                                    6.25%    6/1/2010   AAA     1,390      1,461,238
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.82%   1/16/2015   AAA       800        856,000
                                                                                                                         ==========
             Total                                                                                                       11,946,281
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Hawaii St Arpt Sys Rev 2nd Ser AMT# (12)                              7.00%    7/1/2018   AAA     2,000      2,064,000
tation       Hawaii St Hbr Cap Impt Rev AMT# (6)                                   6.25%    7/1/2015   AAA       500        518,125
10.09%       Hawaii St Hbr Cap Impt Rev AMT# (6)                                  6.375%    7/1/2024   AAA       500        515,000
             Puerto Rico Comwlth Hwy                                              6.625%    7/1/2012     A       500        523,750
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Ser A (2)                                                         5.00%    7/1/2028   AAA     1,640      1,510,850
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2026     A     1,000      1,031,250
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Sub PR St Infrastructure Bk                                       5.00%    7/1/2022    A-        20         18,200
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Sub PR St Infrastructure Bk                                       5.00%    7/1/2028    A-     1,000        900,000
                                                                                                                         ==========
             Total                                                                                                        7,081,175
------------------------------------------------------------------------------------------------------------------------------------
Water/       Honolulu HI City & Cnty Bd Wtr                                        5.80%    7/1/2021    AA     1,000      1,011,250
Sewer        Honolulu HI City & Cnty Waste Wtr Sys Rev
3.74%        2nd Bd Resolution (6)                                                 4.50%    7/1/2028   AAA     2,000      1,615,000
                                                                                                                         ==========
             Total                                                                                                        2,626,250
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 98.45% (Cost $68,333,754)                                                            $69,101,758
====================================================================================================================================


22             See Notes to Financial Statements




             Schedule of Investments
             WASHINGTON TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA    $  500     $  482,500
3.04%        Washington St Higher Ed Fac Auth Rev
             Gonzaga Univ Proj (12)                                                4.75%    4/1/2022   AAA     1,000        868,750
                                                                                                                         ==========
             Total                                                                                                        1,351,250
------------------------------------------------------------------------------------------------------------------------------------
Finance
1.10%        Puerto Rico Comwlth Infrastructure Fin Auth Ser A                     5.50%   10/1/2040   AAA       500        491,250
------------------------------------------------------------------------------------------------------------------------------------
General      King Cnty WA Ref Ser B (12)                                           5.00%    1/1/2030   AAA     1,255      1,102,831
Obligation   King Cnty WA Ref Swr Ser C (12)                                       5.25%    1/1/2030   AAA     1,000        921,250
17.99%       King Cnty WA Ser B                                                    4.50%    1/1/2024   Aa1       320        262,400
             King Cnty WA Pub Hosp Dist #2 (12)                                    5.00%   12/1/2028   AAA     1,500      1,325,625
             Port Seattle WA Ser B AMT#                                            5.75%   12/1/2025   Aa1       750        740,625
             Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*     1,000      1,062,500
             Vancouver WA LTD Tax (2)                                              5.50%   12/1/2025   AAA     1,255      1,214,213
             Washington St Ser A                                                   5.75%    9/1/2019   Aa1       250        251,563
             Washington St Ser B                                                   5.75%    5/1/2016   Aa1     1,000      1,010,000
             Whatcom Cnty WA                                                       5.75%   12/1/2012    A1       115        117,156
                                                                                                                         ==========
             Total                                                                                                        8,008,163
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
2.30%        Fac Hospital de la Concepcion Ser A                                  6.125%  11/15/2030   Aa2     1,000      1,025,000
------------------------------------------------------------------------------------------------------------------------------------
Housing      Skagit Cnty WA Hsg Auth Low Income Hsg Assist
5.40%        Rev Mtg Ln (10)                                                       7.00%   6/20/2035   AAA       750        805,313
             Snohomish Cnty WA Hsg Auth Rev Cedar St Apt
             Proj Ser A AMT#                                                       6.40%    5/1/2027     A       500        514,375
             Washington St Hsg Fin Cmnty Sing Fam Mtg
             Rev Mtg Ser A AMT# (11)                                               6.65%    7/1/2016   AAA        20         20,046
             Washington St Hsg Fin Cmnty Sing Fam Mtg
             Rev Mtg Ser A AMT# (11)                                               7.05%    7/1/2022   AAA     1,015      1,064,481
                                                                                                                         ==========
             Total                                                                                                        2,404,215
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Bellevue WA Convention Ctr Auth Sp Oblig Rev (12)               Zero Coupon    2/1/2024   AAA     1,400        357,000
aneous       CDP-King Cnty III WA Lease Rev King Street Ctr Proj (12)              5.25%    6/1/2026   AAA       500        465,625
2.43%        Spokane WA Pub Fac Dist Hotel Motel & Sales Use
             Tax Multi Purp Arena Proj (2)                                         6.50%    1/1/2018   AAA       250        259,063
                                                                                                                         ==========
             Total                                                                                                        1,081,688
------------------------------------------------------------------------------------------------------------------------------------
Power        Chelan Cnty WA Pub Util Dist #001 Cons Rev Chelan
24.80%       Hydroelec Ser A AMT# (12)                                             6.40%    7/1/2017   AAA     1,000      1,060,000
             Chelan Cnty WA Pub Util Dist #1 Columbia River
             Rock Island Hwy Ser A (12)                                      Zero Coupon    6/1/2024   AAA     1,860        460,350
             Douglas Cnty WA Pub Util Dist #001 Wells Hydro                        8.75%    9/1/2018   Aa3       350        422,625
             Douglas Cnty WA Pub Util Dist #001 Wells Hydro
             2 Tier Ser B (2)                                                      8.75%    9/1/2006   AAA     3,995      4,399,492
             Lewis Cnty WA Pub Util Dist #1 Cowlitz Falls Hydro                    5.50%   10/1/2022   Aa1       755        733,294
             Puerto Rico Elec Pwr Auth Ser HH (9)                                 5.375%    7/1/2030   AAA     1,000        965,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser EE                              4.75%    7/1/2024    A-     1,500      1,312,500
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     1,000        953,750
             Seattle WA Muni Lt & Pwr Rev Ser A (12)                              5.625%    9/1/2015   AAA       720        731,700
                                                                                                                         ==========
             Total                                                                                                       11,038,711
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Douglas Cnty WA Pub Util Dist #001 Wells Hydro                        8.75%    9/1/2018   AAA       150        187,688
funded       Mount Vernon WA (2)                                                   6.85%   12/1/2014   AAA     1,285      1,394,225
16.32%       Port Seattle WA Rev Ser B AMT#                                        6.70%   11/1/2010   AAA        20         21,175
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     3,500      3,780,000
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.82%   1/16/2015   AAA       500        535,000
             Renton WA Wtr & Swr Rev                                               6.55%   11/1/2013   AAA     1,000      1,072,500


               See Notes to Financial Statements                           23



             Schedule of Investments (continued)
             WASHINGTON TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Washington St Higher Ed Fac Auth Rev
             Whitworth College (5)                                                 7.00%   10/1/2015   AAA    $  250     $  271,875
                                                                                                                         ==========
             Total                                                                                                        7,262,463
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Puerto Rico Comwlth Hwy & Transn Auth Transn
tation       Rev Transn Rev Ser PMD-9 RIBs+ (9)                                    7.60%    7/1/2026   AAA       500        532,500
16.03%       Central Puget Sound WA Regl Transit Auth
             Sales Tax & Motor (6)                                                 5.25%    2/1/2021   AAA     2,750      2,636,563
             Port Kalama WA Rev Ser B AMT#                                        5.625%   12/1/2015   aa1       400        383,000
             Port Seattle WA Passenger Fac Charge Rev Ser A (12)                   5.00%   12/1/2023   AAA     1,125      1,013,906
             Port Seattle WA Spl Fac Rev Ser C AMT# (12)                           6.00%    9/1/2029   AAA     1,000      1,015,000
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2026     A     1,000      1,031,250
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2031     A       500        521,875
                                                                                                                         ==========
             Total                                                                                                        7,134,094
------------------------------------------------------------------------------------------------------------------------------------
Water/       King Cnty WA Swr Rev (6)                                              5.25%    1/1/2026   AAA     1,525      1,423,969
Sewer        Seattle WA Wtr Sys Rev                                                5.25%   12/1/2023   Aa2     1,040        969,800
9.80%        Seattle WA Wtr Sys Rev (6)                                           5.375%    3/1/2029   AAA     1,000        940,000
             Vancouver WA Wtr & Swr Rev WA (6)                                     6.00%    6/1/2020   AAA     1,000      1,028,750
                                                                                                                         ==========
             Total                                                                                                        4,362,519
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 99.21% (Cost $43,320,663)                                                            $44,159,353
====================================================================================================================================



             Schedule of Investments
             MINNESOTA TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Minnesota St Higher Ed Fac Auth Rev Hamline
7.24%        Univ Ser 5-B                                                          6.00%   10/1/2029   aa1    $  500     $  501,874
             Minnesota St Higher Ed Fac Auth Rev Macalester
             College Ser 4-J                                                       5.55%    3/1/2017   Aa3       260        260,000
             Minnesota St Higher Ed Fac Auth Rev Univ of
             St. Thomas Ser 4-A1                                                  5.625%   10/1/2016    A2       250        248,750
             Minnesota St Higher Ed Fac Auth Rev Univ of
             St. Thomas Ser 4-M                                                    5.35%    4/1/2017    A2       250        241,563
             University MN Ser A                                                   5.75%    7/1/2018   Aa2       250        258,438
                                                                                                                         ==========
             Total                                                                                                        1,510,625
------------------------------------------------------------------------------------------------------------------------------------
General      Minneapolis MN Sp Sch Dist #001 (6)                                  5.375%    2/1/2014   AAA       250        251,563
Obligation   Minneapolis MN Sp Sch Dist #001 Ctfs Partn                            5.75%    2/1/2017   Aa1     1,120      1,143,799
24.46%       Minneapolis MN Sp Sch Dist #001 Ctfs Partn Ser B                     5.125%    2/1/2018   Aa1       300        282,000
             Minnesota St                                                          5.25%    8/1/2014   AAA       265        265,331
             North St. Paul Maplewood MN Dist Indpt Sch Dist #622                 5.125%    2/1/2025   Aa1       400        367,500
             North St. Paul Maplewood MN Indpt Sch Dist #622 Ser A                5.125%    2/1/2020   Aa1       550        518,375
             Park Rapids MN Indpt Sch Dist #309                                    4.75%    2/1/2018   Aa1       250        221,563
             Princeton MN Indpt Sch Dist #477 (9)                                 5.125%    2/1/2024   Aaa     1,000        931,250
             Puerto Rico Comwlth Pub Impt (12)                                     5.00%    7/1/2028   AAA       735        677,119
             St. Michael MN Indpt Sch Dist #885                                    5.00%    2/1/2025   Aa1       250        222,500
             Windom MN Indpt Sch Dist #177                                         4.75%    2/1/2019   Aa1       250        220,938
                                                                                                                         ==========
             Total                                                                                                        5,101,938
------------------------------------------------------------------------------------------------------------------------------------


24             See Notes to Financial Statements


             Schedule of Investments (continued)
             MINNESOTA TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Healthcare   Hastings MN Hlth Care Fac Rev Regina Med Ctr (1)                      5.30%   9/15/2028     A    $  500     $  430,625
13.59%       Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care
             Sys Childrens Hlth Care Ser A (9)                                     5.70%   8/15/2016   AAA       150        150,000
             Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care
             Sys Group Hlth Plan Proj                                              6.90%  10/15/2022   BB+       300        303,000
             Minnesota Agric & Econ Dev Brd Rev Hlth Care Sys
             Fairview Hosp Ser A (12)                                              5.50%  11/15/2017   AAA       220        217,250
             Rochester MN Hlth Care Fac Rev Mayo Foundation
             Ser A (12)                                                            5.50%  11/15/2027   AAA       500        480,625
             Rochester MN Hlth Care Fac Rev Ser H RIBs+                           7.509%  11/15/2015   AA+     1,000      1,050,000
             St. Paul MN Hsg & Redev Auth Hosp Rev Healtheast Proj
             Ser A                                                                 5.70%   11/1/2015   BB-       250        204,063
                                                                                                                         ==========
             Total                                                                                                        2,835,563
------------------------------------------------------------------------------------------------------------------------------------
Housing      Eden Prairie MN Multi Fam Hsg Rev Lincoln Parc
15.19%       Proj Ser A-1 (10)                                                     6.40%    12/20/20   Aaa       305        311,100
             Fairbault MN Hsg & Redev Auth Govt Hsg Dev Gross
             Rev Trails Edge Apts Ser A                                            5.25%    2/1/2028    A3       500        459,375
             Minneapolis MN Multi Fam Hsg Rev Mtg East Village
             South (10)                                                            6.10%   7/20/2020   Aaa     1,000      1,031,248
             Minnesota St Hsg Fin Agy Sing Fam Mtg Ser B-1 AMT#                    6.75%    1/1/2026   Aa1        95         97,494
             Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT#                      5.85%    7/1/2019   AA+       205        205,256
             Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT#                      6.40%    7/1/2015   Aa1       230        238,625
             Minnesota St Hsg Fin Agy Sing Fam Mtg Ser E                           5.90%    7/1/2025   Aa1       195        196,219
             Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G AMT#                      6.25%    7/1/2026   Aa1       195        197,925
             Robbinsdale MN Hsg Dev Sr Hsg Proj Ser B (6)                          5.75%    1/1/2023   Aaa       250        249,063
             Scott Cnty MN Hsg & Redev Savage City Hamilton
             Apts Proj (2)                                                         5.60%    2/1/2019   Aaa        80         79,600
             St. Louis Park MN Multi Fam Hsg Mtg Cmnty Hsg (7)                     6.15%   12/1/2016    Aa       100        103,875
                                                                                                                         ==========
             Total                                                                                                        3,169,780
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Bemidji MN Lease Rev MN St Bureau Criminal
aneous       Apprehension (12)                                                     5.80%   12/1/2021   Aaa       460        464,599
7.70%        Minneapolis MN Sports Arena Proj                                     5.125%   10/1/2020   AAA       500        470,625
             Minnesota St Retirement Sys Bldg Rev                                  6.00%    6/1/2030   AAA       250        256,563
             St. Cloud MN Ctfs Partn                                               5.90%   12/1/2017   BB+       200        196,000
             St. Paul MN Tax Increment Block 39 Proj Ser A                         4.75%    2/1/2019   AA+       250        219,688
                                                                                                                         ==========
             Total                                                                                                        1,607,475
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A                        4.75%    3/1/2017   AAA       300        270,375
1.30%
------------------------------------------------------------------------------------------------------------------------------------
Power        Chaska MN Elec Rev Ser A                                              6.00%   10/1/2025    A3       250        252,500
5.39%        Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (9)                          4.50%    7/1/2019   AAA        95         83,125
             South Minnesota Muni Pwr Agy Pwr Supply Sys Rev
             Ser A (12)                                                      Zero Coupon    1/1/2021   AAA     1,000        315,000
             South Minnesota Muni Pwr Agy Pwr Supply Sys Rev
             Ser A (12)                                                            5.00%    1/1/2016   AAA       500        473,125
                                                                                                                         ==========
             Total                                                                                                        1,123,750
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Marshall MN Elec & Wtr Util Rev (9)                                   6.45%    7/1/2011   AAA       150        156,750
funded       Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care
11.93%       Sys Health One Obligated Grp Ser A (12)                               6.75%   8/15/2014   AAA       245        251,377
             Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care Sys
             Hlth One Obligated Group Ser A (12)                                   7.40%   8/15/2011   AAA       500        514,245
             Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C                  7.00%   12/1/2020   AAA       200        207,276
             Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C                  7.30%   12/1/2006   AAA       200        207,660
             Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A                        6.25%    3/1/2016   AAA       100        106,375


               See Notes to Financial Statements                                25


             Schedule of Investments (continued)
             MINNESOTA TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A                        6.50%    3/1/2014   AAA    $1,000    $ 1,046,250
                                                                                                                         ==========
             Total                                                                                                        2,489,933
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Minneapolis & St. Paul MN Met Arpt Cmnty Arpt
tation       Rev Ser A (2)                                                         5.20%    1/1/2024   AAA       500        464,375
8.63%        Minneapolis & St. Paul MN Met Arpt Cmnty
             Ser 13 AMT#                                                           4.50%    1/1/2014   AAA       250        223,750
             Minneapolis & St. Paul MN Met Arpts Cmnty Arpt
             Rev Ser A (2)                                                         5.00%    1/1/2030   AAA     1,250      1,112,500
                                                                                                                         ==========
             Total                                                                                                        1,800,625
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 95.43% (Cost $20,025,240)                                                            $19,910,064
====================================================================================================================================



             Schedule of Investments
             CALIFORNIA TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Abag Fin Auth For NonProfit Corp CA Rev Ser A
19.83%       Calif Schools of Sacred Heart                                         6.45%    6/1/2030   aa3   $ 1,000    $ 1,042,500
             California Cmnty College Fin Auth Lease Rev Ser A (12)               4.625%    9/1/2023   AAA     1,850      1,623,375
             California Ed Fac Auth Rev 144A Res Ctfs Ser 113 RIBs+               5.275%   12/1/2027   AAA     2,525      2,354,563
             California Ed Fac Auth Rev Fresno Pacific Univ Ser A                  6.75%    3/1/2019   aa3     1,250      1,343,750
             California Ed Fac Auth Rev Institute of Technology                    4.50%   10/1/2027   AAA    10,000      8,525,000
             California Ed Fac Auth Rev Pepperdine Univ                            5.75%   9/15/2030    A1     2,000      2,030,000
             California Ed Fac Auth Rev Pooled College & Univ Proj Ser B           6.30%    4/1/2021   aa2     1,000      1,027,500
             California Ed Fac Auth Rev Pooled College & Univ Ser C                6.50%    6/1/2020   aa3     3,000      3,150,000
             California Ed Fac Auth Rev Univ of San Diego (2)                      5.00%   10/1/2028   Aaa     2,000      1,847,500
             California Ed Fac Auth Rev Univ of San Francisco (12)                 6.00%   10/1/2016   AAA        75         79,875
             California Ed Fac Auth Rev Univ of San Francisco (12)                 6.00%   10/1/2026   AAA     2,665      2,761,606
             California Ed Fac Auth Rev Univ of Southern CA Ser C                 5.125%   10/1/2028   AA+     1,470      1,392,825
             California St Univ Rev & College Hsg Sys (6)                          5.90%   11/1/2021   AAA     1,045      1,082,881
             California Statewide Cmntys Dev Auth Auxiliary Fndtn CA
             St Univ (12)                                                          5.20%    6/1/2024   AAA       750        722,813
             Los Angeles Calif Cmnty Colleg Ser A (9)                              6.00%   8/15/2020   AAA     1,455      1,505,925
             Rnr Sch Fin Auth CA Spl Tax Cmnty Facs
             Dist No. 92-1-Ser A (2)                                              5.625%    9/1/2030   AAA     3,985      4,064,700
             Santa Ana CA Univ Sch Dist Ctfs Partn Fin Proj (9)              Zero Coupon    4/1/2019   AAA     2,295        811,856
             University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA     3,750      3,618,750
                                                                                                                         ==========
             Total                                                                                                       38,985,419
------------------------------------------------------------------------------------------------------------------------------------
Finance      Orange Cnty CA Recovery Ctfs Partn Residual Ctfs
1.78%        Ser 128 RIBs+ (12)                                                   6.625%    7/1/2019   AA*     2,500      2,721,875
             Orange Cnty CA Recovery Ctfs Partn Ser A (12)                         6.00%    7/1/2026   AAA       750        774,375
                                                                                                                         ==========
             Total                                                                                                        3,496,250
------------------------------------------------------------------------------------------------------------------------------------
General      California St                                                         4.50%   10/1/2018   Aa2     1,800      1,611,000
Obligation   California St (6)                                                     4.75%    2/1/2029   AAA     1,945      1,706,738
8.73%        Capistrano CA Univ Sch Dist Sch Fac Impt Dist #1 Ser A (6)            6.00%    8/1/2024   AAA     2,500      2,618,750
             El Monte CA City Sch Dist Ser A (9)                                   6.25%    5/1/2025   AAA     1,230      1,316,100
             Hacienda La Puente CA Univ Sch Dist CA Ser A (12)                     5.25%    8/1/2025   AAA       750        727,500
             Laguna Salada CA Un Sch Dis Ser C (6)                           Zero Coupon    8/1/2026   AAA     1,395        312,131
             New Haven CA Univ Sch Dist Ser B (6)                            Zero Coupon    8/1/2022   AAA    10,000      2,762,500



26             See Notes to Financial Statements


             Schedule of Investments (continued)
             CALIFORNIA TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Pittsburg Calif Uni Sch Dist Ser E (9)                                6.00%    8/1/2024   AAA    $1,380    $ 1,426,575
             Placer Calif Un High Sch Dist Cap Apprec Ser A (6)              Zero Coupon    8/1/2020   AAA     2,000        650,000
             Pomona CA Univ Sch Dist Ser A (12)                                    6.55%    8/1/2029   AAA     1,000      1,158,750
             San Juan CA Uni Sch Dist Cap Apprec (6)                         Zero Coupon    8/1/2023   AAA     1,000        267,500
             Santa Cruz CA City Elem Sch Dist Ser B (6)                            6.00%    8/1/2029   AAA     2,500      2,612,500
                                                                                                                         ==========
             Total                                                                                                       17,170,044
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Abag Fin Auth for Nonprofit Corp CA Ctfs Partn
5.90%        O'Connor Woods Obligated Group (1)                                    6.20%   11/1/2029     A     1,725      1,802,625
             California Infrastructure & Econ Dev Bk Rev (12)                      5.25%    6/1/2030   AAA     2,000      1,910,000
             California Infrastructure & Econ Dev Bk Rev Scripps
             Research Inst-Ser A                                                   5.75%    7/1/2030    A1     1,500      1,522,500
             Central CA JT Pwrs Health Fin Auth CTFS Partn
             Cmnty Hosp of Central CA                                              6.00%    2/1/2030    A-     1,500      1,475,625
             University CA Rev Ref Multiple Purp Proj Ser E (12)                  5.125%    9/1/2020   AAA       500        486,875
             Valley Hlth Sys CA Hosp Rev Rites PA 519 RIBs+                       7.915%   5/15/2025    A*     4,000      4,415,000
                                                                                                                         ==========
             Total                                                                                                       11,612,625
------------------------------------------------------------------------------------------------------------------------------------
Housing      California Hsg Fin Agy Rev Home Mtg Ser A (7)                        7.375%    8/1/2017   Aa2     2,785      2,840,700
1.44%
------------------------------------------------------------------------------------------------------------------------------------
Industrial   California Statewide Cmnty Dev Auth Lease Rev
0.46%        United Airlines Ser A AMT#                                            5.70%   10/1/2033   aa3     1,000        906,250
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Concord CA Redev Agy Tax Alloc Ser 3 (4)                              8.00%    7/1/2018   AAA        35         35,329
aneous       Inglewood CA Pub Fin Auth Rev Ser A (2)                               5.25%    8/1/2021   AAA       700        688,625
7.44%        Los Angeles CA Pkg Rev Ser A (2)                                      4.75%    5/1/2024   AAA     8,600      7,632,500
             Midpeninsula Regl Open Space Dist CA Fin Auth Rev (2)           Zero Coupon    9/1/2024   AAA     2,500        606,250
             Oakland CA JT Pwrs Fing Auth Reassmt Rev                              5.50%    9/2/2024    A-       515        491,181
             Pittsburgh CA Redev Agy Tax Alloc Los Medanos Cmnty
             Dev Proj (2)                                                    Zero Coupon    8/1/2026   AAA     3,500        783,125
             San Diego CA Convention Ctr Expansn Fin Auth Lease
             Rev Ser A (2)                                                         4.75%    4/1/2028   AAA     5,020      4,405,050
                                                                                                                         ==========
             Total                                                                                                       14,642,060
------------------------------------------------------------------------------------------------------------------------------------
Pollution    California Poll Ctrl Fin Auth Rev Southern CA Ser B
6.55%        AMT# (2)                                                              6.40%   12/1/2024   AAA    12,435     12,885,769
------------------------------------------------------------------------------------------------------------------------------------
Power        Los Angeles CA Dept Wtr & Pwr Elec Plt Rev
12.44%       Ref-Second Issue                                                      4.75%  11/15/2019   Aa3     2,100      1,918,875
             M-S-R Pub Pwr Agy CA San Juan Proj Rev (12)                           6.75%    7/1/2020   AAA     1,000      1,146,250
             Northern CA Transmission Rev CA Ore Transmission
             Ser A (12)                                                            6.50%    5/1/2016   AAA     4,250      4,457,188
             Northern CA Transmission Rev RIBs+ (12)                              6.052%   4/29/2024   AAA     8,500      8,330,000
             Palo Alto CA Util Rev Ser A                                           6.25%    6/1/2020   AA+     1,610      1,692,513
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA       500        476,875
             Sacramento CA Muni Util Dist Elec Rev RIBs+ (6)                      8.564%   8/15/2018   AAA     6,000      6,442,499
                                                                                                                         ==========
             Total                                                                                                       24,464,200
------------------------------------------------------------------------------------------------------------------------------------
Prere-       East Bay CA Muni Util Dist Wtr Sys Rev Sub (2)                        6.50%    6/1/2017   AAA     5,000      5,468,750
funded       Metro Wtr Dist Southern CA Wtr Wks Rev RIBs+                         7.256%    8/5/2022   AAA     7,300      8,002,625
6.85%                                                                                                                    ==========
             Total                                                                                                       13,471,375
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Alameda Corridor Transn Auth CA Rev SR Lien Ser A (12)                5.00%   10/1/2029   AAA     2,000      1,845,000
tation       Alameda Corridor Transn Auth CA Ser A (12)                            4.75%   10/1/2025   AAA     7,420      6,566,699
16.96%       Los Angeles CA Hbr Dept Rev Ser B AMT#                               6.625%    8/1/2025    AA     1,000      1,041,250
             Los Angeles Cnty CA Met Trans Auth Sales Tax Rev
             Prop Second Ser A (9)                                                 4.75%    7/1/2026   AAA     2,400      2,112,000
             San Francisco CA City & Cnty Arpt Commn Intl Arpt Rev
             Ser Issue 6 AMT# (2)                                                  6.50%    5/1/2018   AAA     4,500      4,786,875



               See Notes to Financial Statements                           27


             Schedule of Investments (continued)
             CALIFORNIA TAX-FREE INCOME FUND September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             San Francisco CA City & Cnty Arpt Commn Intl Arpt
             Rev AMT# (9)                                                          5.75%    1/1/2014   AAA    $  500    $   518,750
             San Francisco CA City & Cnty Arpt Commn Intl Arpt Rev
             Second Ser Issue 15-B (12)                                            5.00%    5/1/2024   AAA     2,250      2,084,063
             San Francisco CA City & Cnty Arpt Commn Intl Arpt Rev
             Second Series-Issue 22 AMT# (2)                                       5.00%    5/1/2019   AAA     1,000        941,250
             San Francisco CA City & Cnty Arpt Commn Intl Arpt Rev
             Spl Fac Lease SFO Fuel Ser A AMT# (9)                                6.125%    1/1/2027   AAA       500        517,500
             San Francisco CA City & Cnty Arpt Commn Intl Rev
             Ser Iss 2 (12)                                                        6.75%    5/1/2020   AAA     3,230      3,456,100
             San Francisco CA City & Cnty Arpt Commn Intl Rev
             Ser Iss 20 (12)                                                       4.50%    5/1/2023   AAA     1,690      1,451,288
             San Francisco CA City & Cnty Arpt Commn Intl Rev
             Ser Iss 20 (12)                                                       4.50%    5/1/2026   AAA     4,400      3,723,500
             San Mateo Cnty CA Transn Dist Ser A (12)                              4.50%    6/1/2018   AAA     4,830      4,322,850
                                                                                                                         ==========
             Total                                                                                                       33,367,125
------------------------------------------------------------------------------------------------------------------------------------
Water/       Calleguas-Las Virgenes CA Pub Fin Auth Installment
Sewer        Las Virgenes Mun Wtr Dist (9)                                         5.00%   11/1/2023   AAA     2,075      1,942,719
10.32%       Chino Basin CA Regl Fin Auth Rev Inland Empire Util
             Agy Swr Proj (12)                                                     5.75%   11/1/2022   AAA       145        149,169
             Citrus Heights Calif Wtr Dist (6)                                     5.25%   10/1/2020   AAA     1,800      1,779,750
             East Bay CA Muni Util Dist Wst Wtr Treatment
             Sys Rev RIBs+ (2)                                                     6.52%    6/1/2020   AAA     2,050      2,047,438
             East Bay CA Muni Util Dist Wtr Sys Rev Sub (12)                       4.75%    6/1/2028   AAA     2,000      1,767,500
             East Bay CA Muni Util Dist Wtr Sys Rev (12)                           5.00%    6/1/2038   AAA     5,000      4,537,499
             El Monte Calif Wtr Auth Rev Wtr Sys Proj (2)                          5.60%    9/1/2029   AAA     2,000      2,020,000
             Los Angeles CA Dept Wtr & Pwr Elec Rev                                6.40%   5/15/2028    AA     3,000      3,089,370
             Los Angeles CA Wst Wtr Sys Rev Ser C (12)                             4.00%    6/1/2019   AAA     1,835      1,513,875
             Reedley CA Pub Fin Auth Lease Rev Wst Wtr Treatment
             Plant Proj (2)                                                        6.05%    5/1/2015   AAA     1,400      1,450,750
                                                                                                                         ==========
             Total                                                                                                       20,298,070
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 98.70% (Cost $189,758,920)                                                           194,139,887
====================================================================================================================================


             Schedule of Investments
             FLORIDA SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Miami-Dade Cnty FL Ed Fac Ser A (2)                                   6.00%    4/1/2023   AAA    $2,000    $ 2,087,500
4.95%        Tallahassee FL Lease Rev FL ST Univ Proj Ser A (12)                   5.25%    8/1/2023   AAA     3,000      2,838,750
                                                                                                                         ==========
             Total                                                                                                        4,926,250
------------------------------------------------------------------------------------------------------------------------------------
General      Florida ST Brd Ed Cap Outlay Ser A                                    5.25%    6/1/2024   AA+     2,000      1,895,000
Obligation   Florida St Brd Ed Cap Outlay Public Ed Ser E                         5.625%    6/1/2025   AA+     1,000        997,500
11.80%       Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*     2,000      2,125,000
             Puerto Rico Comwlth RIBs+ (12)                                        7.10%    7/1/2026   AAA     3,500      3,666,250
             Puerto Rico Comwlth RIBs+ (12)                                       7.231%    7/1/2008   AAA     1,100      1,168,750
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A       500        420,625
             Puerto Rico Comwlth Pub Impt                                          5.25%    7/1/2017     A     1,475      1,471,313
                                                                                                                         ==========
             Total                                                                                                       11,744,438
------------------------------------------------------------------------------------------------------------------------------------



28             See Notes to Financial Statements




             Schedule of Investments (continued)
             FLORIDA SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Healthcare   Atlantic Beach FL Hlth Care Fac Rev Fleet Landing Proj (1)            5.50%   10/1/2012     A    $  765     $  757,350
4.68%        Atlantic Beach FL Hlth Care Fac Rev Fleet Landing Proj (1)           5.625%   10/1/2013     A     1,000      1,000,000
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Fac Hosp De La Concepcion                                             6.50%  11/15/2020   Aa2       410        438,188
             Sarasota Cnty FL Pub Hosp Brd Rev Sarasota Mem Hosp
             Ser B (12)                                                            5.50%    7/1/2028   AAA     2,500      2,462,500
                                                                                                                         ==========
             Total                                                                                                        4,658,038
------------------------------------------------------------------------------------------------------------------------------------
Housing      Broward Cnty FL Hsg Fin Auth Multi Fam Rev
4.25%        Bridgewater Ser A AMT#                                                5.35%   10/1/2023     A       980        911,400
             Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser E (8)                  7.00%    3/1/2024   Aaa        35         35,849
             Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT# (11)                   6.40%    3/1/2029   Aaa     1,835      1,945,100
             Miami Dade Cnty FL Hsg Fin Auth Multi Fam Rev Villa
             Esperanza Apts Proj AMT#                                              5.45%   10/1/2038     A     1,250      1,156,250
             Orange Cnty FL Hsg Fin Auth Ser A-1 AMT# (11)                   Zero Coupon    3/1/2028   Aaa       985        178,531
                                                                                                                         ==========
             Total                                                                                                        4,227,130
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Brevard Cnty FL Sales Tax Rev MB (12)                                 7.00%   12/1/2018   AAA     1,000      1,041,250
aneous       Florida Muni Ln Council Rev (12)                                Zero Coupon    4/1/2020   AAA     4,000      1,305,000
12.01%       Miami Dade Cnty FL Sp Oblig Sub Ser A (12)                      Zero Coupon   10/1/2024   AAA    17,875      4,267,656
             Miami Dade Cnty FL Sp Oblig Sub Ser B (12)                            5.00%   10/1/2037   AAA     1,250      1,100,000
             Orange Cnty FL Tourist Dev Tax Rev (2)                                6.00%   10/1/2016   AAA       710        713,571
             Orange Cnty FL Tourist Dev Tax Rev Ser A (2)                          5.00%   10/1/2014   AAA     1,000        973,750
             Tampa FL Sports Auth Rev Tampa Bay Arena Proj (12)                    6.00%   10/1/2015   AAA       450        485,438
             Taylor Cnty FL Sales Tax Rev (6)                                     5.625%   10/1/2030   AAA       700        695,625
             Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (12)             5.00%   11/1/2023   AAA     1,500      1,366,875
                                                                                                                         ==========
             Total                                                                                                       11,949,165
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Citrus Cnty FL Poll Ctrl Rev FL Pwr Corp (12)                        6.625%    1/1/2027   AAA     5,740      5,955,250
9.82%        Hillsborough Cnty FL Ind Dev Auth Poll Ctrl Rev Tampa Elec            8.00%    5/1/2022    AA     2,500      2,687,500
             Jacksonville FL Poll Rev Anheuser-Busch Proj                          5.70%    8/1/2031    A+     1,150      1,125,563
                                                                                                                         ==========
             Total                                                                                                        9,768,313
------------------------------------------------------------------------------------------------------------------------------------
Power        Gainesville FL Utils Sys Rev Ser A                                    5.20%   10/1/2022    AA     2,000      1,885,000
5.11%        Jacksonville FL Elec Auth Rev Elec Sys Ser 3-C                       5.625%   10/1/2035   Aa2     1,000        971,250
             Puerto Rico Elec Pwr Auth Pwr Rev Ser EE                              4.75%    7/1/2024    A-     2,545      2,226,875
                                                                                                                         ==========
             Total                                                                                                        5,083,125
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Dunedin FL Hosp Rev Mease Hlth Care (12)                              6.75%  11/15/2021   AAA     1,000      1,045,000
funded       Hillsborough Cnty FL Sch Brd CTFS Partn (12)                          6.00%    7/1/2012   AAA     1,845      1,962,508
17.99%       Manatee Cnty FL Pub Util Rev Ser 91A (12)                             6.75%   10/1/2013   AAA     1,000      1,042,710
             Orlando & Orange Cnty Expwy Auth FL Expwy Rev (6)                     6.50%    7/1/2020   AAA       395        404,358
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     1,500      1,620,000
             Puerto Rico Muni Fin Agy PR Ser A                                     6.50%    7/1/2019   AAA     2,915      3,170,063
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.42%   1/25/2007   AAA     3,000      3,187,500
             Tampa FL Rev Allegany Hlth Sys St Joseph (12)                         6.70%   12/1/2018   AAA     5,000      5,487,498
                                                                                                                         ==========
             Total                                                                                                       17,919,637
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Dade Cnty FL Seaport (12)                                            5.125%   10/1/2026   AAA     2,235      2,067,375
tation       Jacksonville FL Port Auth Arpt Rev Ser A AMT# (6)                     6.25%   10/1/2024   AAA     1,000      1,035,000
13.29%       Miami Dade Cnty FL Expwy Authtoll Sys Rev (6)                        6.375%    7/1/2029   AAA     1,250      1,345,313
             Pensacola FL Arpt Rev Ser A AMT# (12)                                6.125%   10/1/2018   AAA     1,250      1,310,938
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2031     A     2,000      2,087,500
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.50%    7/1/2027     A     1,000      1,092,500
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser C                6.00%    7/1/2029     A       880        918,500




               See Notes to Financial Statements                           29


             Schedule of Investments (continued)
             FLORIDA SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
             Transn Rev Ser PMD-9 RIBs+ (9)                                        7.60%    7/1/2026   AAA    $  500     $  532,499
             Santa Rosa Bay FL Brdg Auth Rev                                       6.25%    7/1/2028   aa3     1,000        948,750
             Santa Rosa Bay FL Brdg Auth Rev                                 Zero Coupon    7/1/2015   BB+     3,140      1,197,125
             Santa Rosa Bay FL Brdg Auth Rev                                 Zero Coupon    7/1/2022   BB+     3,000        686,250
                                                                                                                         ==========
             Total                                                                                                       13,221,750
------------------------------------------------------------------------------------------------------------------------------------
Water/       Melbourne FL Wtr & Swr Rev (6)                                  Zero Coupon   10/1/2025   AAA     4,185        967,781
Sewer        Melbourne FL Wtr & Swr Rev (6)                                        5.25%   10/1/2030   AAA     3,500      3,290,000
14.57%       Miami Beach FL Wtr & Swr Rev (2)                                      5.50%    9/1/2027   AAA     1,000        977,500
             Miami-Dade Cnty FL Wtr & Swr Rev Ser A (6)                            5.00%   10/1/2029   AAA     1,000        898,750
             St. Lucie West Svcs Dist FL Sr Lien Wtr Mgmt
             Benefit Ser A (12)                                                    5.25%    5/1/2025   AAA     2,000      1,887,500
             Tampa Bay Wtr FL Util Sys Rev (6)                                     6.00%   10/1/2024   AAA     3,000      3,123,750
             Tampa Bay Wtr FL Util Sys Rev Ser B (6)                               4.75%   10/1/2027   AAA     3,945      3,358,181
                                                                                                                         ==========
             Total                                                                                                       14,503,462
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 98.47% (Cost $96,280,082)                                                            $98,001,308
====================================================================================================================================


             Schedule of Investments
             PENNSYLVANIA SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Gettysburg PA Muni Auth College Rev Ser B (2)                         4.75%   8/15/2018   AAA    $1,200    $ 1,071,000
15.50%       Montgomery Cnty PA Ind Dev Auth Rev Hill Sch Proj (12)                5.35%   8/15/2027   Aaa     2,250      2,129,063
             New Wilmington PA Muni Auth Rev Westminster College (1)               5.35%    3/1/2028     A     1,000        880,000
             Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
             RIBs AMT# + (2)                                                      7.601%    3/1/2022   AAA     3,000      3,236,250
             Pennsylvania St Higher Ed Fac Auth Bryn Mawr College (2)             5.125%   12/1/2029   AAA       400        364,000
             Pennsylvania St Higher Ed Fac Auth Drexel Univ                        6.00%    5/1/2029    A-       800        803,000
             Pennsylvania St Higher Ed Fac Auth Ser A (12)                        6.625%   8/15/2009   AAA       325        343,281
             Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences
             Philadelphia (12)                                                     5.25%   11/1/2025   AAA     1,225      1,148,438
             Pennsylvania St Higher Ed Facs Auth Rev UPMC Hlth Sys
             Ser A (9)                                                             5.00%    8/1/2029   AAA       500        435,625
             Puerto Rico Ind Tourist Ed Med & Envirml Ctrl Fac
             Ana G Mendez Univ Sys                                                5.375%    2/1/2029   BBB     1,000        920,000
             State Pub Sch Bldg Auth PA College Rev College Rev (2)          Zero Coupon   7/15/2014   AAA       295        136,069
             State Pub Sch Bldg Auth PA College Rev College Rev (2)          Zero Coupon   7/15/2015   AAA       295        127,588
             State Pub Sch Bldg Auth PA College Rev College Rev (2)          Zero Coupon   7/15/2016   AAA       295        119,105
             State Pub Sch Bldg Auth PA College Rev
             Northhampton Area Cmnty Coll (2)                                      5.75%    3/1/2020   AAA     1,775      1,786,094
             University Puerto Rico Rev Univ Rev Ser O (12)                       5.375%    6/1/2030   AAA       750        723,750
                                                                                                                         ==========
             Total                                                                                                       14,223,263
------------------------------------------------------------------------------------------------------------------------------------
Finance      Delaware Valley PA Regl Fin Auth Loc Govt Rev Ser C (2)               7.75%    7/1/2027   AAA     1,000      1,275,000
4.07%        Puerto Rico Comwlth Infrastructure Fin Auth Ser A                     5.50%   10/1/2040   AAA     2,500      2,456,250
                                                                                                                         ==========
             Total                                                                                                        3,731,250
------------------------------------------------------------------------------------------------------------------------------------
General      Downingtown PA Area Sch Dist (9)                                      4.75%    2/1/2013   Aaa     1,000        942,499
Obligation   Lancaster PA Ser A (6)                                                4.50%    5/1/2028   AAA     1,950      1,584,375
19.35%       North East PA Sch Dist (6)                                            5.20%    9/1/2023   AAA     1,655      1,549,494




30             See Notes to Financial Statements


             Schedule of Investments (continued)
             PENNSYLVANIA SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Philadelphia PA Sch Dist Ser B (2)                                    5.25%    4/1/2017   AAA    $1,000     $  971,250
             Puerto Rico Comwlth (12)                                              5.00%    7/1/2024   AAA     1,000        930,000
             Puerto Rico Comwlth (9)                                               5.00%    7/1/2027   AAA       500        461,250
             Puerto Rico Comwlth Pub Impt                                          4.50%    7/1/2023     A     2,000      1,682,500
             Puerto Rico Comwlth Ser A                                             6.00%    7/1/2014     A     1,000      1,032,500
             Ridley PA Sch Dist (6)                                                5.00%  11/15/2029   AAA     2,000      1,770,000
             Somerset Cnty PA Ser A (6)                                            5.00%   10/1/2027   Aaa     3,500      3,119,375
             Spring-Ford PA Area Sch Dist PA (6)                                   4.75%    3/1/2025   Aaa     1,500      1,291,875
             Tyrone PA Area Sch Dist (12)                                          4.85%   9/15/2014   AAA     1,650      1,548,938
             West Mifflin PA Area Sch Dist (6)                                    4.875%   2/15/2023   AAA     1,000        885,000
                                                                                                                         ==========
             Total                                                                                                       17,769,056
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Chester Cnty PA Hlth & Ed Fac Auth Hlth Sys
9.92%        Rev RIBs+ (2)                                                         7.22%   5/15/2020   AAA     2,600      2,577,249
             Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (1)             5.30%   12/1/2027     A     1,000        865,000
             Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (1)            5.375%   12/1/2018     A     1,000        905,000
             Pottsville PA Hosp Auth Hosp Rev Hosp & Warne Clinic (1)             5.625%    7/1/2024     A       500        458,750
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
             Rev Hosp Mutuo Oblig Grp Ser A (12)                                   6.25%    7/1/2024   AAA       850        886,125
             Sayre PA Hlth Care Fac Auth Rev Tioga Nursing Fac Ser A (2)           7.25%   10/1/2018   AAA     1,500      1,518,000
             Scranton-Lackawanna PA Hlth & Welfare Auth Rev Hosp
             Moses Taylor Hosp Proj                                                6.20%    7/1/2017   BB-     1,055        929,719
             York Cnty PA Hosp Auth Rev York Hosp (2)                              5.25%    7/1/2017   AAA     1,000        960,000
                                                                                                                         ==========
             Total                                                                                                        9,099,843
------------------------------------------------------------------------------------------------------------------------------------
Housing      Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 41-B AMT#                   6.65%    4/1/2025   AA+       990      1,022,175
3.73%        Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 42 AMT#                     6.85%    4/1/2025   AA+     1,980      2,059,200
             Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 59-A AMT#                   5.80%   10/1/2029   AA+       350        342,125
                                                                                                                         ==========
             Total                                                                                                        3,423,500
------------------------------------------------------------------------------------------------------------------------------------
Industrial   Bradford Cnty PA Ind Dev Auth Intl Paper Co Proj
1.39%        Ser A AMT#                                                            6.60%    3/1/2019   BB+     1,250      1,273,438
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Allegheny Cnty PA Redev Auth Tax Increment Rev
aneous       Warerfront Proj Ser A                                                 6.30%  12/15/2018   A-*     1,000      1,010,000
8.37%        Philadelphia PA Auth Ind Dev Rev Ed Cmnty Foreign
             Med Grads (12)                                                        5.00%    6/1/2015   AAA       400        374,500
             Philadelphia PA Auth Ind Dev Rev Natl Board
             Med Examiners (12)                                                    4.60%    5/1/2012   AAA     1,000        943,750
             Philadelphia PA Pkg Auth Rev Ser A (2)                                5.25%   2/15/2029   AAA       180        166,950
             Pittsburgh & Allegheny Cnty PA Hotel Room (2)                         5.00%    2/1/2024   AAA     2,540      2,308,225
             Pittsburgh & Allegheny Cnty PA Pub Auditorium
             Hotel Room (2)                                                       5.125%    2/1/2035   AAA     2,000      1,800,000
             Washington Cnty PA Auth Rev Cap Fdg Rev Proj &
             Equip Prog (2)                                                        6.15%   12/1/2029   AAA     1,000      1,075,000
                                                                                                                         ==========
             Total                                                                                                        7,678,425
------------------------------------------------------------------------------------------------------------------------------------
Pollution    Allegheny Cnty PA Ind Dev Auth Rev Envirml Impt USX Proj              6.10%   7/15/2020   aa1     1,000        963,750
2.77%        York Cnty PA Ind Dev Auth Poll Ctrl Rev Pub Svc
             Elec & Gas Ser A (12)                                                 6.45%   10/1/2019   AAA     1,475      1,574,563
                                                                                                                         ==========
             Total                                                                                                        2,538,313
------------------------------------------------------------------------------------------------------------------------------------
Power        Pennsylvania Econ Dev Recov Rev Northhampton
4.26%        Gen Ser A AMT#                                                        6.60%    1/1/2019   BB-     1,500      1,464,375
             Philadelphia PA Gas Wks Rev First Ser B (9)                           5.00%    7/1/2028   AAA       500        444,375
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     1,000        953,750
             Puerto Rico Elec Pwr Auth Pwr Rev Ser X                               6.00%    7/1/2015    A-     1,000      1,042,500
                                                                                                                         ==========
             Total                                                                                                        3,905,000
------------------------------------------------------------------------------------------------------------------------------------


               See Notes to Financial Statements                              31


             Schedule of Investments (continued)
             PENNSYLVANIA SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Prere-       Bethlehem PA Area Sch Dist PA (12)                                    6.00%    3/1/2016   AAA    $1,000    $ 1,062,500
funded       Pennsylvania Conv Ctr Auth Rev Ser A (6)                              6.70%    9/1/2016   AAA       855        970,425
16.51%       Pennsylvania Intergovt Coop Spl Tax Rev Funding Prog (6)              6.75%   6/15/2021   AAA     2,000      2,177,499
             Philadelphia PA Gas Wks Rev Twelfth Ser B (12)                        7.00%   5/15/2020   AAA     2,220      2,580,749
             Puerto Rico Comwlth                                                   6.45%    7/1/2017   AAA     1,900      2,066,250
             Puerto Rico Comwlth (12)                                              6.45%    7/1/2017   AAA       700        761,250
             Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)+                          7.378%    7/1/2023   AAA     3,000      3,240,000
             Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs (9)+                    8.094%    7/1/2018   AAA     1,500      1,738,125
             Puerto Rico Elec Pwr Auth Pwr Rev Ser X                              6.125%    7/1/2021   Aaa       500        547,500
                                                                                                                         ==========
             Total                                                                                                       15,144,298
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Allegheny Cnty PA Arpt Rev (12)                                       5.00%    1/1/2017   AAA     2,000      1,890,000
tation       Allegheny Cnty PA Port Auth Spl Rev Transn (12)                      6.125%    3/1/2029   AAA       500        516,874
12.57%       Delaware River Port Auth PA & NJ (9)                                  6.00%    1/1/2019   AAA     1,000      1,041,250
             Pennsylvania St Tpk Comm Tpk Rev Ser N (12)                           5.50%   12/1/2017   AAA       245        244,694
             Philadelphia PA Auth For Indl Dev Arpt Rev Philadelphia
             Arpt Sys Proj Ser A AMT# (6)                                          5.00%    7/1/2015   AAA       815        768,138
             Puerto Rico Comwlth Hwy                                              6.625%    7/1/2012     A     2,615      2,739,213
             Puerto Rico Port Auth Rev Ser D AMT# (6)                              7.00%    7/1/2014   AAA     1,000      1,037,510
             Southeastern PA Transn Auth (6)                                       4.75%    3/1/2029   AAA     1,575      1,336,781
             Southeastern PA Transn Auth Spl Rev Ser B (6)                         5.25%    3/1/2016   AAA     2,000      1,957,500
                                                                                                                         ==========
             Total                                                                                                       11,531,960
------------------------------------------------------------------------------------------------------------------------------------
Water/       Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor
Sewer        Swr Sys (2)                                                           5.50%    6/1/2017   Aaa       565        563,588
0.61%        Total Municipal Bonds 99.05% (Cost $89,416,510)                                                            $90,881,934
====================================================================================================================================


             Schedule of Investments
             MICHIGAN SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Eastern MI Univ Rev (6)                                               5.50%    6/1/2027   AAA    $  500     $  486,250
6.95%        Grand Valley MI St Univ Rev (6)                                       5.50%    2/1/2018   AAA     1,150      1,162,938
             Saginaw Valley St Univ MI Rev (2)                                     5.25%    7/1/2019   AAA     1,000        963,750
             Wayne Cnty MI Cmnty College Cmnty College Impt (2)                    5.50%    7/1/2019   AAA       565        562,881
                                                                                                                         ==========
             Total                                                                                                        3,175,819
------------------------------------------------------------------------------------------------------------------------------------
Finance      Puerto Rico Comwlth Infrastructure Fin Auth Ser A                     5.50%   10/1/2040   AAA       500        491,250
1.08%
------------------------------------------------------------------------------------------------------------------------------------
General      Anchor Bay MI Sch Dist Sch Bldg & Site Ser I (6)                      6.00%    5/1/2023   AAA     1,600      1,652,000
Obligation   Belding MI Area Schs (2)                                              5.00%    5/1/2026   AAA       400        363,497
41.19%       Detroit MI City Sch Dist Ser B (6)                                    4.75%    5/1/2028   AAA     2,200      1,867,250
             Greenville MI Pub Sch (9)                                             6.00%    5/1/2025   AAA     1,000      1,031,250
             Hartland MI Cons Sch Dist (6)                                         6.00%    5/1/2021   AAA     1,950      2,025,563
             Howell MI Pub Sch (12)                                                6.00%    5/1/2025   AAA     1,770      1,814,250
             Kaleva Norman Etc MI Sch Dist Bldg & Site (6)                         6.00%    5/1/2025   Aaa       600        618,750
             Lake Orion MI Cmnty Sch Dist Ser A (9)                                6.00%    5/1/2017   AAA     1,335      1,405,088
             Memphis MI Cmnty Schs (6)                                             5.25%    5/1/2029   Aaa       150        140,813
             Potterville MI Pub Sch (9)                                            6.00%    5/1/2029   AAA     1,000      1,030,000
             Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*       925        982,813



32             See Notes to Financial Statements



             Schedule of Investments (continued)
             MICHIGAN SERIES September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
             Richmond MI Cmnty Sch Dist (6)                                        4.75%    5/1/2022   AAA    $  475     $  414,438
             Saline MI Area Schs (6)                                               5.50%    5/1/2015   AAA       750        757,500
             South Lyon MI Cmnty Sch (9)                                           5.50%    5/1/2023   AAA     1,000        988,750
             Southgate MI Cmnty Sch Dist (6)                                       5.00%    5/1/2025   AAA     1,200      1,093,500
             Van Buren Cnty MI (2)                                                 5.00%    5/1/2017   AAA       600        566,250
             Van Buren Cnty MI (2)                                                 5.00%    5/1/2018   AAA       450        421,875
             Wayne Cnty MI Bldg Auth Cap Impt Ser A (12)                           5.25%    6/1/2016   AAA       500        490,000
             Zeeland MI Pub Schs (6)                                               5.25%    5/1/2022   AAA     1,200      1,141,500
                                                                                                                         ==========
             Total                                                                                                       18,805,087
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Kalamazoo MI Hosp Fin Auth Fac Rev Fac Rev RIBs+ (6)                 5.858%    6/1/2011   AAA     4,000      4,045,000
12.20%       Puerto Rico Ind Tourist Ed Ryder Mem Hosp Proj Ser A                  6.70%    5/1/2024   BB-     1,575      1,525,781
                                                                                                                         ==========
             Total                                                                                                        5,570,781
------------------------------------------------------------------------------------------------------------------------------------
Housing      Michigan St Hsg Dev Auth Ser B                                        6.95%   12/1/2020   AA+       380        392,350
3.92%        Michigan St Hsg Dev Auth Ser D                                        5.95%   12/1/2016   AA+       500        514,375
             Michigan St Hsg Dev Auth Ser E AMT#                                   6.20%   12/1/2027   AA+       875        884,844
                                                                                                                         ==========
             Total                                                                                                        1,791,569
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Michigan Muni Bd Auth Rev St Revolving Fd                            5.125%   10/1/2020   AAA       750        698,437
aneous       Michigan Muni Bd Auth Rev INSD B (2)                                  6.75%   11/1/2014   AAA       295        318,969
5.40%        Michigan St Ctfs Partn (2)                                      Zero Coupon    6/1/2022   AAA     2,000        565,000
             Michigan St Hse Representative Ctfs Partn (2)                   Zero Coupon   8/15/2024   AAA     3,565        882,338
                                                                                                                         ==========
             Total                                                                                                        2,464,744
------------------------------------------------------------------------------------------------------------------------------------
Power        Grand Haven MI Elec Rev (12)                                          5.25%    7/1/2016   AAA       450        444,374
9.07%        Michigan St Strategic Fd Disp Rev Genesee
             Pwr Station AMT#                                                      7.50%    1/1/2021   BB*       500        513,750
             Michigan St Strategic Fd Ltd Oblig (2)                                7.00%    5/1/2021   AAA       500        587,500
             Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed Ser BB (12)         7.00%   7/15/2008   AAA       350        398,563
             Puerto Rico Elec Pwr Auth Pwr Rev Ser EE                              4.75%    7/1/2024    A-     1,395      1,220,625
             Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     1,025        977,594
                                                                                                                         ==========
             Total                                                                                                        4,142,406
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Alpena MI Pub Schs (12)                                              5.625%    5/1/2022   AAA       200        210,250
funded       Alpena MI Pub Schs (12)                                              5.625%    5/1/2022   AAA       300        315,375
11.03%       Huron Valley MI Sch Dist (6)                                          5.75%    5/1/2022   AAA       250        264,687
             Lake Orion MI Cmnty Sch Dist (2)                                      7.00%    5/1/2020   AAA     1,050      1,161,563
             Lakeview MI Cmnty Sch (6)                                             5.60%    5/1/2022   AAA       210        220,500
             Michigan Muni Bd Auth Rev INSD Ser G (2)                              6.75%   11/1/2014   AAA     1,205      1,322,488
             Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs (9)+                    8.094%    7/1/2018   AAA       500        579,375
             Puerto Rico Tel Auth Rev RIBs (12)+                                   6.82%   1/16/2015   AAA       900        963,000
                                                                                                                         ==========
             Total                                                                                                        5,037,238
------------------------------------------------------------------------------------------------------------------------------------
Transpor-    Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.00%    7/1/2031     A     1,000      1,043,750
tation       Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B                6.50%    7/1/2027     A     1,000      1,092,500
6.28%        Wayne Charter Cnty MI Arpt Rev AMT Amt-Detroit Met
             Wayne Cnty Ser A AMT# (12)                                           5.375%   12/1/2016   AAA       750        733,125
                                                                                                                         ==========
             Total                                                                                                        2,869,375
------------------------------------------------------------------------------------------------------------------------------------
Water/       Detroit MI Sewer Disp Rev Ser A (12)                                  5.00%    7/1/2022   AAA       500        457,500
Sewer        Muskegon Heights MI Wtr Sys Ser A (12)                               5.625%   11/1/2020   Aaa       300        300,750
1.66%
                                                                                                                         ==========
             Total                                                                                                          758,250
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 98.78% (Cost $43,588,328)                                                            $45,106,519
====================================================================================================================================



               See Notes to Financial Statements                           33


             Schedule of Investments
             GEORGIA SERIES  September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Education    Fulton Cnty GA Dev Auth Rev Morehouse College Proj (2)               5.875%   12/1/2030   AAA    $  500     $  508,125
10.62%       Private Colleges & Univ Auth GA Mercer Hsg Corp
             Proj Ser A (1)                                                       5.375%    6/1/2031     A     1,000        910,000
             Private Colleges & Univ Auth GA Mercer Univ Proj Ser A                5.25%   10/1/2025    A3     1,300      1,165,125
             Richmond County GA Pub Facs Cnty Bd Ed Proj (2)                       6.00%   11/1/2024   Aaa       500        523,125
                                                                                                                         ==========
             Total                                                                                                        3,106,375
------------------------------------------------------------------------------------------------------------------------------------
General      Atlanta GA                                                            5.60%   12/1/2015    AA        95         96,544
Obligation   DeKalb Cnty GA                                                        6.00%    1/1/2020   Aa1       250        256,563
7.91%        Puerto Rico Comwlth (9)                                               5.50%    7/1/2017   AAA       500        508,750
             Puerto Rico Comwlth RIBs+                                            6.521%    7/1/2029    A*     1,125      1,195,311
             Puerto Rico Comwlth RIBs+ (9)                                        7.329%    7/1/2020   AAA       250        255,938
                                                                                                                         ==========
             Total                                                                                                        2,313,106
------------------------------------------------------------------------------------------------------------------------------------
Healthcare   Cobb Cnty GA Hosp Auth Rev Antic Ctfs Ser A (2)                       4.75%    4/1/2026   AAA     2,050      1,737,375
8.85%        Glynn-Brunswick GA Mem Hosp Auth Rev Southeast
             GA Hlth (12)                                                          6.00%    8/1/2016   AAA       400        413,500
             Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
             Fac Hosp De La Concepcion                                             6.50%  11/15/2020   Aa2       410        438,188
                                                                                                                         ==========
             Total                                                                                                        2,589,063
------------------------------------------------------------------------------------------------------------------------------------
Housing      DeKalb Cnty GA Hsg Auth Multi Fam Rev Lakes At
5.96%        Indian Creek AMT# (9)                                                 7.15%    1/1/2025   AAA       500        540,000
             Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub A-2
             AMT# (7)                                                              6.45%   12/1/2027   AAA       210        215,250
             Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub
             Ser A-2 AMT# (7)                                                      6.40%   12/1/2015   AAA       950        986,813
                                                                                                                         ==========
             Total                                                                                                        1,742,063
------------------------------------------------------------------------------------------------------------------------------------
Industrial   Albany Dougherty GA Payroll Dev Auth Procter &
4.70%        Gamble AMT#                                                           5.20%   5/15/2028   Aa2       500        451,250
             Effingham Cnty GA Dev Auth Fort James Proj AMT#                      5.625%    7/1/2018   aa2     1,000        923,750
                                                                                                                         ==========
             Total                                                                                                        1,375,000
------------------------------------------------------------------------------------------------------------------------------------
Miscell-     Association Cnty GA Leasing Proj Rockdale Cnty GA
aneous       Pub Purp Proj (2)                                                    5.625%    7/1/2020   AAA        25         25,000
8.78%        Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (12)               5.625%   10/1/2026   AAA     1,000      1,001,250
             Fayette Cnty GA Pub Facs Auth Rev Criminal Justice
             Center Proj                                                           6.00%    6/1/2030   Aa2     1,000      1,031,250
             George L Smith II GA World Congress Ctr Auth Rev
             Domed Stadium Proj AMT# (12)                                          5.75%    7/1/2015   AAA       500        510,625
                                                                                                                         ==========
             Total                                                                                                        2,568,125
------------------------------------------------------------------------------------------------------------------------------------
Power        Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                          5.25%    7/1/2029   AAA     3,000      2,861,250
9.78%
------------------------------------------------------------------------------------------------------------------------------------
Prere-       Albany GA Sew Sys Rev (12)                                           6.625%    7/1/2017   AAA       100        105,500
funded       Atlanta GA                                                           6.125%   12/1/2023    AA     2,000      2,142,498
20.40%       Chatham Cnty GA Sch Dist (12)                                         6.75%    8/1/2020   AAA     1,035      1,113,919
             Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs
             Ser 86-A (12)                                                   Zero Coupon    8/1/2015   AAA       395        160,469
             Metropolitan Atlanta GA Rapid Transn Auth Sales Tax
             Rev Ser O                                                             6.55%    7/1/2020   AAA     1,000      1,035,400
             Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs (9)+                    8.094%    7/1/2018   AAA     1,000      1,158,750
             Savannah GA Economic Dev Auth Rev Sub Ser C                     Zero Coupon   12/1/2021   AAA     1,000        246,250
                                                                                                                         ==========
             Total                                                                                                        5,962,786
------------------------------------------------------------------------------------------------------------------------------------
Solid        Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT#                           6.40%    1/1/2015   AAA       100        105,750
Waste
0.36%
------------------------------------------------------------------------------------------------------------------------------------

34   See Notes to Financial Statements


             Schedule of Investments (continued)
             GEORGIA SERIES  September 30, 2000


                                                                                                     Rating:    Principal
                                                                                           Maturity  S&P or      Amount
             Investments                                                         Coupon    Date      Moody's(a)  (000)       Value
====================================================================================================================================
Transpor-    Atlanta GA Arpt Facs Rev AMT# (12)                              Zero Coupon    1/1/2010   AAA    $1,500     $  881,250
tation       Puerto Rico Comwlth Hwy & Transn Auth Transn
8.00%        Rev Ser A (12)                                                        4.75%    7/1/2038   AAA     1,075        925,844
             Puerto Rico Comwlth Hwy & Transn Auth Transn
             Rev Transn Rev Ser PMD-9 RIBs+ (9)                                    7.60%    7/1/2026   AAA       500        532,500
                                                                                                                         ==========
             Total                                                                                                        2,339,594
------------------------------------------------------------------------------------------------------------------------------------
Water/       Atlanta GA Wtr & Waste Wtr Rev Ser A (6)                              5.00%   11/1/2029   AAA     1,000        885,000
Sewer        Augusta GA Wtr & Swr Rev (9)                                          5.25%   10/1/2030   AAA       500        470,624
14.01%       De Kalb Cnty GA Wtr & Swr                                             5.00%   10/1/2028   Aa2       355        319,944
             Douglasville Douglas Cnty GA Wtr & Swr Auth
             Wtr & Swr Rev (6)                                                     4.50%    6/1/2023   AAA     1,970      1,625,250
             Forsyth Cnty GA Wtr & Sew Auth Rev                                    6.25%    4/1/2021   Aa2       750        795,938
                                                                                                                         ==========
             Total                                                                                                        4,096,756
------------------------------------------------------------------------------------------------------------------------------------
             Total Municipal Bonds 99.37% (Cost $28,732,239)                                                            $29,059,868
====================================================================================================================================


                    ETM Escrow to Maturity
               (a)  Unaudited.
               #    Income from the security may be subject to Alternative
                    Minimum Tax (AMT).
               *    This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable
                    quality to the rating shown.
               **   Rated by Fitch.
               +    RIB-Residual interest bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2000.

                    Insured or guaranteed by the indicated municipal bond insurance corporation or Federal Agency:

                    (1)  American Capital Assets
                    (2)  American Municipal Bond Assurance Corporation
                    (3)  Asset Guaranty
                    (4)  Bond Investors Guaranty
                    (5)  College Construction Loan Insurance Association
                    (6)  Financial Guaranty Insurance Company
                    (7)  Federal Housing Administration
                    (8)  Federal National Mortgage Association
                    (9)  Financial Security Assurance, Inc.
                    (10) Government National Mortgage Association
                    (11) Government National Mortgage Association/Federal
                         National Mortgage Association
                    (12) Municipal Bond Investors Assurance

See Notes to Financial Statements                                            35

 Statements of Assets and Liabilities
 September 30, 2000

 ASSETS:                                                                               National         New York            Texas
      Investment in securities, at cost                                           $ 537,924,355    $ 225,039,376    $  70,337,891
------------------------------------------------------------------------------------------------------------------------------------
      Investment in securities, at value                                          $ 540,804,486    $ 230,714,047    $  72,112,408
      Cash                                                                                    -        3,103,792          864,290
      Receivables:
            Interest                                                                  8,480,297        3,518,944        1,510,356
            Investment securities sold                                                6,825,768        4,254,436        1,067,746
            Capital shares sold                                                         267,668          152,982           11,539
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  556,378,219      241,744,201       75,566,339
------------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
      Payables:
            Investment securities purchased                                           7,801,170        6,710,798          547,600
            Payable to bank                                                           5,236,397                -                -
            Income distribution                                                       1,903,880          847,593          271,157
            Capital shares reacquired                                                   688,813           91,331          205,878
            Management fees                                                             228,517           98,295           31,610
            Directors'/Trustees' fees                                                   288,584          143,886           31,271
            12b-1 distribution fees                                                     280,551          130,573           37,909
      Accrued expenses and other liabilities                                            169,552           81,608           35,865
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                              16,597,464        8,104,084        1,161,290
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:                                                                      $ 539,780,755    $ 233,640,117    $  74,405,049
====================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                    563,971,850      246,704,930       77,944,032
 Accumulated undistributed (distributions in excess of) net investment income          (982,784)        (631,554)        (140,102)
 Accumulated net realized loss from investments                                     (26,088,442)     (18,107,930)      (5,173,398)
 Net unrealized gain (loss) on investments                                            2,880,131        5,674,671        1,774,517
------------------------------------------------------------------------------------------------------------------------------------
 Net assets                                                                       $ 539,780,755    $ 233,640,117    $  74,405,049
====================================================================================================================================

 OFFERING PRICE:
 Net assets by class:
 Class A Shares                                                                   $ 487,188,007    $ 228,361,787    $  74,405,049
 Class B Shares                                                                   $  17,594,292                -                -
 Class C Shares                                                                   $  34,998,456    $   5,278,330                -

 Outstanding shares by class:
 Class A Shares                                                                      45,293,315       21,688,889        7,892,749
 Class B Shares                                                                       1,631,342                -                -
 Class C Shares                                                                       3,248,814          500,914                -

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                   $       10.76    $       10.53    $        9.43
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge 3.25%)                                        $       11.12    $       10.88    $        9.75
 Class B Shares-Net asset value                                                   $       10.79                -                -
 Class C Shares-Net asset value                                                   $       10.77    $       10.54                -
====================================================================================================================================



 ASSETS:                                                                             New Jersey      Connecticut         Missouri
      Investment in securities, at cost                                           $ 147,855,497    $  96,205,990    $ 118,214,418
------------------------------------------------------------------------------------------------------------------------------------
      Investment in securities, at value                                          $ 150,811,452    $  95,991,931    $ 118,700,269
      Cash                                                                            5,784,778        1,071,129          234,718
      Receivables:
            Interest                                                                  1,962,398        1,489,149        1,540,049
            Investment securities sold                                                2,424,542                -                -
            Capital shares sold                                                          80,867           73,838          206,333
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  161,064,037       98,626,047      120,681,369
------------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
      Payables:
            Investment securities purchased                                           9,180,394        1,226,147                -
            Payable to bank                                                                   -                -                -
            Income distribution                                                         558,200          338,089          422,993
            Capital shares reacquired                                                    32,491            4,499           15,346
            Management fees                                                              63,623           40,819           50,371
            Directors'/Trustees' fees                                                    42,283           25,073           28,313
            12b-1 distribution fees                                                      72,411           49,702           60,093
      Accrued expenses and other liabilities                                             66,703           40,362           46,071
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                              10,016,105        1,724,691          623,187
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:                                                                      $ 151,047,932    $  96,901,356    $ 120,058,182
====================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                    155,470,194      101,261,661      123,284,988
 Accumulated undistributed (distributions in excess of) net investment income          (592,264)        (144,813)        (447,007)
 Accumulated net realized loss from investments                                      (6,785,953)      (4,001,433)      (3,265,650)
 Net unrealized gain (loss) on investments                                            2,955,955         (214,059)         485,851
------------------------------------------------------------------------------------------------------------------------------------
 Net assets                                                                       $ 151,047,932    $  96,901,356    $ 120,058,182
====================================================================================================================================

 OFFERING PRICE:
 Net assets by class:
 Class A Shares                                                                   $ 151,047,932    $  96,901,356    $ 120,058,182
 Class B Shares                                                                               -                -                -
 Class C Shares                                                                               -                -                -

 Outstanding shares by class:
 Class A Shares                                                                      30,476,197        9,901,162       24,216,219
 Class B Shares                                                                               -                -                -
 Class C Shares                                                                               -                -                -

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                   $        4.96    $        9.79    $        4.96
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge 3.25%)                                        $        5.13    $       10.12    $        5.13
 Class B Shares-Net asset value                                                               -                -                -
 Class C Shares-Net asset value                                                               -                -                -
====================================================================================================================================



 ASSETS:                                                                                 Hawaii       Washington        Minnesota
      Investment in securities, at cost                                           $  68,333,754    $  43,320,663    $  20,025,240
------------------------------------------------------------------------------------------------------------------------------------
      Investment in securities, at value                                          $  69,101,758    $  44,159,353    $  19,910,064
      Cash                                                                              421,762                -          100,647
      Receivables:
            Interest                                                                  1,004,385          585,769          257,287
            Investment securities sold                                                        -          484,909                -
            Capital shares sold                                                           3,944           14,598        1,011,094
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   70,531,849       45,244,629       21,279,092
------------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
      Payables:
            Investment securities purchased                                                   -          489,695          309,067
            Payable to bank                                                                   -            7,045                -
            Income distribution                                                         242,128          159,849           76,046
            Capital shares reacquired                                                         -           14,494            8,050
            Management fees                                                              29,518           18,881                -
            Directors'/Trustees' fees                                                    18,465           15,923            1,418
            12b-1 distribution fees                                                      17,978                -                -
      Accrued expenses and other liabilities                                             33,609           26,983           20,222
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                 341,698          732,870          414,803
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:                                                                      $  70,190,151    $  44,511,759    $  20,864,289
====================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                     72,638,131       45,897,473       21,888,767
 Accumulated undistributed (distributions in excess of) net investment income           108,212          473,144          (66,118)
 Accumulated net realized loss from investments                                      (3,324,196)      (2,697,548)        (843,184)
 Net unrealized gain (loss) on investments                                              768,004          838,690         (115,176)
------------------------------------------------------------------------------------------------------------------------------------
 Net assets                                                                       $  70,190,151    $  44,511,759    $  20,864,289
====================================================================================================================================

 OFFERING PRICE:
 Net assets by class:
 Class A Shares                                                                   $  70,190,151    $  44,511,759    $  20,864,289
 Class B Shares                                                                               -                -                -
 Class C Shares                                                                               -                -                -

 Outstanding shares by class:
 Class A Shares                                                                      14,537,913        9,104,533        4,381,416
 Class B Shares                                                                               -                -                -
 Class C Shares                                                                               -                -                -

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                   $        4.83    $        4.89    $        4.76
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge 3.25%)                                        $        4.99    $        5.05    $        4.92
 Class B Shares-Net asset value                                                               -                -                -
 Class C Shares-Net asset value                                                               -                -                -
====================================================================================================================================


 ASSETS:                                                                             California          Florida     Pennsylvania
      Investment in securities, at cost                                           $ 189,758,920    $  96,280,082    $  89,416,510
------------------------------------------------------------------------------------------------------------------------------------
      Investment in securities, at value                                          $ 194,139,887    $  98,001,308    $  90,881,934
      Cash                                                                                    -        2,538,394        2,598,032
      Receivables:
            Interest                                                                  3,692,693        1,673,184        1,321,421
            Investment securities sold                                                5,448,857           49,849                -
            Capital shares sold                                                          13,309              207           59,077
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  203,294,746      102,262,942       94,860,464
------------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
      Payables:
            Investment securities purchased                                           3,662,323        1,991,106        2,452,294
            Payable to bank                                                           1,684,806                -                -
            Income distribution                                                         679,246          340,645          327,191
            Capital shares reacquired                                                   134,698          198,406          200,288
            Management fees                                                              83,390           41,706           38,656
            Directors'/Trustees' fees                                                   172,822           38,231           19,593
            12b-1 distribution fees                                                     115,115           57,803           21,603
      Accrued expenses and other liabilities                                             74,905           71,601           51,225
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                               6,607,305        2,739,498        3,110,850
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:                                                                      $ 196,687,441    $  99,523,444    $  91,749,614
====================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                    214,514,301      110,498,636       93,769,592
 Accumulated undistributed (distributions in excess of) net investment income           148,361           18,382         (343,442)
 Accumulated net realized loss from investments                                     (22,356,188)     (12,714,800)      (3,141,960)
 Net unrealized gain (loss) on investments                                            4,380,967        1,721,226        1,465,424
------------------------------------------------------------------------------------------------------------------------------------
 Net assets                                                                       $ 196,687,441    $  99,523,444    $  91,749,614
====================================================================================================================================

 OFFERING PRICE:
 Net assets by class:
 Class A Shares                                                                   $ 186,041,033    $  94,817,150    $  91,749,614
 Class B Shares                                                                               -                -                -
 Class C Shares                                                                   $  10,646,408    $   4,706,294                -

 Outstanding shares by class:
 Class A Shares                                                                      18,076,903       20,730,463       18,715,453
 Class B Shares                                                                               -                -                -
 Class C Shares                                                                       1,033,807        1,027,252                -

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                   $       10.29    $        4.57    $        4.90
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge 3.25%)                                        $       10.64    $        4.72    $        5.06
 Class B Shares-Net asset value                                                               -                -                -
 Class C Shares-Net asset value                                                   $       10.30    $        4.58                -
====================================================================================================================================



 ASSETS:                                                                               Michigan          Georgia
      Investment in securities, at cost                                           $  43,588,328    $  28,732,239
----------------------------------------------------------------------------------------------------------------
      Investment in securities, at value                                          $  45,106,519    $  29,059,868
      Cash                                                                              473,127                -
      Receivables:
            Interest                                                                    801,688          515,430
            Investment securities sold                                                        -          966,247
            Capital shares sold                                                           9,705           97,661
----------------------------------------------------------------------------------------------------------------
      Total assets                                                                   46,391,039       30,639,206
----------------------------------------------------------------------------------------------------------------

 LIABILITIES:
      Payables:
            Investment securities purchased                                             489,695                -
            Payable to bank                                                                   -        1,234,716
            Income distribution                                                         163,910          105,492
            Capital shares reacquired                                                     6,191           30,719
            Management fees                                                              19,234                -
            Directors'/Trustees' fees                                                     9,590            1,944
            12b-1 distribution fees                                                           -                -
      Accrued expenses and other liabilities                                             36,621           21,598
----------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                 725,241        1,394,469
----------------------------------------------------------------------------------------------------------------
 NET ASSETS:                                                                      $  45,665,798    $  29,244,737
================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                     47,535,732       30,023,928
 Accumulated undistributed (distributions in excess of) net investment income          (106,780)         (97,434)
 Accumulated net realized loss from investments                                      (3,281,345)      (1,009,386)
 Net unrealized gain (loss) on investments                                            1,518,191          327,629
----------------------------------------------------------------------------------------------------------------
 Net assets                                                                       $  45,665,798    $  29,244,737
================================================================================================================

 OFFERING PRICE:
 Net assets by class:
 Class A Shares                                                                   $  45,665,798    $  29,244,737
 Class B Shares                                                                               -                -
 Class C Shares                                                                               -                -

 Outstanding shares by class:
 Class A Shares                                                                       9,385,793        5,772,847
 Class B Shares                                                                               -                -
 Class C Shares                                                                               -                -

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                   $        4.87    $        5.07
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge 3.25%)                                        $        5.03    $        5.24
 Class B Shares-Net asset value                                                               -                -
 Class C Shares-Net asset value                                                               -                -
================================================================================================================



36   See Notes to Financial Statements                                      37

Statements of Operations


                                                                                             For the Year Ended September 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                          National        New York           Texas      New Jersey     Connecticut
 Investment Income
 Interest                                             $ 32,474,759    $ 14,859,989    $  5,026,947    $  9,211,763    $  6,252,773

 Expenses:
 Management fee                                          2,785,204       1,183,488         388,928         767,391         510,109
 12b-1 distribution plan-Class A                         1,768,104         772,333         278,995         543,870         403,025
 12b-1 distribution plan-Class B                           163,023               -               -               -               -
 12b-1 distribution plan-Class C                           357,091          54,032               -               -               -
 Shareholder servicing                                     362,949         166,351          49,743          99,996          49,784
 Administration fee                                         59,352          21,459           6,512          15,681          13,599
 Reports to shareholders                                    89,561          41,027          11,323          26,560          13,924
 Professional                                               82,795          43,506          20,453          24,438          28,345
 Registration                                               72,150           7,333          14,798           3,517           5,204
 Directors'/Trustees'                                       33,628          14,409           1,570           6,525           4,301
 Other                                                      51,816          34,745          10,393           8,434          18,004
-----------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                          5,825,673       2,338,683         782,715       1,496,412       1,046,295
      Expense reductions                                   (22,892)         (9,284)        (10,537)         (5,612)         (4,567)
      Management fees waived                                     -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                            5,802,781       2,329,399         772,178       1,490,800       1,041,728
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                  26,671,978      12,530,590       4,254,769       7,720,963       5,211,045
-----------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investments:
 Net realized loss from
 investment transactions                               (18,326,323)     (7,442,240)     (2,970,246)     (5,180,332)     (2,514,844)
 Net change in unrealized
 appreciation/depreciation
 on investments                                         17,066,506       7,539,086       1,692,294       4,980,683       1,375,680
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments                             (1,259,817)         96,846      (1,277,952)       (199,649)     (1,139,164)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 in Net Assets Resulting
 From Operations                                      $ 25,412,161    $ 12,627,436    $  2,976,817    $  7,521,314    $  4,071,881
-----------------------------------------------------------------------------------------------------------------------------------



                                                             For the Year Ended September 30, 2000              September 30, 2000
---------------------------------------------------------------------------------------------------  ------------------------------
                                                          Missouri          Hawaii      Washington       Minnesota      California
 Investment Income
 Interest                                             $  7,182,139    $  4,103,844    $  2,953,787    $  1,013,541    $ 12,525,638

 Expenses:
 Management fee                                            598,538         340,900         235,023          96,669         997,093
 12b-1 distribution plan-Class A                           439,006         240,976               -               -         663,968
 12b-1 distribution plan-Class B                                 -               -               -               -               -
 12b-1 distribution plan-Class C                                 -               -               -               -         107,276
 Shareholder servicing                                      92,209          39,535          39,358          13,190         108,169
 Administration fee                                         15,337          10,089           6,827           4,178          12,518
 Reports to shareholders                                    21,292          11,455           9,723           3,382          28,520
 Professional                                               27,127          17,087          14,729          16,246          34,847
 Registration                                                5,609           2,904           6,204           3,917           3,609
 Directors'/Trustees'                                        5,515           2,734           2,085             498           9,622
 Other                                                      21,204          10,252          20,591           4,514               -
---------------------------------------------------------------------------------------------------  ------------------------------
 Gross expenses                                          1,225,837         675,932         334,540         142,594       1,965,622
      Expense reductions                                    (2,788)         (2,743)         (1,670)            (24)         (9,764)
      Management fees waived                                     -               -               -         (96,669)              -
---------------------------------------------------------------------------------------------------  ------------------------------
 Net expenses                                            1,223,049         673,189         332,870          45,901       1,955,858
---------------------------------------------------------------------------------------------------  ------------------------------
 Net investment income                                   5,959,090       3,430,655       2,620,917         967,640      10,569,780
---------------------------------------------------------------------------------------------------  ------------------------------

 Realized and unrealized gain (loss) on investments:
 Net realized loss from
 investment transactions                                (1,635,808)     (1,194,257)     (2,226,587)       (843,184)     (3,562,708)
 Net change in unrealized
 appreciation/depreciation
 on investments                                            964,573       1,004,913       1,731,685         886,133       5,366,845
---------------------------------------------------------------------------------------------------  ------------------------------
 Net realized and unrealized
 gain (loss) on investments                               (671,235)       (189,344)       (494,902)         42,949       1,804,137
---------------------------------------------------------------------------------------------------  ------------------------------
 Net Increase (Decrease)
 in Net Assets Resulting
 From Operations                                      $  5,287,855    $  3,241,311    $  2,126,015    $  1,010,589    $ 12,373,917)
---------------------------------------------------------------------------------------------------  ------------------------------



                                                           For the Period November 1, 1999 to September 30, 2000*
--------------------------------------------------------------------------------------------------------------------
                                                           Florida    Pennsylvania        Michigan         Georgia
 Investment Income
 Interest                                             $  5,976,807    $  4,917,005    $  2,330,943    $  1,245,376

 Expenses:
 Management fee                                            464,164         415,631         210,891         127,414
 12b-1 distribution plan-Class A                           306,080         230,313               -               -
 12b-1 distribution plan-Class B                                 -               -               -               -
 12b-1 distribution plan-Class C                            44,777               -               -               -
 Shareholder servicing                                      47,166          68,443          38,203          15,423
 Administration fee                                         11,436          12,003          10,504           5,535
 Reports to shareholders                                    13,470          19,176          10,305           3,931
 Professional                                               30,890          31,948          19,023          17,354
 Registration                                                2,754           3,856           2,377             775
 Directors'/Trustees'                                        3,795           3,765           2,037             784
 Other                                                       8,700          12,842          17,518           3,241
--------------------------------------------------------------------------------------------------------------------
 Gross expenses                                            933,232         797,977         310,858         174,457
      Expense reductions                                    (3,578)         (2,333)         (1,122)            (35)
      Management fees waived                                     -               -               -        (127,414)
--------------------------------------------------------------------------------------------------------------------
 Net expenses                                              929,654         795,644         309,736          47,008
--------------------------------------------------------------------------------------------------------------------
 Net investment income                                   5,047,153       4,121,361       2,021,207       1,198,368
--------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investments:
 Net realized loss from
 investment transactions                                (1,465,409)     (2,302,921)       (705,991)       (646,050)
 Net change in unrealized
 appreciation/depreciation
 on investments                                          2,204,249       4,229,523       1,975,239       1,693,665
--------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments                                738,840       1,926,602       1,269,248       1,047,615
--------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 in Net Assets Resulting
 From Operations                                      $  5,785,993    $  6,047,963    $  3,290,455    $  2,245,983)
--------------------------------------------------------------------------------------------------------------------


                                                                              For the Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------------------
                                                          Florida    Pennsylvania        Michigan         Georgia
 Investment Income
 Interest                                            $  7,352,487    $  6,032,242    $  3,134,160    $  1,424,016

 Expenses:
 Management fee                                           641,726         504,847         265,750         129,345
 12b-1 distribution plan-Class A                          395,900         308,528               -               -
 12b-1 distribution plan-Class B                                -               -               -               -
 12b-1 distribution plan-Class C                           65,588               -               -               -
 Shareholder servicing                                     94,668          76,501          50,878          18,550
 Administration fee                                         9,784          10,546           9,648           6,282
 Reports to shareholders                                   21,796          16,143           8,705           2,969
 Professional                                              52,142          36,794          24,553          13,341
 Registration                                               2,994           6,303           1,497             744
 Directors'/Trustees'                                       4,488           3,003           1,679             470
 Other                                                     14,840          10,481           4,657           5,438
-----------------------------------------------------------------------------------------------------------------
 Gross expenses                                         1,303,926         973,146         367,367         177,139
      Expense reductions                                   (6,562)         (5,602)         (2,498)           (698)
      Management fees waived                                    -               -               -        (129,345)
-----------------------------------------------------------------------------------------------------------------
 Net expenses                                           1,297,364         967,544         364,869          47,096
-----------------------------------------------------------------------------------------------------------------
 Net investment income                                  6,055,123       5,064,698       2,769,291       1,376,920
-----------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investments:
 Net realized loss from
 investment transactions                               (3,917,644)       (383,441)     (1,385,665)       (363,336)
 Net change in unrealized
 appreciation/depreciation
 on investments                                        (8,183,315)     (8,873,598)     (3,271,625)     (2,283,607)
-----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments                           (12,100,959)     (9,257,039)     (4,657,290)     (2,646,943)
-----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 in Net Assets Resulting
 From Operations                                     $ (6,045,836)   $ (4,192,341)   $ (1,887,999)   $ (1,270,023)
-----------------------------------------------------------------------------------------------------------------





 *The Trust changed its fiscal year-end.

38   See Notes to Financial Statements                  39

Statements of Changes in Net Assets
 Year Ended September 30, 2000


INCREASE(DECREASE) IN NET ASSETS
 Operations:                                                                          National         New York            Texas
 Net investment income                                                            $  26,671,978    $  12,530,590    $   4,254,769
 Net realized loss from investment transactions                                     (18,326,323)      (7,442,240)      (2,970,246)
 Net change in unrealized appreciation/depreciation on investments                   17,066,506        7,539,086        1,692,294
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                25,412,161       12,627,436        2,976,817
====================================================================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                                       (26,210,020)     (12,341,209)      (4,149,860)
      Class B                                                                          (734,890)               -                -
      Class C                                                                        (1,614,752)        (273,867)               -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (28,559,662)     (12,615,076)      (4,149,860)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                   39,890,517       11,842,708        2,434,881
 Reinvestment of distributions                                                       17,224,696        7,096,411        2,759,399
 Cost of shares reacquired                                                         (111,249,940)     (40,344,068)     (14,106,891)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions    (54,134,727)     (21,404,949)      (8,912,611)
====================================================================================================================================
 Net increase (decrease) in net assets                                              (57,282,228)     (21,392,589)     (10,085,654)
====================================================================================================================================

 NET ASSETS:
 Beginning of year                                                                  597,062,983      255,032,706       84,490,703
====================================================================================================================================
 End of year                                                                      $ 539,780,755    $ 233,640,117    $  74,405,049
====================================================================================================================================
 Accumulated undistributed (distributions in excess of) net investment income     $    (982,784)   $    (631,554)   $    (140,102)
====================================================================================================================================


INCREASE(DECREASE) IN NET ASSETS
 Operations:                                                                         New Jersey      Connecticut         Missouri
 Net investment income                                                            $   7,720,963    $   5,211,045    $   5,959,090
 Net realized loss from investment transactions                                      (5,180,332)      (2,514,844)      (1,635,808)
 Net change in unrealized appreciation/depreciation on investments                    4,980,683        1,375,680          964,573
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                 7,521,314        4,071,881        5,287,855
====================================================================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                                        (8,267,610)      (5,373,423)      (6,143,146)
      Class B                                                                                 -                -                -
      Class C                                                                                 -                -                -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                 (8,267,610)      (5,373,423)      (6,143,146)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                   10,924,884        7,141,830        8,553,206
 Reinvestment of distributions                                                        4,436,808        2,201,080        4,479,772
 Cost of shares reacquired                                                          (26,804,601)     (22,898,242)     (17,894,142)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions    (11,442,909)     (13,555,332)      (4,861,164)
====================================================================================================================================
 Net increase (decrease) in net assets                                              (12,189,205)     (14,856,874)      (5,716,455)
====================================================================================================================================

 NET ASSETS:
 Beginning of year                                                                  163,237,137      111,758,230      125,774,637
====================================================================================================================================
 End of year                                                                      $ 151,047,932    $  96,901,356    $ 120,058,182
====================================================================================================================================
 Accumulated undistributed (distributions in excess of) net investment income     $    (592,264)   $    (144,813)   $    (447,007)
====================================================================================================================================


INCREASE(DECREASE) IN NET ASSETS
 Operations:                                                                              Hawaii       Washington        Minnesota
 Net investment income                                                             $   3,430,655    $   2,620,917    $     967,640
 Net realized loss from investment transactions                                       (1,194,257)      (2,226,587)        (843,184)
 Net change in unrealized appreciation/depreciation on investments                     1,004,913        1,731,685          886,133
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                  3,241,311        2,126,015        1,010,589
====================================================================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                                         (3,436,297)      (2,451,566)      (1,082,552)
      Class B                                                                                  -                -                -
      Class C                                                                                  -                -                -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                  (3,436,297)      (2,451,566)      (1,082,552)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                     8,223,067        3,511,950        4,377,908
 Reinvestment of distributions                                                         1,336,208        1,506,371          774,908
 Cost of shares reacquired                                                           (10,793,485)     (12,029,669)      (4,059,843)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions      (1,234,210)      (7,011,348)       1,092,973
====================================================================================================================================
 Net increase (decrease) in net assets                                                (1,429,196)      (7,336,899)       1,021,010
====================================================================================================================================

 NET ASSETS:
 Beginning of year                                                                    71,619,347       51,848,658       19,843,279
====================================================================================================================================
 End of year                                                                       $  70,190,151    $  44,511,759    $  20,864,289
====================================================================================================================================
 Accumulated undistributed (distributions in excess of) net investment income      $     108,212    $     473,144    $     (66,118)
====================================================================================================================================


INCREASE(DECREASE) IN NET ASSETS
 Operations:                        S                                                 California
 Net investment income                                                            $  10,569,780
 Net realized loss from investment transactions                                      (3,562,708)
 Net change in unrealized appreciation/depreciation on investments                    5,366,845
-----------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                12,373,917
===============================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                                        (9,767,172)
      Class B                                                                                 -
      Class C                                                                          (504,343)
-----------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (10,271,515)
===============================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                   10,633,219
 Reinvestment of distributions                                                        4,735,973
 Cost of shares reacquired                                                          (40,664,314)
-----------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions    (25,295,122)
===============================================================================================
 Net increase (decrease) in net assets                                              (23,192,720)
===============================================================================================

 NET ASSETS:
 Beginning of year                                                                  219,880,161
===============================================================================================
 End of year                                                                      $ 196,687,441
===============================================================================================
 Accumulated undistributed (distributions in excess of) net investment income     $     148,361
===============================================================================================





40 See Notes to Financial Statements      41

Statements of Changes in Net Assets
 Year Ended September 30, 1999


INCREASE(DECREASE) IN NET ASSETS                                                       National         New York            Texas

 Operations:
 Net investment income                                                            $  32,381,444    $  14,517,491    $   4,618,764
 Net realized gain (loss) from investment transactions                               (6,453,149)        (247,046)      (2,194,752)
 Net change in unrealized appreciation/depreciation on investments                  (50,382,900)     (23,097,350)      (6,921,083)
------------------------------------------------------------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations                               (24,454,605)      (8,826,905)      (4,497,071)
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
 Net investment income
      Class A                                                                       (28,839,888)     (13,857,824)      (4,626,876)
      Class B                                                                          (591,671)               -                -
      Class C                                                                        (1,765,949)        (308,456)               -
 Net realized gain from investment transactions
      Class A                                                                        (9,645,280)               -         (962,026)
      Class B                                                                          (182,252)               -                -
      Class C                                                                          (691,001)               -                -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (41,716,041)     (14,166,280)      (5,588,902)
------------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                   59,929,700       11,967,741        8,191,331
 Reinvestment of distributions                                                       27,589,196        8,196,054        3,727,256
 Cost of shares reacquired                                                          (82,595,438)     (32,394,646)      (9,949,181)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions      4,923,458      (12,230,851)       1,969,406
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                              (61,247,188)     (35,224,036)      (8,116,567)
------------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                  658,310,171      290,256,742       92,607,270
------------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                      $ 597,062,983    $ 255,032,706    $  84,490,703
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (distributions in excess of) net investment income     $     904,900    $    (547,068)   $    (245,011)
------------------------------------------------------------------------------------------------------------------------------------


INCREASE(DECREASE) IN NET ASSETS                                                     New Jersey      Connecticut         Missouri

 Operations:
 Net investment income                                                            $   9,173,658    $   6,089,046    $   6,610,014
 Net realized gain (loss) from investment transactions                               (1,091,791)         (78,227)       1,347,189
 Net change in unrealized appreciation/depreciation on investments                  (14,686,316)      (9,571,217)     (11,024,090)
-----------------------------------------------------------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations                                (6,604,449)      (3,560,398)      (3,066,887)
-----------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
 Net investment income
      Class A                                                                        (9,017,246)      (6,007,093)      (6,637,087)
      Class B                                                                                 -                -                -
      Class C                                                                                 -                -                -
 Net realized gain from investment transactions
      Class A                                                                        (3,695,316)               -                -
      Class B                                                                                 -                -                -
      Class C                                                                                 -                -                -
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (12,712,562)      (6,007,093)      (6,637,087)
-----------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                   12,758,881       13,939,413       11,685,863
 Reinvestment of distributions                                                        7,542,942        2,689,871        4,683,324
 Cost of shares reacquired                                                          (23,874,345)     (16,286,208)     (25,045,944)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions     (3,572,522)         343,076       (8,676,757)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                              (22,889,533)      (9,224,415)     (18,380,731)
-----------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                  186,126,670      120,982,645      144,155,368
-----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                      $ 163,237,137    $ 111,758,230    $ 125,774,637
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (distributions in excess of) net investment income     $    (231,617)   $      (9,671)   $    (446,551)
-----------------------------------------------------------------------------------------------------------------------------------




INCREASE(DECREASE) IN NET ASSETS                                                         Hawaii       Washington        Minnesota

 Operations:
 Net investment income                                                            $   3,835,503    $   3,205,394    $     942,107
 Net realized gain (loss) from investment transactions                                 (486,199)         109,993           12,207
 Net change in unrealized appreciation/depreciation on investments                   (5,845,381)      (5,739,926)      (1,551,262)
------------------------------------------------------------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations                                (2,496,077)      (2,424,539)        (596,948)
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
 Net investment income
      Class A                                                                        (3,617,258)      (2,874,908)        (913,056)
      Class B                                                                                 -                -                -
      Class C                                                                                 -                -                -
 Net realized gain from investment transactions
      Class A                                                                                 -                -                -
      Class B                                                                                 -                -                -
      Class C                                                                                 -                -                -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                 (3,617,258)      (2,874,908)        (913,056)
------------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                    4,060,791        2,052,719        8,299,061
 Reinvestment of distributions                                                        1,536,085        1,877,380          647,287
 Cost of shares reacquired                                                           (8,834,623)      (9,535,733)      (1,992,279)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions     (3,237,747)      (5,605,634)       6,954,069
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                               (9,351,082)     (10,905,081)       5,444,065
------------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                   80,970,429       62,753,739       14,399,214
------------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                      $  71,619,347    $  51,848,658    $  19,843,279
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (distributions in excess of) net investment income     $     113,854    $     303,793    $      30,745
------------------------------------------------------------------------------------------------------------------------------------


INCREASE(DECREASE) IN NET ASSETS                                                     California

 Operations:
 Net investment income                                                            $  12,181,601
 Net realized gain (loss) from investment transactions                                  286,600
 Net change in unrealized appreciation/depreciation on investments                  (22,493,114)
-----------------------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations                               (10,024,913)
-----------------------------------------------------------------------------------------------

 Distributions to shareholders from:
 Net investment income
      Class A                                                                       (11,801,694)
      Class B                                                                                 -
      Class C                                                                                 -
 Net realized gain from investment transactions
      Class A                                                                                 -
      Class B                                                                                 -
      Class C                                                                                 -
-----------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (11,801,694)
-----------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                   15,242,324
 Reinvestment of distributions                                                        5,540,482
 Cost of shares reacquired                                                          (43,480,555)
-----------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions    (22,697,749)
-----------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                              (44,524,356)
-----------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                  264,404,517
-----------------------------------------------------------------------------------------------
 End of year                                                                      $ 219,880,161
-----------------------------------------------------------------------------------------------
 Accumulated undistributed (distributions in excess of) net investment income     $    (149,904)
-----------------------------------------------------------------------------------------------



42    See Notes to Financial Statements                  43

Statements of Changes in Net Assets

                                                                             For the Period November 1, 1999 to September 30, 2000*
-----------------------------------------------------------------------------------------------------------------------------------

 INCREAAE(DECREASE) IN NET ASSETS                                         Florida     Pennsylvania         Michigan         Georgia
 Operations:
 Net investment income                                              $   5,047,153    $   4,121,361    $   2,021,207   $   1,198,368
 Net realized gain (loss) from investment transactions                 (1,465,409)      (2,302,921)        (705,991)       (646,050
 Net change in unrealized appreciation/depreciation on investments      2,204,249        4,229,523        1,975,239       1,693,665
===================================================================================================================================
 Net increase (decrease) in net assets resulting from operations        5,785,993        6,047,963        3,290,455       2,245,983
===================================================================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                          (4,425,826)      (4,321,196)      (2,226,493)     (1,348,311
      Class C                                                            (210,303)               -                -               -
 Net realized gain from investment transactions
      Class A                                                                   -                -                -               -
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                   (4,636,129)      (4,321,196)      (2,226,493)     (1,348,311
===================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                     11,425,801        8,506,212        2,035,580       4,867,543
 Reinvestment of distributions                                          1,636,007        1,961,465        1,377,398       1,111,569
 Cost of shares reacquired                                            (21,657,944)     (14,279,496)      (8,167,207)     (5,063,877
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 capital share transactions                                            (8,596,136)      (3,811,819)      (4,754,229)        915,235
===================================================================================================================================
 Net increase (decrease) in net assets                                 (7,446,272)      (2,085,052)      (3,690,267)      1,812,907
===================================================================================================================================

 NET ASSETS:
 Beginning of period                                                  106,969,716       93,834,666       49,356,065      27,431,830
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                      $  99,523,444    $  91,749,614    $  45,665,798   $  29,244,737
===================================================================================================================================
 Accumulated undistributed (distributions in excess of)
 net investment income                                              $      18,382    $    (343,442)   $    (106,780)  $     (97,434
===================================================================================================================================


                                                                                                        Year Ended October 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

 INCREAAE(DECREASE) IN NET ASSETS                                         Florida     Pennsylvania         Michigan         Georgia
 Operations:
 Net investment income                                              $   6,055,123    $   5,064,698    $   2,769,291   $   1,376,920
 Net realized gain (loss) from investment transactions                 (3,917,644)        (383,441)      (1,385,665)       (363,336)
 Net change in unrealized appreciation/depreciation on investments     (8,183,315)      (8,873,598)      (3,271,625)     (2,283,607)
====================================================================================================================================
 Net increase (decrease) in net assets resulting from operations       (6,045,836)      (4,192,341)      (1,887,999)     (1,270,023)
====================================================================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                          (5,861,053)      (5,110,986)      (2,666,930)     (1,303,721)
      Class C                                                            (282,492)               -                -               -
 Net realized gain from investment transactions
      Class A                                                                   -                -                -        (156,238)
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                    6,143,545       (5,110,986)      (2,666,930)     (1,459,959)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                     11,496,856        9,216,617        6,967,293      14,058,781
 Reinvestment of distributions                                          2,648,817        2,334,947        1,584,103       1,157,234
 Cost of shares reacquired                                            (29,553,307)     (11,320,135)      (7,778,927)     (4,818,661)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 capital share transactions                                           (15,407,634)         231,429          772,469      10,397,354
====================================================================================================================================
 Net increase (decrease) in net assets                                (27,597,015)      (9,071,898)      (3,782,460)      7,667,372
====================================================================================================================================

 NET ASSETS:
 Beginning of period                                                  134,566,731      102,906,564       53,138,525      19,764,458
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                      $ 106,969,716    $  93,834,666    $  49,356,065   $  27,431,830
====================================================================================================================================
 Accumulated undistributed (distributions in excess of)
 net investment income                                              $    (529,045)   $    (175,891)   $      97,911   $      52,509)
====================================================================================================================================


                                                                                                        Year Ended October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

 INCREAAE(DECREASE) IN NET ASSETS                                         Florida     Pennsylvania        Michigan          Georgia
 Operations:
 Net investment income                                              $   6,590,565    $   5,009,861   $   2,657,453    $     854,695
 Net realized gain (loss) from investment transactions                  2,832,040          376,860          47,231          169,461
 Net change in unrealized appreciation/depreciation on investments        342,625        2,421,388       1,185,432          401,895
===================================================================================================================================
 Net increase (decrease) in net assets resulting from operations        9,765,230        7,808,109       3,890,116        1,426,051
===================================================================================================================================

 Distributions to shareholders from:
 Net investment income
      Class A                                                          (6,344,675)      (5,096,457)     (2,665,343)        (838,393)
      Class C                                                            (296,112)               -               -                -
 Net realized gain from investment transactions
      Class A                                                                   -                -               -         (204,622)
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                   (6,640,787)      (5,096,457)     (2,665,343)      (1,043,015)
===================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                      8,004,729       18,457,191       5,381,047        6,912,841
 Reinvestment of distributions                                          2,709,366        2,310,650       1,455,413          666,699
 Cost of shares reacquired                                            (24,019,865)     (14,810,076)     (7,552,518)      (2,095,385)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 capital share transactions                                           (13,305,770)       5,957,765        (716,058)       5,484,155
===================================================================================================================================
 Net increase (decrease) in net assets                                (10,181,327)       8,669,417         508,715        5,867,191
===================================================================================================================================

 NET ASSETS:
 Beginning of period                                                  144,748,058       94,237,147      52,629,810       13,897,267
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                      $ 134,566,731    $ 102,906,564   $  53,138,525    $  19,764,458
===================================================================================================================================
 Accumulated undistributed (distributions in excess of)
 net investment income                                              $    (454,247)   $    (129,603)  $      (4,450)   $     (20,690)
===================================================================================================================================



 *The Trust changed its fiscal year-end.



44            See Notes to Financial Statements               45

Financial Highlights
NATIONAL TAX-FREE INCOME FUND

                                                                                              Year Ended 9/30,
                                                                      -------------------------------------------------------------
                                                                          2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                    $  10.79       $  11.98    $  11.48    $  11.08    $  11.00
                                                                      =========     =========    ========    ========    ==========
Investment operations
     Net investment income                                                 .51(a)         .59         .60         .59         .60
     Net realized and unrealized gain (loss) on investments                .01          (1.03)        .47         .41         .08
                                                                      ---------     ---------    --------    --------    ----------
        Total from investment operations                                   .52           (.44)       1.07        1.00         .68
                                                                      ---------     ---------    --------    --------    ----------

Distributions to shareholders from:
     Net investment income                                                (.55)          (.56)       (.57)       (.60)       (.60)
     Net realized gain                                                      --           (.19)         --          --          --
                                                                      ---------     ---------    --------    --------    ----------
        Total distributions                                               (.55)          (.75)       (.57)       (.60)       (.60)
                                                                      ---------     ---------    --------    --------    ----------
Net asset value, end of year                                          $  10.76       $  10.79    $  11.98    $  11.48    $  11.08
                                                                      =========     =========    ========    ========    ==========

Total Return(b)                                                           5.02%         (3.85)%      9.60%       9.30%       6.31%

Ratios to Average Net Assets
     Expenses, including waiver                                            .98%(e)        .95%        .88%        .87%        .90%
     Expenses, excluding waiver                                            .99%           .95%        .88%        .87%        .90%
     Net investment income                                                4.85%          5.10%       5.18%       5.27%       5.63%





                                                                                              Year Ended 9/30,         8/1/96(d)
                                                                      ------------------------------------------------    to
                                                                           2000        1999       1998        1997     9/30/96
Per Share Operating Performance (Class B Shares)
Net asset value, beginning of period                                  $  10.82      $  11.98   $  11.50   $  11.08   $  11.05
                                                                      =========     =========  ========   ========   =========
Investment operations
     Net investment income                                                 .44(a)        .51        .52        .56        .09
     Net realized and unrealized gain (loss) on investments                .01          (.99)       .46        .41        .03
                                                                      ---------     ---------  --------   --------   ---------
        Total from investment operations                         .         .45          (.48)       .98        .97        .12
                                                                      ---------     ---------  --------   --------   ---------

Distributions to shareholders from:
     Net investment income                                                (.48)         (.49)      (.50)      (.55)      (.09)
     Net realized gain                                                      --          (.19)        --         --         --
                                                                      ---------     ---------  --------   --------   ---------
        Total distributions                                               (.48)         (.68)      (.50)      (.55)      (.09)
                                                                      ---------     ---------  --------   --------   ---------
Net asset value, end of period                                        $  10.79      $  10.82   $  11.98   $  11.50   $  11.08
                                                                      =========     =========  ========   ========   =========

Total Return(b)                                                           4.32%        (4.30)%     8.85%      8.95%      1.16%(c)

Ratios to Average Net Assets
     Expenses, including waiver                                           1.63%(e)      1.54%      1.47%      1.37%       .20%(c)
     Expenses, excluding waiver                                           1.63%         1.54%      1.47%      1.37%       .20%(c)
     Net investment income                                                4.15%         4.41%      4.49%      4.65%       .68%(c)
====================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering class shares.
 (e) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

NATIONAL TAX-FREE INCOME FUND



                                                                                              Year Ended 9/30,           7/15/96(d)
                                                                      ------------------------------------------------      to
                                                                           2000        1999        1998         1997      9/30/96
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                                 $  10.81      $  11.99    $   11.49   $  11.08    $  10.90
                                                                      ========      ========    =========   ========    =========
Investment operations
     Net investment income                                                 .45(a)        .50          .52        .51         .11
     Net realized and unrealized gain (loss) on investments               (.01)        (1.01)         .47        .42         .19
                                                                      --------      --------    ---------   --------    ---------
        Total from investment operations                                   .44          (.51)         .99        .93         .30
                                                                      --------      --------    ---------   --------    ---------

Distributions to shareholders from:
     Net investment income                                                (.48)          .48)        (.49)      (.52)       (.12)
     Net realized gain                                                      --          (.19)          --         --          --
                                                                      --------      --------    ---------   --------    ---------
        Total distributions                                               (.48)         (.67)        (.49)      (.52)       (.12)
                                                                      --------      --------    ---------   --------    ---------
Net asset value, end of period                                        $  10.77      $  10.81    $   11.99  $   11.49   $   11.08
                                                                      ========      ========    =========   ========    =========

Total Return(b)                                                           4.23%        (4.45)%       8.80%      8.61%       2.71%(c)

Ratios to Average Net Assets
     Expenses, including waiver                                           1.63%(e)      1.63%        1.61%      1.59%        .34%(c)
     Expense, excluding waiver                                            1.64%         1.63%        1.61%      1.59%        .34%(c)
Net investment income                                                     4.19%         4.38%        4.44%      4.54%        .96%(c)


                                                                                           Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
     Net assets, end of year (000)                                    $ 539,781     $597,063    $658,310      $646,736%   $672,344
     Portfolio turnover rate                                             185.25%      254.13%     304.15%       232.64%     205.35%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering class shares.
 (e) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
New York tax-free income fund

                                                                                              Year Ended 9/30,
                                                                      -------------------------------------------------------------
                                                                          2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                    $  10.51       $  11.42    $  11.03    $  10.78    $  10.85
                                                                      =========     =========    ========    ========    ==========
Investment operations
     Net investment income                                                 .55(a)         .58         .56         .58         .60
     Net realized and unrealized gain (loss)on investments                 .02           (.94)        .41         .26        (.08)
                                                                      ---------     ---------    --------    --------    ----------
        Total from investment operations                                   .57           (.36)        .97         .84         .52
                                                                      ---------     ---------    --------    --------    ----------

Distributions to shareholders from:
     Net investment income                                                (.55)          (.56)       (.57)       (.59)       (.59)
                                                                      ---------     ---------    --------    --------    ----------
Net asset value, end of year                                         $   10.53      $   10.51   $   11.43   $   11.03   $   10.78
                                                                      =========     =========    ========    ========    ==========

Total Return(b)                                                           5.65%         (3.23)%      9.03%       8.01%       4.87%

Ratios to Average Net Assets
     Expenses, including waiver                                            .96%(e)        .93%        .85%        .85%        .81%
     Expenses, excluding waiver                                            .97%           .93%        .85%        .85%        .81%
     Net investment income                                                5.28%          5.21%       5.06%       5.35%       5.54%





                                                                                              Year Ended 9/30,           7/15/96(d)
                                                                      ------------------------------------------------      to
                                                                           2000        1999        1998         1997      9/30/96
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                                 $  10.51      $  11.42    $  11.02   $  10.78    $  10.63
                                                                      ========      ========    ========   ========    ==========
Investment operations
     Net investment income                                                 .49(a)        .50         .49         .48         .11
     Net realized and unrealized gain (loss) on investments                .02          (.93)        .40         .27         .15
                                                                      --------      --------    ---------   --------    ----------
        Total from investment operations                                   .51          (.43)        .89         .75         .26
                                                                      --------      --------    ---------   --------    ----------

Distributions to shareholders from:
     Net investment income                                                (.48)         (.48)       (.49)       (.51)       (.11)

Net asset value, end of period                                        $  10.54      $  10.51    $  11.42    $  11.02    $  10.78
                                                                      ========      ========    ========   ========    ==========

Total Return(b)                                                           5.07%        (3.93)%      8.34%       7.13%       2.48%(c)

Ratios to Average Net Assets
     Expenses, including waiver                                           1.55%(e)      1.62%       1.57%       1.57%        .34%(c)
     Expenses, excluding waiver                                           1.56%         1.62%       1.57%       1.57%        .34%(c)
     Net investment income                                                4.72%         4.49%       4.32%       4.60%       1.04%(c)


                                                                                           Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                   $233,640      $255,033    $290,257      $300,490    $319,553
      Portfolio turnover rate                                            76.33%        52.67%      64.63%       110.28%      64.25%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering class shares.
 (e) The ratio includes expenses paid through an expense offset arrangement.
 See Notes to Financial Statements.


Financial Highlights
Texas tax-free income fund

                                                                                            Year Ended 9/30,
                                                                    -------------------------------------------------------------
                                                                        2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                   $   9.55      $  10.69    $  10.40    $  10.11    $  10.05
                                                                    =========     =========    ========    ========    =========
Investment operations
     Net investment income                                                .51(a)        .52         .51         .55         .57
     Net realized and unrealized gain (loss) on investments              (.13)        (1.03)        .40         .37         .04
                                                                    ---------     ---------    --------    --------    ---------
        Total from investment operations                                  .38          (.51)        .91         .92         .61
                                                                    ---------     ---------    --------    --------    ---------

Distributions to shareholders from:
     Net investment income                                               (.50)         (.52)       (.53)       (.56)       (.55)
     Net realized gain                                                     --          (.11)       (.09)       (.07)         --
                                                                    ---------     ---------    --------    --------    ---------
        Total distributions                                              (.50)         (.63)       (.62)       (.63)       (.55)
                                                                    ---------     ---------    --------    --------    ---------
Net asset value, end of year                                         $   9.43      $   9.55   $   10.69   $   10.40   $   10.11
                                                                    =========      =========    ========    ========   =========

Total Return(b)                                                          4.14%        (4.96)%      9.24%       9.25%       6.11%

Ratios to Average Net Assets
     Expenses, including waiver                                           .99%(c)       .94%        .91%        .88%        .69%(c)
     Expenses, excluding waiver                                          1.01%          .94%        .91%        .88%        .87%
     Net investment income                                               5.47%         5.12%       4.85%       5.38%       5.58%


                                                                                           Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
Net assets, end of year (000)                                         $74,405       $84,491     $92,607       $91,301     $94,414
      Portfolio turnover rate                                          163.39%       168.04%     143.78%       127.88%     112.34%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) The ratio includes expenses paid through an expense offset arrangement.
 See Notes to Financial Statements.

 Financial Highlights
New Jersey tax-free income fund

                                                                                          Year Ended 9/30,
                                                                  -------------------------------------------------------------
                                                                      2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                $    4.97      $   5.54     $ 5.34      $5.18       $  5.14
                                                                  =========      =========    ========    ========    =========
Investment operations
      Net investment income                                             .25(a)        .27        .26        .27           .28
      Net realized and unrealized gain (loss) on investments             --(b)       (.47)       .22        .15           .04
                                                                   ---------     ---------    --------    --------    ---------
         Total from investment operations                               .25          (.20)       .48        .42           .32
                                                                   ---------     ---------    --------    --------    ---------

 Distributions to shareholders from:
      Net investment income                                            (.26)         (.26)      (.26)      (.28)         (.28)
      Net realized gain                                                  --          (.11)        --         --            --
                                                                   ---------     ---------    --------    --------    ---------
         Total distributions                                           (.26)         (.37)      (.26)      (.28)         (.28)
                                                                   ---------     ---------    --------    --------    ---------
 Net asset value, end of year                                      $   4.96      $   4.97   $   5.54   $   5.32      $   5.18
                                                                  =========      =========    ========    ========    =========

 Total Return(c)                                                       5.31%        (3.73)%     9.34%      8.25%         6.29%

 Ratios to Average Net Assets
      Expenses, including waiver                                        .97%(d)       .93%       .86%       .82%(d)       .79%(d)
      Expenses, excluding waiver                                        .98%          .93%       .86%       .86%          .86%
      Net investment income                                            5.03%         5.11%      4.85%      5.21%         5.31%

                                                                                          Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                   $151,048      $163,237    $186,127      $184,465    $186,402
      Portfolio turnover rate                                           125.73%       185.16%     118.38%       154.80%     171.63%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Amount is less than $0.01.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
Connecticut tax-free income fund

                                                                                           Year Ended 9/30,
                                                                   -------------------------------------------------------------
                                                                       2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                  $   9.89       $  10.73    $  10.42    $  10.13    $  10.12
                                                                   =========      =========    ========    ========    =========
Investment operations
     Net investment income                                               .49(a)         .54         .52         .55         .57
     Net realized and unrealized gain (loss) on investments             (.08)          (.86)        .32         .29        (.01)
                                                                   ---------      ---------    --------    --------    ---------
        Total from investment operations                                 .41           (.32)        .84         .84         .56
                                                                   ---------      ---------    --------    --------    ---------

Distributions to shareholders from:
     Net investment income                                              (.51)          (.52)       (.53)       (.55)       (.55)
                                                                   ---------      ---------    --------    --------    ---------
Net asset value, end of year                                        $   9.79       $   9.89    $  10.73    $  10.42     $ 10.13
                                                                   =========      =========    ========    ========    =========

Total Return(b)                                                         4.32%         (3.04)%      8.32%       8.56%       5.70%

Ratios to Average Net Assets
     Expenses, including waiver                                         1.02%(c)        .95%        .81%        .59%(c)     .38%(c)
     Expenses, excluding waiver                                         1.02%           .95%        .81%        .78%        .80%
     Net investment income                                              5.10%          5.12%       4.95%       5.45%       5.66%

                                                                                          Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                $96,901          $111,758    $120,983      $119,909    $122,885
      Portfolio turnover rate                                        37.92%            53.76%      61.06%        37.09%      63.61%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
MISSOURI  tax-free income fund

                                                                                           Year Ended 9/30,
                                                                   -------------------------------------------------------------
                                                                       2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                  $   4.99       $   5.36    $   5.22    $   5.08    $  5.08
                                                                   =========      =========    ========    ========    =========
Investment operations
      Net investment income                                              .24(a)         .25         .25         .27         .27
      Net realized and unrealized gain (loss) on investments            (.02)          (.37)        .14         .14         .01
                                                                   ---------      ---------    --------    --------    ---------
         Total from investment operations                                .22           (.12)        .39         .41         .28
                                                                   ---------      ---------    --------    --------    ---------

 Distributions to shareholders from:
      Net investment income                                             (.25)          (.25)       (.25)       (.27)       (.28)
                                                                   ---------      ---------    --------    --------    ---------
 Net asset value, end of year                                       $   4.96       $   4.99    $   5.36    $   5.22    $   5.08
                                                                   =========      =========    ========    ========    =========

 Total Return(b)                                                        4.63%         (2.25)%      7.75%       8.22%       5.54%

 Ratios to Average Net Assets
      Expenses, including waiver                                        1.02%(c)        .99%        .92%(c)     .70%(c)     .77%(c)
      Expenses, excluding waiver                                        1.02%           .99%        .93%        .94%        .92%
      Net investment income                                             4.98%          4.84%       4.80%       5.22%       5.21%

                                                                                          Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                   $120,058      $125,775    $144,155     $140,280     $134,144
      Portfolio turnover rate                                            43.30%        78.85%      72.89%       27.34%       93.17%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.


Financial Highlights
HAWAII  tax-free income fund

                                                                                              Year Ended 9/30,
                                                                      -------------------------------------------------------------
                                                                          2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                    $   4.84      $   5.25  $   5.07     $   4.93     $   4.91
                                                                      ========      ========  ========     ========     =========
Investment operations
      Net investment income                                                .24(a)       .26       .25          .26          .27
      Net realized and unrealized gain (loss) on investments              (.01)        (.43)      .18          .14          .02
                                                                      --------      --------  --------     --------     ---------
         Total from investment operations                                  .23         (.17)      .43          .40          .29
                                                                      --------      --------  --------     --------     ---------

 Distributions to shareholders from:
      Net investment income                                               (.24)        (.24)     (.25)        (.26)        (.27)
                                                                      --------      --------  --------     --------     ---------
 Net asset value, end of year                                         $   4.83     $   4.84  $   5.25     $   5.07     $   4.93
                                                                      ========      ========  ========     ========     =========

 Total Return(b)                                                          4.94%       (3.31)%    8.59%        8.42%        5.94%

 Ratios to Average Net Assets
      Expenses, including waiver                                           .99%(c)      .97%      .92%(c)      .58%(c)      .57%(c)
      Expenses, excluding waiver                                           .99%         .97%      .93%         .87%         .87%
      Net investment income                                               5.03%        5.03%     4.78%        5.39%        5.46%

                                                                                          Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                   $70,190       $71,619     $80,970       $79,079     $85,344
      Portfolio turnover rate                                           30.06%        27.63%      52.65%        29.09%      59.46%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
Washington  tax-free income fund

                                                                                            Year Ended 9/30,
                                                                    -------------------------------------------------------------
                                                                        2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                    $   4.91      $   5.38   $   5.16   $   4.96      $   4.91
                                                                      ========      ========   ========   ========      ========
 Investment operations
      Net investment income                                                .27(a)        .28        .27        .27           .27
      Net realized and unrealized gain (loss) on investments              (.04)         (.50)       .21        .20           .06
                                                                      --------      --------   --------   --------      --------
         Total from investment operations                                  .23          (.22)       .48        .47           .33
                                                                      --------      --------   --------   --------      --------

 Distributions to shareholders from:
      Net investment income                                               (.25)         (.25)      (.26)      (.27)         (.28)
                                                                      --------      --------   --------   --------      --------
 Net asset value, end of year                                         $   4.89      $   4.91   $   5.38   $   5.16      $   4.96
                                                                      ========      ========   ========   ========      ========

 Total Return(b)                                                          4.90%        (4.17)%     9.48%      9.82%         6.80%

 Ratios to Average Net Assets
      Expenses, including waiver                                           .71%(c)       .66%       .65%       .57%(c)       .60%(c)
      Expenses, excluding waiver                                           .71%          .66%       .65%       .62%          .68%
      Net investment income                                               5.58%         5.42%      5.20%      5.36%         5.47%

                                                                                          Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                   $44,512       $51,849     $62,754       $66,215     $71,295
      Portfolio turnover rate                                          152.63%       180.42%     141.56%       132.37%      78.02%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.



Financial Highlights
Minnesota tax-free income fund

                                                                                          Year Ended 9/30,
                                                                  -------------------------------------------------------------
                                                                      2000           1999        1998        1997        1996
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year                                 $   4.78     $   5.18     $    5.05     $   4.90     $   5.01
                                                                   ========     ========     =========     ========     ========
 Investment operations
      Net investment income                                             .23(a)       .27           .27          .27          .30
      Net realized and unrealized gain (loss) on investments            .01         (.41)          .13          .16         (.08)
                                                                   --------     --------     ---------     --------     --------
         Total from investment operations                               .24         (.14)          .40          .43          .22
                                                                   --------     --------     ---------     --------     --------

 Distributions to shareholders from:
      Net investment income                                            (.26)        (.26)         (.27)        (.28)        (.29)
      Net realized gain                                                  --           --            --           --         (.04)
                                                                   --------     --------     ---------     --------     --------
         Total distributions                                           (.26)        (.26)         (.27)        (.28)        (.33)
                                                                   --------     --------     ---------     --------     --------
 Net asset value, end of year                                      $   4.76     $   4.78     $    5.18     $   5.05     $   4.90
                                                                   ========     ========     =========     ========     ========

 Total Return(b)                                                       5.32%       (2.72)%        8.11%        8.97%        4.44%

 Ratios to Average Net Assets
      Expenses, including waiver                                        .24%(c)      .23%(c)       .27%(c)      .36%(c)      .00%(c)
      Expenses, excluding waiver                                        .74%         .73%          .77%         .86%         .91%
      Net investment income                                            5.00%        5.43%         5.19%        5.51%        5.91%

                                                                                          Year Ended 9/30,
                                                                      -------------------------------------------------------------
Supplemental Data for All Classes:                                       2000        1999       1998           1997       1996
===================================================================================================================================
      Net assets, end of year (000)                                   $20,864       $19,843     $14,399       $10,510     $8,047
      Portfolio turnover rate                                           50.37%        22.87%      40.65%        41.45%     43.08%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
CALIFORNIA TAX-FREE INCOME FUND



                                                                                     Year Ended 9/30,          One Month    Year
                                                               ------------------------------------------------Ended 9/30 Ended 8/31
                                                                  2000       1999       1998        1997        1996         1996
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                          $ 10.16     $ 11.12    $ 10.72     $ 10.43      $ 10.32      $ 10.41
                                                               ========    =======    =======     ========     =======      =======

     Net investment income                                         .53(a)      .54        .54         .56          .05          .57
     Net realized and unrealized gain (loss) on investments        .12        (.98)       .39         .29          .11         (.09)
                                                               --------    -------    -------     --------     -------      -------
        Total from investment operations                           .65        (.44)       .93         .85          .16          .48
                                                               --------    -------    -------     --------     -------      -------

     Net investment income                                        (.52)       (.52)      (.53)       (.56)        (.05)        (.57)
                                                               --------    -------    -------     --------     -------      -------
Net asset value, end of period                                 $ 10.29     $ 10.16    $ 11.12     $ 10.72      $ 10.43      $ 10.32
                                                               ========    =======    =======     ========     =======      =======

Total Return(b)                                                   6.62%      (4.09)%     8.86%       8.39%        1.53%(c)     4.65%


     Expenses, including waiver                                    .94%(e  )    .93%      .87%        .72%         .07%(c)      .75%
     Expenses, excluding waiver                                    .94%         .93%      .87%        .85%         .07%(c)      .86%
     Net investment income                                        5.30%        4.96%     4.98%       5.38%         .44%(c)     5.41%



                                                                                    Year Ended 9/30,          One Month    Year
                                                              -----------------------------------------------Ended 9/30 7/15/1996(d)
                                                                2000       1999       1998        1997        1996         1996
 Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                       $   10.16    $   11.12  $   10.72  $   10.43  $   10.32     $   10.28
                                                           =========    =========  =========  =========  =========     =========
Investment operations
     Net Investment income                                       .47(a)       .46        .47        .48        .04           .07
     Net realized and unrealized gain (loss) on investments      .12         (.98)       .38        .29        .11           .04
                                                           ---------    ---------  ---------  ---------  ---------     ---------
        Total from investment operations                         .59         (.52)       .85        .77        .15           .11
                                                           ---------    ---------  ---------  ---------  ---------     ---------

Distributions  to shareholders from:
     Net investment income                                      (.45)        (.44)      (.45)      (.48)      (.04)         (.07)
                                                           ---------    ---------  ---------  ---------  ---------     ---------
Net asset value, end of period                             $   10.30    $   10.16  $   11.12  $   10.72  $   10.43     $   10.32
                                                           =========    =========  =========  =========  =========     =========

Total Return(b)                                                 6.02%       (4.77)%     8.09%      7.59%      1.47%(c)      1.16%(c)

Ratios to Average Net Assets
     Expenses, including waiver                                 1.55%(e)     1.60%      1.59%      1.46%       .13%(c)       .17%(c)
     Expenses, excluding waiver                                 1.55%        1.60%      1.59%      1.59%       .13%(c)       .21%(c)
     Net investment income                                      4.70%        4.28%      4.26%      4.64%       .38%(c)       .65%(c)



                                                                                    Year Ended 9/30,          One Month    Year
                                                              -----------------------------------------------Ended 9/30 7/15/1996(d)
 Supplemental Data for All Classes:                           2000       1999       1998        1997        1996         1996
===================================================================================================================================
      Net assets, end of period (000)                         $196,687   $219,880   $264,405    $273,009     $294,837    $291,611
      Portfolio turnover rate                                   100.22%    185.43%    187.26%     121.97%        2.74%     132.37%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering class shares.
 (e) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
FLORIDA SERIES



                                                         11/1/99                     Year Ended 10/31,
                                                            to    -------------------------------------------------------------
                                                         9/30/00*         1999        1998        1997       1996        1995
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                    $  4.52         $  4.98      $  4.87    $  4.79    $  4.85     $  4.49
                                                        =======         =======      =======    =======    =======     =======
Investment operations
    Net investment income                                   .23(a)          .23(a)       .24        .24        .25         .27
    Net realized and unrealized gain (loss) on investment   .03            (.46)         .11        .09       (.06)        .35
                                                        -------         -------      -------    -------    -------     -------
       Total from investment operations                     .26            (.23)         .35        .33        .19         .62
                                                        -------         -------      -------    -------    -------     -------

 Distributions to shareholders from:
    Net investment income                                  (.21)           (.23)        (.24)      (.25)      (.25)       (.26)
                                                        -------         -------      -------    -------    -------     -------
 Net asset value, end of period                            4.57         $  4.52      $  4.98    $  4.87    $  4.79     $  4.85
                                                        =======         =======      =======    =======    =======     =======

 Total Return(b)                                           5.86%(c)       (4.74)%       7.30%      7.12%      4.09%      14.22%

 Ratios to Average Net Assets
    Expenses, including waiver                              .89%(c)(e)      .97%(e)      .89%       .86%       .80%(e)     .74%(e)
    Expenses, excluding waiver                              .89%(c)         .97%         .89%       .86%       .82%        .88%
    Net investment income                                  5.00%(c)        4.73%        4.79%      5.03%      5.19%       5.81%


                                                                  11/1/99                Year Ended 10/31,          7/15/96(d)
                                                                     to    ----------------------------------------    to
                                                                  9/30/00*         1999        1998        1997     10/31/96
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                             $    4.52        $    4.98     $    4.87  $    4.79  $    4.70
                                                                 =========        =========     =========  =========  =========
Investment operations
      Net investment income                                            .20(a)           .20(a)        .20        .20        .07
      Net realized and unrealized gain (loss) on investments           .04             (.46)          .11        .10        .09
                                                                 ---------        ---------     ---------  ---------  ---------
         Total from investment operations                              .24             (.26)          .31        .30        .16
                                                                 ---------        ---------     ---------  ---------  ---------

 Distributions to shareholders from:
      Net investment income                                           (.18)            (.20)         (.20)      (.22)      (.07)
                                                                 ---------        ---------     ---------  ---------  ---------
 Net asset value, end of period                                  $    4.58        $    4.52     $    4.98  $    4.87  $    4.79
                                                                 =========        =========     =========  =========  =========

 Total Return(b)                                                      5.44%(c)        (5.43)%        6.52%      6.33%      3.35%(c)

 Ratios to Average Net Assets
      Expenses, including waiver                                      1.42%(c)(e)      1.62%(e)      1.58%      1.57%       .44%(c)
      Expenses, excluding waiver                                      1.43%(c)         1.62%         1.58%      1.57%       .44%(c)
      Net investment income                                           4.52%(c)         4.07%         4.09%      4.29%      1.37%(c)

                                                         11/1/99                     Year Ended 10/31,
                                                            to    -----------------------------------------------------------------
 Supplemental Data for All Classes:                      9/30/00*          1999        1998        1997       1996        1995
===================================================================================================================================
      Net assets, end of period (000)                     $99,523         $106,970     $134,567    $144,748   $162,070    $173,242
      Portfolio turnover rate                              169.02%(c)       191.12%      140.61%     106.32%    167.95%     142.04%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering class shares.
 (e) The ratio includes expenses paid through an expense offset arrangement. *The Trust changed its fiscal year-end.
 See Notes to Financial Statements.

Financial Highlights
Pennsylvania SERIES



                                                               11/1/99                     Year Ended 10/31,
                                                                  to    -----------------------------------------------------------
                                                               9/30/00*        1999       1998       1997      1996       1995
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                           $ 4.81       $  5.28      $ 5.14    $  5.01    $  5.01    $  4.62
                                                               ======       =======      ======    =======    =======    =======

      Net investment income                                       .22(a)        .26(a)      .27        .28        .28        .28
      Net realized and unrealized gain (loss) on investments      .10          (.47)        .14        .13         --(e)     .40
                                                               ------       -------      ------    -------    -------    -------
         Total from investment operations                         .32          (.21)        .41        .41        .28        .68
                                                               ------       -------      ------    -------    -------    -------


      Net investment income                                      (.23)         (.26)       (.27)      (.28)      (.28)      (.29)
                                                               ------       -------      ------    -------    -------    -------
 Net asset value, end of period                                  4.90       $  4.81      $ 5.28    $  5.14    $  5.01    $  5.01
                                                               ======       =======      ======    =======    =======    =======

 Total Return(b)                                                 6.83%(c)     (4.13)%      8.12%      8.37%      5.68%     15.02%

 Ratios to Average Net Assets
      Expenses, including waiver                                  .88%(c)(d)    .96%(d)     .72%       .61%(d)    .62%(d)    .50%(d)
      Expenses, excluding waiver                                  .88%(c)       .96%        .72%       .65%       .69%       .65%
      Net investment income                                      4.54%(c)      5.02%       5.05%      5.47%      5.55%      5.83%



                                                         11/1/99                     Year Ended 10/31,
                                                            to    ------------------------------------------------------------
 Supplemental Data for All Classes:                      9/30/00*          1999        1998        1997       1996        1995
===================================================================================================================================
      Net assets, end of period (000)                     $91,750         $93,835      $102,907    $94,237    $92,605    $93,494
      Portfolio turnover rate                               61.00%          40.76%        65.20%     70.99%     78.30%    126.11%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) The ratio includes expenses paid through an expense offset arrangement.
 (e) Amount represents less than $0.01.
 *The Trust changed its fiscal year-end.
 See Notes to Financial Statements.




Financial Highlights
Michigan SERIES


                                                               11/1/99                     Year Ended 10/31,
                                                                  to    -----------------------------------------------------------
                                                               9/30/00*        1999       1998       1997      1996       1995
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                           $4.75        $ 5.18     $ 5.06  $ 4.93     $ 4.93     $  4.53
                                                               =====        ======     ======  ======     ======     =======
 Investment operations
      Net investment income                                      .21(a)        .26(a)     .26     .27        .27         .28
      Net realized and unrealized gain (loss) on investments     .14          (.44)       .12     .13       (.01)        .40
                                                               -----        ------     ------  ------     ------     -------
         Total from investment operations                        .35          (.18)       .38     .40        .26         .68
                                                               -----        ------     ------  ------     ------     -------

 Distributions to shareholders from:
      Net investment income                                     (.23)         (.25)      (.26)   (.27)      (.26)       (.28)
                                                               -----        ------     ------  ------     ------     -------
 Net asset value, end of period                                $4.87        $ 4.75     $ 5.18  $ 5.06     $ 4.93     $  4.93
                                                               =====        ======     ======  ======     ======     =======

 Total Return(b)                                                7.57%(c)     (3.55)%     7.59%   8.24%      5.53%      15.39%

 Ratios to Average Net Assets
      Expenses, including waiver                                 .67%(c)(d)    .69%(d)    .69%    .60%(d)    .44%(d)     .25%(d)
      Expenses, excluding waiver                                 .67%(c)       .69%       .69%    .68%       .73%        .75%
      Net investment income                                     4.37%(c)      5.21%      4.98%   5.37%      5.59%       5.95%



                                                         11/1/99                     Year Ended 10/31,
                                                            to    -----------------------------------------------------------------
 Supplemental Data for All Classes:                      9/30/00*          1999        1998        1997       1996        1995
===================================================================================================================================
      Net assets, end of period (000)                     $45,666         $49,356      $53,139     $52,630    $52,975     $54,186
      Portfolio turnover rate                              111.48%         186.97%       82.33%      68.50%     85.26%      98.89%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) The ratio includes expenses paid through an expense offset arrangement. *The Trust changed its fiscal year-end.
 See Notes to Financial Statements.

Financial Highlights
Georgia SERIES


                                                              11/1/99                     Year Ended 10/31,
                                                                 to    ------------------------------------------------------------
                                                              9/30/00*        1999       1998       1997      1996       1995
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                          $ 4.91        $ 5.43     $  5.31     $ 5.14     $ 5.12     $  4.76
                                                              ======        ======     =======     ======     ======     =======
 Investment operations
      Net investment income                                      .21(a)        .28         .27        .27        .29         .25
      Net realized and unrealized gain (loss) on investments     .19          (.50)        .19        .19        .04         .37
                                                              ------        ------     -------     ------     ------     -------
         Total from investment operations                        .40          (.22)        .46        .46        .33         .62
                                                              ------        ------     -------     ------     ------     -------

 Distributions to shareholders from:
      Net investment income                                     (.24)         (.26)       (.27)      (.28)      (.29)       (.26)
      Net realized gain                                           --          (.04)       (.07)      (.01)      (.02)         --
                                                              ------        ------     -------     ------     ------     -------
         Total distribution                                     (.24)         (.30)       (.34)      (.29)      (.31)       (.26)
                                                              ------        ------     -------     ------     ------     -------
 Net asset value, end of period                               $ 5.07        $ 4.91     $  5.43     $ 5.31     $ 5.14     $  5.12
                                                              ======        ======     =======     ======     ======     =======

 Total Return(b)                                                8.59%(c)      4.36%       9.00%      9.27%      6.69%      13.15%

 Ratios to Average Net Assets
      Expenses, including waiver                                 .17%(c)(d)    .18%(d)     .24%(d)    .38%(d)    .03%(d)     .00%(d)
      Expenses, excluding waiver                                 .63%(c)       .68%        .74%       .88%       .83%       1.08%
      Net investment income                                     4.30%(c)      5.32%       5.07%      5.23%      5.55%       5.44%





                                                         11/1/99                     Year Ended 10/31,
                                                            to    -----------------------------------------------------------------
 Supplemental Data for All Classes:                      9/30/00*          1999        1998        1997       1996        1995
===================================================================================================================================
      Net assets, end of period (000)                     $29,245         $27,432      $19,764     $13,897    $10,688     $5,203
      Portfolio turnover rate                              122.44%         115.87%      126.52%      90.40%     72.53%    142.69%
===================================================================================================================================

 (a) Calculated using average shares outstanding during the year.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) The ratio includes expenses paid through an expense offset arrangement. *The Trust changed its fiscal year-end.
 See Notes to Financial Statements.

Notes to Financial Statements



1.     Organization

This report covers the financial statements of Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust"). The Company and Trust are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies and consist of the following ten and four portfolios, respectively, (separately, a "Fund" and collectively, the "Funds"): National Tax-Free Income Fund ("National"), New York Tax-Free Income Fund ("New York"), Texas Tax-Free Income Fund ("Texas"), New Jersey Tax-Free Income Fund ("New Jersey"), Connecticut Tax-Free Income Fund ("Connecticut"), Missouri Tax-Free Income Fund ("Missouri"), Hawaii Tax-Free Income Fund ("Hawaii"), Washington Tax-Free Income Fund ("Washington"), Minnesota Tax-Free Income Fund ("Minnesota"), California Tax-Free Income Fund ("California"), Florida Series ("Florida"), Pennsylvania Series ("Pennsylvania"), Michigan Series ("Michigan") and Georgia Series ("Georgia"). Each Fund is non-diversified as defined under the Act, except for National. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions at the date of the financial statements.

The Trust changed its fiscal year-end from October 31 to September 30, to conform to the fiscal year-end of the Company. Accordingly, the financial statements of the Trust cover an eleven-month period from November 1, 1999 to September 30, 2000.


2.     Significant Accounting Policies

(a) Investment Valuation-Securities are valued at prices supplied by independent pricing services. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined in accordance with procedures adopted by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Interest income is recorded on the accrual basis. For multi-class funds, net investment income and realized and unrealized gains or losses are allocated to each class of shares, daily, based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Company and Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(d) Reclassification-Certain reclassifications have been made to prior year financial statements to conform to the current period presentation. Such reclassifications have no impact on the previously reported net asset value.

(e) Expenses-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro rata basis. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Plans.




3.     Management Fees and Other Transactions with Affiliates


Management Fees

The Company and Trust each have a management agreement with Lord, Abbett & Co. ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company and Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and super vision of the Company's and Trust's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses. For the year ended September 30, 2000 for Minnesota, and for the period ended September 30, 2000 and the year ended October 31, 1999 for Georgia, Lord Abbett voluntarily waived its management fees.

12b-1 Plans

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:


Fee                               Class A(1)          Class B     Class C(4)
--------------------------------------------------------------------------------
Service                              .25%(2)             .25%           .25%
Distribution                         .10%(3)             .75%           .75%

(1) The Class A Plans of Washington, Minnesota, Michigan and Georgia will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. As of 9/30/00, the net assets of each fund have not reached $100 million.

(2) The annual rate is 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan for National, New York, Texas, New Jersey, Hawaii, Washington, Minnesota and Pennsylvania.

(3) In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases.

(4)  Service and distribution fees are accrued at an annual rate of up to 1%.


Commissions

Distributor received the following commissions on sales of shares of the Funds after concessions were paid to authorized distributors:

                                              Year Ended September 30, 2000
                        ---------------------------------------------------

                         Distributor                               Dealers'
                         Commissions                            Concessions
                        ---------------------------------------------------
National                     $33,763                               $158,778
New York                      14,336                                 66,896
Texas                          8,253                                 37,898
New Jersey                    19,841                                 93,061
Connecticut                   16,332                                 75,858
Missouri                      25,923                                122,672
Hawaii                         9,604                                 46,020
Washington                     4,669                                 22,418
Minnesota                     12,003                                 66,056
California                    13,701                                 62,871
Florida*                       5,480                                 25,709
Pennsylvania*                 13,690                                 66,517
Michigan*                      8,754                                 40,258
Georgia*                      13,345                                 60,464

                                                Year Ended October 31, 1999
                        ---------------------------------------------------

                         Distributor                               Dealers'
                         Commissions                            Concessions
                        ---------------------------------------------------
Florida                      $19,203                               $123,182
Pennsylvania                  34,170                                213,869
Michigan                      20,680                                142,339
Georgia                       40,828                                269,680

* For the period 11/1/99 - 9/30/00.

4. Distributions and Capital Loss Carryforwards

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

At September 30, 2000, the capital loss carryforwards, along with the related expiration dates, are as follows:

                        2002               2003           2004          2005             2007                2008            Total
------------------------------------------------------------------------------------------------------------------------------------
National                   -                  -              -             -                -         $15,235,896      $15,235,896
New York                   -         $8,259,602     $1,668,796             -                -             983,645       10,912,043
Texas                      -                  -              -             -                -           3,125,112        3,125,112
New Jersey                 -                  -              -             -                -           4,594,253        4,594,253
Connecticut                -            721,307        537,856             -                -             677,619        1,936,782
Missouri                   -            495,713      1,103,066       $31,063                -             151,236        1,781,078
Hawaii                     -             68,514      1,575,226             -          $37,384             584,699        2,265,823
Washington                 -                  -        470,961             -                -             947,474        1,418,435
Minnesota                  -                  -              -             -                -              19,877           19,877
California       $11,890,149          5,761,785              -             -                -           3,282,765       20,934,699
Florida            3,653,800          2,642,077      1,035,870             -        3,917,644           1,465,409       12,714,800
Pennsylvania               -            455,598              -             -          383,441           2,302,921        3,141,960
Michigan             818,540            371,149              -             -        1,385,665             705,991        3,281,345
Georgia                    -                  -              -             -          363,336             640,751        1,004,087



5. Portfolio Securities Transactions

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                             Year Ended September 30, 2000
                           -------------------------------------------------
                           Purchases                                 Sales
                           -------------------------------------------------
National                 $1,035,590,784                     $1,127,778,121
New York                    182,018,571                        203,577,532
Texas                       127,411,381                        141,126,605
New Jersey                  191,499,434                        207,833,012
Connecticut                  38,102,975                         52,346,813
Missouri                     51,090,300                         54,386,197
Hawaii                       20,252,095                         21,065,070
Washington                   71,833,724                         80,904,103
Minnesota                    10,671,431                          9,411,765
California                  197,989,432                        219,913,503
Florida*                    170,981,849                        181,703,490
Pennsylvania*                54,924,418                         57,842,663
Michigan*                    51,460,627                         59,058,671
Georgia*                     36,016,079                         33,545,417

                                               Year Ended October 31, 1999
                           -------------------------------------------------
                              Purchases                              Sales
                           -------------------------------------------------
Florida                    $244,258,532                       $254,930,480
Pennsylvania                 40,580,318                         41,245,867
Michigan                    102,712,634                        100,482,219
Georgia                      37,943,069                         28,791,044

* For the period 11/1/99 - 9/30/00.

As of September 30, 2000, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:


                                                                                      Net
                                       Gross                    Gross           Unrealized
                                     Unrealized             Unrealized        Appreciation
                       Tax Cost      Appreciation          Depreciation     (Depreciation)
-------------------------------------------------------------------------------------------
National           $537,890,794       $12,774,332           $(9,860,640)        $2,913,692
New York            225,039,376         7,472,021            (1,797,350)         5,674,671
Texas                70,337,891         2,180,728              (406,211)         1,774,517
New Jersey          147,843,741         4,960,285            (1,992,574)         2,967,711
Connecticut          96,205,990         2,480,641            (2,694,700)         (214,059)
Missouri            118,182,632         2,986,787            (2,469,150)           517,637
Hawaii               68,333,754         1,896,503            (1,128,499)           768,004
Washington           43,313,175         1,241,710              (395,532)           846,178
Minnesota            20,024,980           331,800              (446,716)         (114,916)
California          189,758,920         6,627,636            (2,246,669)         4,380,967
Florida              96,280,082         3,091,981            (1,370,755)         1,721,226
Pennsylvania         89,416,510         2,847,765            (1,382,341)         1,465,424
Michigan             43,588,328         1,613,632               (95,441)         1,518,191
Georgia              28,726,940           715,078              (382,150)           332,928


6. Directors'/Trustees' Remuneration

The Directors/Trustees associated with Lord Abbett and all officers of the Company and Trust receive no compensation from the Company or Trust for acting as such. Outside Directors'/Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors/Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company, Trust, or other funds within the Lord Abbett Family of Funds. The cost of such fees and earnings accrued thereon is included in Directors'/ Trustees' expense. Deferred fees and related accrued earnings are not deductible for Federal income tax purposes until such amounts are paid.


7. Concentration of Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific state or industry.

Each fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.


8. Expense Reduction

The Company and Trust have entered into agreements with their transfer agents whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's and Trust's expenses.

9.     Certain Reclassifications

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent items identified at September 30, 2000, have been reclassified among the components of net assets as follows:


                                          Accumulated
                    Undistributed         Net Realized
                   Net Investment           Loss from
                           Income          Investments       Paid-In Capital
-------------------------------------------------------------------------------
New Jersey              $186,000                                 $(186,000)
Connecticut               27,236                                   (27,236)
Missouri                 183,600                                  (183,600)
Minnesota                 18,049             $(1,034)              (17,015)
Florida                  136,403                                  (136,403)
Pennsylvania              32,284                                   (32,284)
Michigan                     595                                      (595)


10. Summary of Capital Transactions

The Company has 1,000,000,000 authorized shares (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of New York, New Jersey, and California, and 70,000,000 to each of Texas, Connecticut, Missouri, Hawaii, Washington and Minnesota. The Trust has an unlimited number of shares of beneficial interest authorized.

Transactions in shares of capital for the single class Funds are as follows:

                                                                                                Year Ended 9/30/2000
                    -------------------------------------------------------------------------------------------------
                          Texas      New Jersey    Connecticut      Missouri        Hawaii                Washington
---------------------------------------------------------------------------------------------------------------------
Shares sold             260,996        2,250,716        736,683     1,742,762     1,744,087                  724,732
Reinvestment
of distributions        295,645          908,267        227,874       915,352       281,425                  312,241
Shares reacquired    (1,513,525)      (5,511,587)    (2,360,325)   (3,664,444)   (2,278,597)              (2,495,081)
---------------------------------------------------------------------------------------------------------------------
Share increase
(decrease)             (956,884)      (2,352,604)    (1,395,768)   (1,006,330)     (253,085)              (1,458,108)
---------------------------------------------------------------------------------------------------------------------


                                                                                       Year Ended 9/30/2000
------------------------------------------------------------------------------------------------------------
                     Minnesota               Pennsylvania*               Michigan*               Georgia*
------------------------------------------------------------------------------------------------------------
Shares sold            932,341                   1,753,389                 427,725                979,476
Reinvestment
of distributions       165,247                     407,357                 288,807                224,252
Shares reacquired     (869,421)                 (2,963,573)             (1,716,609)            (1,020,611)
------------------------------------------------------------------------------------------------------------
Share increase
(decrease)             228,167                    (802,827)             (1,000,077)               183,117
------------------------------------------------------------------------------------------------------------

*For the period November 1, 1999 to September 30, 2000.


                                                                                                        Year Ended 9/30/99
                         ---------------------------------------------------------------------------------------------------
                         Texas       New Jersey   Connecticut     Missouri       Hawaii     Washington            Minnesota
----------------------------------------------------------------------------------------------------------------------------
Shares sold            800,026        2,390,789     1,319,866    2,223,451      796,560        389,460           1,638,218
Reinvestment
of distributions       361,537        1,410,888       256,280      894,762      300,269        358,276             127,846
Shares
reacquired            (974,822)      (4,548,695)   (1,552,956)  (4,783,618)  (1,723,055)    (1,843,141)           (391,138)
----------------------------------------------------------------------------------------------------------------------------
Share increase
(decrease)             186,741         (747,018)       23,190   (1,665,405)    (626,226)    (1,095,405)          1,374,926)
----------------------------------------------------------------------------------------------------------------------------

                                                            Year Ended 10/31/99
--------------------------------------------------------------------------------
                     Pennsylvania                Michigan             Georgia
--------------------------------------------------------------------------------
Shares sold             1,782,011               1,369,248           2,650,359
Reinvestment
of distributions          453,990                 313,540             219,532
Shares
reacquired             (2,210,655)             (1,554,501)           (918,111)
--------------------------------------------------------------------------------
Share increase
(decrease)                 25,346                 128,287           1,951,780
--------------------------------------------------------------------------------


                                                                                 Year Ended 10/31/98
-------------------------------------------------------------------------------------------------------
                                         Pennsylvania                Michigan                Georgia
-------------------------------------------------------------------------------------------------------
Shares sold                                  3,532,337               1,049,221              1,288,523
Reinvestment of distributions                  443,670                 283,947                124,402
Shares reacquired                           (2,833,326)             (1,470,712)              (390,439)
-------------------------------------------------------------------------------------------------------
Share increase (decrease)                    1,142,681                (137,544)             1,022,486
-------------------------------------------------------------------------------------------------------



Notes to Financial Statements (continued)

Transactions (both shares and dollars) in Funds with multiple classes are as follows:


                                                         Year Ended                                    Year Ended
National                                             September 30, 2000                            September 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares                               Shares                        Amount               Shares               Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                               2,901,563                  $ 30,727,287            3,553,093         $ 41,120,760
Reinvestment of distributions             1,523,399                    16,150,135            2,202,784           25,529,495
Shares reacquired                        (9,399,995)                  (99,389,229)          (6,125,009)         (70,108,828)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                 (4,975,033)                 $(52,511,807)            (369,132)        $ (3,458,573)
-----------------------------------------------------------------------------------------------------------------------------------


Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 474,146                   $ 5,031,939              916,903          $10,609,930
Reinvestment of distributions                24,938                       265,133               36,662              425,255
Shares reacquired                          (351,289)                   (3,706,518)            (260,671)          (2,964,850)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                    147,795                   $ 1,590,554)             692,894          $ 8,070,335
-----------------------------------------------------------------------------------------------------------------------------------


Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 388,903                   $ 4,131,291              703,876          $ 8,199,010
Reinvestment of distributions                76,223                       809,428              140,566            1,634,446
Shares reacquired                          (770,042)                   (8,154,193)            (828,590)          (9,521,760)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                        (304,916)                  $(3,213,474)              15,852          $   311,696
-----------------------------------------------------------------------------------------------------------------------------------


New York
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                               1,102,478                  $ 11,370,264              962,807         $ 10,721,047
Reinvestment of distributions               670,950                     6,941,256              718,857            7,998,946
Shares reacquired                        (3,724,261)                  (38,428,967)          (2,855,684)         (31,414,585)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                 (1,950,833)                 $(20,117,447)          (1,174,020)        $(12,694,592)
-----------------------------------------------------------------------------------------------------------------------------------


Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                  46,095                    $  472,444              110,588           $1,246,694
Reinvestment of distributions                15,005                       155,155               17,744              197,108
Shares reacquired                          (185,933)                   (1,915,101)             (89,612)            (980,061)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                        (124,833)                  $(1,287,502))             38,720           $  463,741
-----------------------------------------------------------------------------------------------------------------------------------


California
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 952,596                  $  9,459,594            1,200,714         $ 12,975,648
Reinvestment of distributions               458,269                     4,570,411              484,951            5,243,714
Shares reacquired                        (3,727,721)                  (37,099,980)          (3,813,581)         (40,951,155)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                 (2,316,856)                 $(23,069,975)          (2,127,916)        $(22,731,793)
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 117,415                   $ 1,173,625              208,570          $ 2,266,676
Reinvestment of distributions                16,588                       165,562               27,360              296,768
Shares reacquired                          (357,304)                   (3,564,334)            (235,865)          (2,529,400)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                        (223,301)                  $(2,225,147)                  65          $    34,044
-----------------------------------------------------------------------------------------------------------------------------------



62




Notes to Financial Statements (continued)


Florida


                                                 Period Ended                       Year Ended                        Year Ended
                                           September 30, 2000*                 October 31, 1999                 October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Class A  Shares                    Shares              Amount           Shares           Amount          Shares           Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                      2,395,156        $10,888,821        2,140,580       $10,489,982        1,389,830       $6,880,942
Reinvestment of distributions      351,468          1,587,145          521,529         2,536,233          526,740        2,597,397
Shares reacquired               (4,356,161)       (19,667,710)      (5,872,974)      (27,847,385)      (4,542,387)     (22,396,582)
------------------------------------------------------------------------------------------------------------------------------------
Decrease                        (1,609,537)       $(7,191,744)      (3,210,865)     $(14,821,170)      (2,625,817)    $(12,918,243)
------------------------------------------------------------------------------------------------------------------------------------


                                                 Period Ended                       Year Ended                        Year Ended
                                           September 30, 2000*                 October 31, 1999                 October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Class C  Shares                   Shares            Amount             Shares            Amount         Shares           Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                      119,156          $536,980            206,290        $1,006,874        227,206        $1,123,787
Reinvestment of distributions     10,811            48,862             23,004           112,584         23,490           111,969
Shares reacquired               (439,613)       (1,990,234)          (351,921)       (1,705,922)      (329,582)       (1,623,283)
------------------------------------------------------------------------------------------------------------------------------------
Decrease                        (309,646)      $(1,404,392))         (122,627)        $(586,464)       (78,886)        $(387,527)
------------------------------------------------------------------------------------------------------------------------------------





     The Company and the Trust (unaudited)

     During the year ended September 30, 2000, 100%, of the distributions paid by National, New York, Texas, New Jersey, Connecticut, Missouri, Hawaii, Washington, Minnesota, California, Florida*, Pennsylvania*, Michigan* and Georgia*, were exempt interest dividends and as such, are not subject to U.S. Federal income tax.



*For the period November 1, 1999 to September 30, 2000.

Independent Auditors' Reports


The Board of Directors and Shareholders,
Lord Abbett Tax-Free Income Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Fund, Inc. (the "Company"), comprising, respectively, National Tax-Free Income Fund, New York Tax-Free Income Fund, Texas Tax-Free Income Fund, New Jersey Tax-Free Income Fund, Connecticut Tax-Free Income Fund, Missouri Tax-Free Income Fund, Hawaii Tax-Free Income Fund, Washington Tax-Free Income Fund, Minnesota Tax-Free Income Fund, and California Tax-Free Income Fund (collectively, the "Funds"), as of September 30, 2000, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial
statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
November 16, 2000



The Board of Trustees and Shareholders,
Lord Abbett Tax-Free Income Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Trust (the "Trust"), comprising, respectively, Florida Series, Pennsylvania Series, Michigan Series, and Georgia Series (collectively, the "Series"), as of September 30, 2000, and the related statements of operations for the period November 1, 1999 to September 30, 2000 and for the year ended October 31, 1999, the statements of changes in net assets for the period November 1, 1999 to September 30, 2000 and for each of the years in the two year period ended October 31, 1999, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting Lord Abbett Tax-Free Income Trust as of September 30, 2000, the results of their operations for the period November 1, 1999 to September 30, 2000 and for the year ended October 31, 1999, the changes in their net assets for the period November 1, 1999 to September 30, 2000 and for each of the years in the two year period ended October 31, 1999, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
November 16, 2000

Lord, Abbett & Co.

Investment
Team Profile

Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Funds' investments.

Timothy Browse, Investment Team Leader, has been in the investment management business since 1985. He received his BA from St. Lawrence University, an MBA from Boston University and is the holder of a Chartered Financial Analyst designation. Philip Fang, Investment Manager, has 12 years investment experience. He received his BA from the University of Texas at Austin. Scott Smith, Investment Manager, has been in the investment business since 1989. Other team members include:

Walter Menendez, Municipal Bond Trader, who joined Lord Abbett in 1994; Lena Brandow, Municipal Research Analyst, with the Firm since 1998; and Luke Morosanu, Portfolio Assistant, who joined Lord Abbett in 2000.

The team reports directly to Robert Dow, Managing Partner and Chief Investment Officer. Mr. Dow, together with Zane Brown, Partner and Director of Fixed Income Management, oversee and review the team's investment strategies and implementation.


About Your Fund and Trust's
               Board of Directors and Trustees


The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important com po nents in overseeing a mutual fund. The Board of Trustees watches over the Funds' general oper ations and represents your interests. Trustees review and approve every contract between your Fund and Lord, Abbett & Co. (the Funds' investment manager) and Lord Abbett Distributor LLC (the Funds' underwriter). They meet regularly to review a wide variety of information and issues regard ing the Funds. Every Trustee possesses extensive business experience. Lord Abbett Tax-Free Income Fund and Trust shareholders are indeed fortunate to have a group of independent Trustees with diverse backgrounds to provide a variety of viewpoints in overseeing the Fund. Below, we feature one of our Trustees, E. Thayer Bigelow, Jr.


E. Thayer Bigelow, Jr.
Director -- Lord Abbett
Tax-Free Income Fund


[PHOTO OF E. THAYER BIGELOW]



Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Virginia's Darden Business School. He is currently Senior Advisor at Time Warner Inc. Prior to that, he was acting CEO of Courtroom Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.


Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors of Crane Co. He has been an independent director for all of Lord Abbett's Family of Funds since 1994.

                                Investing in the
                                   Lord Abbett
                                 Family of Funds

GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                     Income Funds             Tax-Free          Money
                          Income Funds                                          Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
Alpha Series(1)           Affiliated Fund              Bond-Debenture Fund      o California      U.S. Government
Global Fund               Balanced Series(2)           High Yield Fund          o Connecticut     Securities Money
Equity Series             Growth & Income Series       Global Fund--            o Florida         Market Fund(3)(4)
Growth                    Research Fund--              Income Series            o Georgia
Opportunities             Large-Cap Series             U.S. Government          o Hawaii
Fund                                                   Securities Series(3)     o Michigan
International Series                                   Limited Duration U.S.    o Minnesota
Large-Cap Growth Fund                                  Government Securities    o Missouri
Mid-Cap Value Fund                                     Series(3)                o National
Research Fund                                          World Bond-              o New Jersey
Small-Cap Value Series                                 Debenture Series         o New York
                                                                                o Pennsylvania
                                                                                o Texas
                                                                                o Washington


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder Service Line: 800-865-7582
Visit Our Website: www.lordabbett.com

(1) Lord Abbett Securities Trust-Alpha Series is a "fund of funds" investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund-Small-Cap Value Series and Lord Abbett Securities Trust-International Series.

(2) Lord Abbett Investment Trust-Balanced Series is a "fund of funds" investing in shares of certain other Lord Abbett Funds.

(3) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(4) An investment in the Fund is neither insured not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

[LOGO]          Lord, Abbett & Co.
                Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                     LATFI 2-900
                                                                         (11/00)